2017 Annual Report

RiverSource® Variable Second-To-Die Life Insurance

S-6196 CD (4/18)	Issued by: RiverSource Life Insurance Company

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of each of the divisions of RiverSource Variable Life Separate Account, as indicated in Note 1, offered through RiverSource® Variable Second-To-Die Life Insurance sponsored by RiverSource Life Insurance Company, as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on the divisions’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the divisions in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2018

We have served as the auditor of one or more investment companies in the Separate Accounts of both RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York since 2010.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$363,277	$25,513,073	$48,929,946	$21,733,101	$8,003,100
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	323	—	2,322	1,113	8,511
Receivable for share redemptions	99	12,072	23,510	11,438	3,409
Total assets	363,699	25,525,145	48,955,778	21,745,652	8,015,020

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	99	9,509	18,275	8,652	2,982
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,563	5,235	2,786	427
Payable for investments purchased	323	—	2,322	1,113	8,511
Total liabilities	422	12,072	25,832	12,551	11,920
Net assets applicable to Variable Life contracts in accumulation period	363,190	25,513,073	48,929,946	21,733,101	8,002,977
Net assets applicable to seed money	87	—	—	—	123
Total net assets	$363,277	$25,513,073	$48,929,946	$21,733,101	$8,003,100
(1) Investment shares	27,987	775,945	3,029,718	404,713	839,780
(2) Investments, at cost	$339,273	$21,926,732	$43,876,261	$18,855,650	$8,050,737

Dec. 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$14,003,179	$60,279,913	$11,792,460	$7,092,529	$195,459,204
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,897	—	8,770	214	16,564
Receivable for share redemptions	7,493	29,029	4,551	3,092	147,661
Total assets	14,013,569	60,308,942	11,805,781	7,095,835	195,623,429

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,272	27,762	4,551	3,073	111,664
Minimum death benefit guarantee risk charge	—	—	—	—	904
Contract terminations	1,221	1,267	—	19	35,093
Payable for investments purchased	2,897	—	8,770	214	16,564
Total liabilities	10,390	29,029	13,321	3,306	164,225
Net assets applicable to Variable Life contracts in accumulation period	14,003,179	60,279,913	11,792,375	7,092,529	195,459,204
Net assets applicable to seed money	—	—	85	—	—
Total net assets	$14,003,179	$60,279,913	$11,792,460	$7,092,529	$195,459,204
(1) Investment shares	1,149,686	5,377,334	794,640	3,180,506	7,287,815
(2) Investments, at cost	$9,795,334	$36,291,691	$11,285,131	$6,357,156	$120,062,247

See accompanying notes to financial statements.

2	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$307,464,754	$209,233,972	$56,003,080	$20,797,563	$42,161,449
Dividends receivable	—	—	—	—	811
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	9,873	32,700
Receivable for share redemptions	284,028	136,203	46,896	8,986	33,394
Total assets	307,748,782	209,370,175	56,049,976	20,816,422	42,228,354

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	177,277	87,480	23,668	8,762	18,700
Minimum death benefit guarantee risk charge	336	—	—	—	35
Contract terminations	106,415	48,723	23,228	224	14,659
Payable for investments purchased	—	—	—	9,873	32,700
Total liabilities	284,028	136,203	46,896	18,859	66,094
Net assets applicable to Variable Life contracts in accumulation period	307,464,754	209,233,972	56,003,080	20,797,563	42,160,256
Net assets applicable to seed money	—	—	—	—	2,004
Total net assets	$307,464,754	$209,233,972	$56,003,080	$20,797,563	$42,162,260
(1) Investment shares	6,384,235	8,352,654	2,677,011	2,315,987	42,161,449
(2) Investments, at cost	$134,914,160	$135,126,156	$42,551,658	$24,364,149	$42,160,473

Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$57,289,639	$23,429,512	$94,676,423	$58,878,158	$96,908,822
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	15,943	2,657	58,948	—	12,462
Receivable for share redemptions	24,370	14,658	43,270	53,038	58,713
Total assets	57,329,952	23,446,827	94,778,641	58,931,196	96,979,997

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	24,370	10,978	43,133	24,070	40,288
Minimum death benefit guarantee risk charge	—	—	111	—	—
Contract terminations	—	3,680	26	28,968	18,425
Payable for investments purchased	15,943	2,657	58,948	—	12,462
Total liabilities	40,313	17,315	102,218	53,038	71,175
Net assets applicable to Variable Life contracts in accumulation period	57,289,639	23,429,512	94,676,423	58,878,158	96,908,822
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$57,289,639	$23,429,512	$94,676,423	$58,878,158	$96,908,822
(1) Investment shares	8,387,941	3,082,831	9,129,838	3,542,609	4,711,173
(2) Investments, at cost	$57,523,686	$25,970,212	$96,395,047	$35,158,755	$62,221,238

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$3,869,016	$16,552,461	$15,927,486	$73,431,575	$14,543,101
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,440	1,155	42	—	—
Receivable for share redemptions	1,622	6,956	8,622	86,011	11,535
Total assets	3,874,078	16,560,572	15,936,150	73,517,586	14,554,636

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,607	6,863	6,972	42,520	6,627
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	15	93	1,650	43,491	4,908
Payable for investments purchased	3,440	1,155	42	—	—
Total liabilities	5,062	8,111	8,664	86,011	11,535
Net assets applicable to Variable Life contracts in accumulation period	3,868,939	16,552,461	15,927,486	73,431,575	14,543,101
Net assets applicable to seed money	77	—	—	—	—
Total net assets	$3,869,016	$16,552,461	$15,927,486	$73,431,575	$14,543,101
(1) Investment shares	411,597	648,099	706,946	4,683,136	590,703
(2) Investments, at cost	$3,909,137	$11,096,767	$12,072,951	$49,179,114	$10,266,951

Dec. 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$17,913,042	$23,459,789	$6,247,078	$11,277,389	$6,207,416
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,090	4,177	3,092	62
Receivable for share redemptions	17,380	13,532	4,456	6,193	8,255
Total assets	17,930,422	23,476,411	6,255,711	11,286,674	6,215,733

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,591	10,272	2,741	5,052	2,815
Minimum death benefit guarantee risk charge	—	56	—	—	—
Contract terminations	9,789	3,204	1,715	1,141	5,440
Payable for investments purchased	—	3,090	4,177	3,092	62
Total liabilities	17,380	16,622	8,633	9,285	8,317
Net assets applicable to Variable Life contracts in accumulation period	17,913,042	23,459,789	6,247,078	11,277,389	6,207,416
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$17,913,042	$23,459,789	$6,247,078	$11,277,389	$6,207,416
(1) Investment shares	743,280	2,266,646	1,550,144	2,069,246	305,935
(2) Investments, at cost	$11,536,301	$23,598,639	$9,075,682	$13,404,793	$4,120,952

See accompanying notes to financial statements.

4	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Assets
Investments, at fair value(1),(2)	$20,582,951	$1,614,185	$23,188,983	$96,717,768	$54,838,196
Dividends receivable	—	—	66,296	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,134	103	3,216	13,971	—
Receivable for share redemptions	14,987	536	23,563	41,027	37,472
Total assets	20,599,072	1,614,824	23,282,058	96,772,766	54,875,668

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,384	536	10,653	41,018	24,727
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	5,603	—	12,910	9	12,745
Payable for investments purchased	1,134	103	69,512	13,971	—
Total liabilities	16,121	639	93,075	54,998	37,472
Net assets applicable to Variable Life contracts in accumulation period	20,582,951	1,614,109	23,188,983	96,717,768	54,838,196
Net assets applicable to seed money	—	76	—	—	—
Total net assets	$20,582,951	$1,614,185	$23,188,983	$96,717,768	$54,838,196
(1) Investment shares	790,132	118,777	2,501,508	2,610,466	2,435,089
(2) Investments, at cost	$16,438,488	$1,579,088	$23,205,080	$75,840,910	$35,454,225

Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$111,279,744	$19,897,662	$47,464,750	$5,300,160	$20,910,995
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	2,496	16,260	2,117	7,627
Receivable for share redemptions	67,944	9,175	19,323	2,081	8,294
Total assets	111,347,688	19,909,333	47,500,333	5,304,358	20,926,916

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	51,282	9,042	19,323	2,050	7,937
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	16,662	133	—	31	357
Payable for investments purchased	—	2,496	16,260	2,117	7,627
Total liabilities	67,944	11,671	35,583	4,198	15,921
Net assets applicable to Variable Life contracts in accumulation period	111,279,744	19,897,662	47,464,750	5,300,077	20,910,995
Net assets applicable to seed money	—	—	—	83	—
Total net assets	$111,279,744	$19,897,662	$47,464,750	$5,300,160	$20,910,995
(1) Investment shares	2,882,895	873,854	2,873,169	327,777	1,027,063
(2) Investments, at cost	$86,640,618	$15,035,657	$43,424,943	$5,117,864	$20,578,621

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$41,034,755	$90,571,949	$1,139,173	$6,122,850	$50,655,271
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,442	2,835	85	991	—
Receivable for share redemptions	18,179	41,403	517	2,838	33,234
Total assets	41,056,376	90,616,187	1,139,775	6,126,679	50,688,505

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,083	37,833	512	2,761	21,635
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	2,096	3,570	5	77	11,599
Payable for investments purchased	3,442	2,835	85	991	—
Total liabilities	21,621	44,238	602	3,829	33,234
Net assets applicable to Variable Life contracts in accumulation period	41,034,755	90,571,949	1,139,100	6,122,850	50,655,271
Net assets applicable to seed money	—	—	73	—	—
Total net assets	$41,034,755	$90,571,949	$1,139,173	$6,122,850	$50,655,271
(1) Investment shares	2,072,462	5,352,952	121,707	448,232	2,609,751
(2) Investments, at cost	$37,572,948	$83,902,767	$1,143,943	$5,679,560	$41,004,746

Dec. 31, 2017 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$11,250,349	$6,609,872	$9,519,030	$109,639,007	$23,160,154
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,607	231	—	464	527
Receivable for share redemptions	5,288	7,627	7,353	89,550	31,922
Total assets	11,262,244	6,617,730	9,526,383	109,729,021	23,192,603

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,982	2,676	4,218	61,503	10,289
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	306	4,951	3,135	28,047	21,633
Payable for investments purchased	6,607	231	—	464	527
Total liabilities	11,895	7,858	7,353	90,014	32,449
Net assets applicable to Variable Life contracts in accumulation period	11,250,349	6,609,785	9,519,030	109,639,007	23,160,154
Net assets applicable to seed money	—	87	—	—	—
Total net assets	$11,250,349	$6,609,872	$9,519,030	$109,639,007	$23,160,154
(1) Investment shares	178,662	591,752	463,439	2,985,812	852,103
(2) Investments, at cost	$7,975,354	$6,714,370	$7,656,040	$81,884,754	$20,358,919

See accompanying notes to financial statements.

6	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
Assets
Investments, at fair value(1),(2)	$27,061,669	$11,364,321	$9,529,763	$1,736,424	$16,846,827
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,630	298	565	502	7,593
Receivable for share redemptions	11,742	7,148	7,464	544	7,666
Total assets	27,077,041	11,371,767	9,537,792	1,737,470	16,862,086

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,731	4,715	4,084	544	7,268
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	11	2,433	3,380	—	398
Payable for investments purchased	3,630	298	565	502	7,593
Total liabilities	15,372	7,446	8,029	1,046	15,259
Net assets applicable to Variable Life contracts in accumulation period	27,061,669	11,364,321	9,529,763	1,736,349	16,846,827
Net assets applicable to seed money	—	—	—	75	—
Total net assets	$27,061,669	$11,364,321	$9,529,763	$1,736,424	$16,846,827
(1) Investment shares	688,067	2,022,121	414,879	185,361	252,690
(2) Investments, at cost	$21,686,773	$9,958,670	$8,019,845	$1,785,072	$12,043,171

Dec. 31, 2017 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$24,273,625	$38,146,878	$11,178,386	$2,025,857	$35,688,314
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	2,460	6,987	615	—
Receivable for share redemptions	14,934	21,549	7,213	915	24,159
Total assets	24,288,559	38,170,887	11,192,586	2,027,387	35,712,473

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,526	16,051	4,831	915	14,938
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	4,408	5,498	2,382	—	9,221
Payable for investments purchased	—	2,460	6,987	615	—
Total liabilities	14,934	24,009	14,200	1,530	24,159
Net assets applicable to Variable Life contracts in accumulation period	24,273,625	38,146,878	11,178,386	2,025,766	35,688,314
Net assets applicable to seed money	—	—	—	91	—
Total net assets	$24,273,625	$38,146,878	$11,178,386	$2,025,857	$35,688,314
(1) Investment shares	2,099,795	1,240,952	313,296	150,175	1,941,693
(2) Investments, at cost	$16,188,094	$44,925,182	$9,134,262	$1,861,904	$33,462,215

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$22,793,887	$22,958,627	$10,114,779	$7,486,953	$519,400
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	5,584	4,315	656	192
Receivable for share redemptions	19,163	9,373	4,558	5,508	214
Total assets	22,813,050	22,973,584	10,123,652	7,493,117	519,806

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,501	9,373	4,480	2,775	214
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	9,662	—	78	2,733	—
Payable for investments purchased	—	5,584	4,315	656	192
Total liabilities	19,163	14,957	8,873	6,164	406
Net assets applicable to Variable Life contracts in accumulation period	22,793,887	22,958,627	10,114,779	7,486,953	519,326
Net assets applicable to seed money	—	—	—	—	74
Total net assets	$22,793,887	$22,958,627	$10,114,779	$7,486,953	$519,400
(1) Investment shares	1,227,458	792,223	912,063	631,810	52,465
(2) Investments, at cost	$19,363,044	$22,683,229	$8,743,090	$7,091,847	$509,093

Dec. 31, 2017 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Assets
Investments, at fair value(1),(2)	$22,586,064	$42,335,162	$24,088,479	$17,223,816	$3,743,290
Dividends receivable	—	—	—	—	5,575
Accounts receivable from RiverSource Life for contract purchase payments	36,292	66,386	12,143	1,062	2,920
Receivable for share redemptions	12,754	25,376	12,871	8,835	1,656
Total assets	22,635,110	42,426,924	24,113,493	17,233,713	3,753,441

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,146	18,361	9,597	7,590	1,656
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,608	7,015	3,274	1,245	—
Payable for investments purchased	36,292	66,386	12,143	1,062	8,495
Total liabilities	49,046	91,762	25,014	9,897	10,151
Net assets applicable to Variable Life contracts in accumulation period	22,586,064	42,335,162	24,088,479	17,223,816	3,741,125
Net assets applicable to seed money	—	—	—	—	2,165
Total net assets	$22,586,064	$42,335,162	$24,088,479	$17,223,816	$3,743,290
(1) Investment shares	481,785	8,033,238	947,619	1,570,084	342,165
(2) Investments, at cost	$18,462,344	$43,045,160	$22,016,497	$17,054,138	$3,737,421

See accompanying notes to financial statements.

8	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$18,569,868	$7,329,746	$5,891,648	$112,418,630	$32,584,471
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	15,124	5,088	251	9,337	14,169
Receivable for share redemptions	8,415	3,272	4,437	81,264	14,797
Total assets	18,593,407	7,338,106	5,896,336	112,509,231	32,613,437

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,415	3,272	2,469	61,103	14,797
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	1,968	20,161	—
Payable for investments purchased	15,124	5,088	251	9,337	14,169
Total liabilities	23,539	8,360	4,688	90,601	28,966
Net assets applicable to Variable Life contracts in accumulation period	18,569,868	7,329,746	5,891,648	112,418,630	32,584,471
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$18,569,868	$7,329,746	$5,891,648	$112,418,630	$32,584,471
(1) Investment shares	1,129,554	1,129,391	386,338	2,830,278	3,139,159
(2) Investments, at cost	$19,390,763	$7,419,682	$5,222,163	$69,249,136	$32,726,200

Dec. 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$3,754,335	$32,021,400	$2,999,628	$244,723,961	$363,470,781
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,815	1,636	145	91,208	81,819
Receivable for share redemptions	65,654	16,085	1,493	88,661	159,858
Total assets	3,821,804	32,039,121	3,001,266	244,903,830	363,712,458

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,490	14,719	1,157	88,661	159,858
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	64,164	1,366	336	—	—
Payable for investments purchased	1,815	1,636	145	91,208	81,819
Total liabilities	67,469	17,721	1,638	179,869	241,677
Net assets applicable to Variable Life contracts in accumulation period	3,754,261	32,021,400	2,999,500	244,723,961	363,470,781
Net assets applicable to seed money	74	—	128	—	—
Total net assets	$3,754,335	$32,021,400	$2,999,628	$244,723,961	$363,470,781
(1) Investment shares	227,398	1,732,760	394,687	12,353,557	18,320,100
(2) Investments, at cost	$3,823,826	$25,754,970	$3,021,002	$183,823,448	$260,047,095

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$13,766,457	$20,895,312	$1,408,815	$4,286,538	$39,993,166
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	117	—	—	4,103
Receivable for share redemptions	40,690	11,458	764	2,515	17,558
Total assets	13,807,147	20,906,887	1,409,579	4,289,053	40,014,827

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,697	10,301	609	1,885	13,548
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	33,993	1,157	155	630	4,010
Payable for investments purchased	—	117	—	—	4,103
Total liabilities	40,690	11,575	764	2,515	21,661
Net assets applicable to Variable Life contracts in accumulation period	13,766,457	20,895,312	1,408,793	4,286,516	39,993,143
Net assets applicable to seed money	—	—	22	22	23
Total net assets	$13,766,457	$20,895,312	$1,408,815	$4,286,538	$39,993,166
(1) Investment shares	990,393	1,504,342	121,136	347,933	2,917,080
(2) Investments, at cost	$12,432,625	$18,471,574	$1,302,760	$3,873,650	$35,249,513

Dec. 31, 2017 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$28,788,773	$366,198,353	$629,937,623	$591,249,300	$1,105,955,402
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,363	20,902	35,294	51,604	—
Receivable for share redemptions	12,728	271,827	323,000	341,495	854,402
Total assets	28,805,864	366,491,082	630,295,917	591,642,399	1,106,809,804

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,890	161,183	301,114	223,202	505,664
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	838	110,644	21,886	118,293	348,738
Payable for investments purchased	4,363	20,902	35,294	51,604	—
Total liabilities	17,091	292,729	358,294	393,099	854,402
Net assets applicable to Variable Life contracts in accumulation period	28,788,750	366,198,353	629,937,623	591,249,300	1,105,955,402
Net assets applicable to seed money	23	—	—	—	—
Total net assets	$28,788,773	$366,198,353	$629,937,623	$591,249,300	$1,105,955,402
(1) Investment shares	2,028,807	21,707,075	37,296,484	32,238,239	60,204,431
(2) Investments, at cost	$25,504,005	$281,436,580	$456,372,613	$448,066,869	$791,322,148

See accompanying notes to financial statements.

10	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$52,960,127	$80,158,459	$15,419,825	$97,743,182	$107,471,853
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,322	3,456	2,441	372	10,376
Receivable for share redemptions	25,490	93,948	5,794	47,024	52,288
Total assets	52,987,939	80,255,863	15,428,060	97,790,578	107,534,517

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	24,724	37,570	5,693	40,727	43,358
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	766	56,378	101	6,297	8,930
Payable for investments purchased	2,322	3,456	2,441	372	10,376
Total liabilities	27,812	97,404	8,235	47,396	62,664
Net assets applicable to Variable Life contracts in accumulation period	52,960,127	80,158,459	15,419,825	97,743,182	107,471,853
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$52,960,127	$80,158,459	$15,419,825	$97,743,182	$107,471,853
(1) Investment shares	3,465,977	5,239,115	556,070	3,169,364	4,019,142
(2) Investments, at cost	$44,393,791	$64,817,969	$11,753,634	$91,584,766	$116,879,778

Dec. 31, 2017 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$25,133,410	$15,483,156	$17,216,596
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	7,919
Receivable for share redemptions	32,881	14,759	7,993
Total assets	25,166,291	15,497,915	17,232,508

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,361	6,327	6,617
Minimum death benefit guarantee risk charge	—	—	—
Contract terminations	21,520	8,432	1,376
Payable for investments purchased	—	—	7,919
Total liabilities	32,881	14,759	15,912
Net assets applicable to Variable Life contracts in accumulation period	25,133,410	15,483,156	17,216,596
Net assets applicable to seed money	—	—	—
Total net assets	$25,133,410	$15,483,156	$17,216,596
(1) Investment shares	4,671,638	570,492	1,691,218
(2) Investments, at cost	$22,722,406	$13,313,458	$15,399,020

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	11

Statements of Operations

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$6,640	$299,866	$906,798	$—	$151,937
Variable account expenses	1,378	130,158	248,866	98,100	44,288
Investment income (loss) — net	5,262	169,708	657,932	(98,100)	107,649

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	146,899	9,124,069	16,359,545	5,411,450	3,882,681
Cost of investments sold	140,216	6,929,896	16,261,129	4,725,423	3,899,993
Net realized gain (loss) on sales of investments	6,683	2,194,173	98,416	686,027	(17,312)
Distributions from capital gains	—	2,077,275	—	1,070,077	—
Net change in unrealized appreciation or depreciation of investments	23,779	(401,653)	9,057,091	2,822,159	(248,135)
Net gain (loss) on investments	30,462	3,869,795	9,155,507	4,578,263	(265,447)
Net increase (decrease) in net assets resulting from operations	$35,724	$4,039,503	$9,813,439	$4,480,163	$(157,798)

Year ended Dec. 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Investment income
Dividend income	$115,470	$989,735	$140,874	$149,775	$—
Variable account expenses	74,477	348,175	54,343	43,269	1,395,019
Investment income (loss) — net	40,993	641,560	86,531	106,506	(1,395,019)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,984,992	7,432,784	3,483,491	2,941,120	24,304,607
Cost of investments sold	1,529,640	4,748,438	3,398,396	2,645,414	15,055,304
Net realized gain (loss) on sales of investments	455,352	2,684,346	85,095	295,706	9,249,303
Distributions from capital gains	—	—	135,367	76,223	—
Net change in unrealized appreciation or depreciation of investments	2,952,629	1,313,548	870,514	334,136	16,041,753
Net gain (loss) on investments	3,407,981	3,997,894	1,090,976	706,065	25,291,056
Net increase (decrease) in net assets resulting from operations	$3,448,974	$4,639,454	$1,177,507	$812,571	$23,896,037

Year ended Dec. 31, 2017 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$—	$41,962	$—	$132,891
Variable account expenses	2,108,770	1,176,100	276,882	120,150	269,589
Investment income (loss) — net	(2,108,770)	(1,176,100)	(234,920)	(120,150)	(136,698)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	34,301,110	59,878,466	12,704,212	5,735,922	21,401,755
Cost of investments sold	16,871,072	34,925,378	10,333,900	7,037,865	21,400,581
Net realized gain (loss) on sales of investments	17,430,038	24,953,088	2,370,312	(1,301,943)	1,174
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	45,430,662	2,336,394	15,197,151	2,489,851	(1,175)
Net gain (loss) on investments	62,860,700	27,289,482	17,567,463	1,187,908	(1)
Net increase (decrease) in net assets resulting from operations	$60,751,930	$26,113,382	$17,332,543	$1,067,758	$(136,699)

See accompanying notes to financial statements.

12	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$3,118,744	$1,450,270	$2,549,052	$—	$—
Variable account expenses	335,323	152,573	585,896	309,139	489,722
Investment income (loss) — net	2,783,421	1,297,697	1,963,156	(309,139)	(489,722)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,172,777	8,023,771	22,349,942	14,982,084	18,410,359
Cost of investments sold	14,550,513	8,888,154	22,309,538	7,760,689	11,657,057
Net realized gain (loss) on sales of investments	622,264	(864,383)	40,404	7,221,395	6,753,302
Distributions from capital gains	—	—	806,100	—	—
Net change in unrealized appreciation or depreciation of investments	(138,917)	889,498	110,257	6,145,628	10,156,919
Net gain (loss) on investments	483,347	25,115	956,761	13,367,023	16,910,221
Net increase (decrease) in net assets resulting from operations	$3,266,768	$1,322,812	$2,919,917	$13,057,884	$16,420,499

Year ended Dec. 31, 2017 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$73,770	$—	$—	$1,349,856	$—
Variable account expenses	19,431	87,309	100,255	513,692	75,958
Investment income (loss) — net	54,339	(87,309)	(100,255)	836,164	(75,958)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,845,828	3,761,077	7,823,469	11,124,911	3,849,282
Cost of investments sold	1,853,923	2,465,707	5,191,858	7,870,752	2,690,524
Net realized gain (loss) on sales of investments	(8,095)	1,295,370	2,631,611	3,254,159	1,158,758
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(6,168)	1,859,633	(679,516)	11,997,740	1,247,122
Net gain (loss) on investments	(14,263)	3,155,003	1,952,095	15,251,899	2,405,880
Net increase (decrease) in net assets resulting from operations	$40,076	$3,067,694	$1,851,840	$16,088,063	$2,329,922

Year ended Dec. 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$—	$666,551	$566,243	$269,724	$—
Variable account expenses	99,069	138,326	37,942	70,605	36,118
Investment income (loss) — net	(99,069)	528,225	528,301	199,119	(36,118)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,082,349	7,143,618	2,335,268	4,580,861	1,705,523
Cost of investments sold	2,664,939	7,094,535	3,916,374	5,714,439	1,092,583
Net realized gain (loss) on sales of investments	1,417,410	49,083	(1,581,106)	(1,133,578)	612,940
Distributions from capital gains	—	16,089	—	101,723	—
Net change in unrealized appreciation or depreciation of investments	633,151	19,893	1,098,615	1,046,775	476,340
Net gain (loss) on investments	2,050,561	85,065	(482,491)	14,920	1,089,280
Net increase (decrease) in net assets resulting from operations	$1,951,492	$613,290	$45,810	$214,039	$1,053,162

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Investment income
Dividend income	$—	$29,449	$776,518	$711,906	$618,042
Variable account expenses	113,221	6,811	148,561	536,478	301,143
Investment income (loss) — net	(113,221)	22,638	627,957	175,428	316,899

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,115,645	549,229	7,224,194	23,226,255	6,591,178
Cost of investments sold	4,234,378	553,828	7,187,375	17,539,973	4,530,718
Net realized gain (loss) on sales of investments	881,267	(4,599)	36,819	5,686,282	2,060,460
Distributions from capital gains	—	—	—	4,936,983	1,281,219
Net change in unrealized appreciation or depreciation of investments	1,780,521	75,571	(9,820)	6,506,752	4,265,907
Net gain (loss) on investments	2,661,788	70,972	26,999	17,130,017	7,607,586
Net increase (decrease) in net assets resulting from operations	$2,548,567	$93,610	$654,956	$17,305,445	$7,924,485

Year ended Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$652,954	$246,101	$1,465,644	$211,497	$474,259
Variable account expenses	619,524	106,904	261,733	25,909	117,711
Investment income (loss) — net	33,430	139,197	1,203,911	185,588	356,548

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,208,013	2,376,806	12,680,918	1,968,378	9,028,580
Cost of investments sold	10,198,199	1,953,423	13,843,028	1,983,147	7,924,724
Net realized gain (loss) on sales of investments	2,009,814	423,383	(1,162,110)	(14,769)	1,103,856
Distributions from capital gains	4,870,229	17,331	—	—	860,060
Net change in unrealized appreciation or depreciation of investments	12,557,520	4,055,658	4,381,651	221,216	(745,388)
Net gain (loss) on investments	19,437,563	4,496,372	3,219,541	206,447	1,218,528
Net increase (decrease) in net assets resulting from operations	$19,470,993	$4,635,569	$4,423,452	$392,035	$1,575,076

Year ended Dec. 31, 2017 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$201,990	$651,553	$22,344	$32,430	$657,191
Variable account expenses	214,435	502,736	6,538	33,611	271,545
Investment income (loss) — net	(12,445)	148,817	15,806	(1,181)	385,646

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,557,072	21,121,122	480,805	767,434	11,878,237
Cost of investments sold	10,368,791	18,701,787	479,833	671,735	8,462,260
Net realized gain (loss) on sales of investments	1,188,281	2,419,335	972	95,699	3,415,977
Distributions from capital gains	2,762,588	4,892,954	—	664,079	5,143,630
Net change in unrealized appreciation or depreciation of investments	(152,332)	1,417,257	28,054	(133,528)	853,038
Net gain (loss) on investments	3,798,537	8,729,546	29,026	626,250	9,412,645
Net increase (decrease) in net assets resulting from operations	$3,786,092	$8,878,363	$44,832	$625,069	$9,798,291

See accompanying notes to financial statements.

14	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$8,863	$244,416	$173,605	$1,127,263	$402,450
Variable account expenses	60,041	33,665	54,735	776,825	143,166
Investment income (loss) — net	(51,178)	210,751	118,870	350,438	259,284

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,530,265	2,405,262	2,981,256	13,375,368	9,244,542
Cost of investments sold	1,080,003	2,402,286	2,387,489	9,883,155	7,793,501
Net realized gain (loss) on sales of investments	450,262	2,976	593,767	3,492,213	1,451,041
Distributions from capital gains	864,462	350,604	380,329	5,646,454	824,918
Net change in unrealized appreciation or depreciation of investments	1,218,538	(25,775)	321,265	3,334,715	(740,065)
Net gain (loss) on investments	2,533,262	327,805	1,295,361	12,473,382	1,535,894
Net increase (decrease) in net assets resulting from operations	$2,482,084	$538,556	$1,414,231	$12,823,820	$1,795,178

Year ended Dec. 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
Investment income
Dividend income	$328,929	$—	$—	$27,960	$22,125
Variable account expenses	152,565	61,293	54,612	8,811	83,608
Investment income (loss) — net	176,364	(61,293)	(54,612)	19,149	(61,483)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,031,338	2,865,830	3,796,344	1,158,437	1,951,638
Cost of investments sold	5,744,749	2,536,721	3,033,505	1,303,899	1,467,349
Net realized gain (loss) on sales of investments	1,286,589	329,109	762,839	(145,462)	484,289
Distributions from capital gains	—	693,141	479,719	—	1,011,383
Net change in unrealized appreciation or depreciation of investments	3,660,878	1,171,250	1,418,177	433,889	2,111,048
Net gain (loss) on investments	4,947,467	2,193,500	2,660,735	288,427	3,606,720
Net increase (decrease) in net assets resulting from operations	$5,123,831	$2,132,207	$2,606,123	$307,576	$3,545,237

Year ended Dec. 31, 2017 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$—	$569,485	$25,936	$—	$138,830
Variable account expenses	122,365	205,560	62,990	10,055	188,335
Investment income (loss) — net	(122,365)	363,925	(37,054)	(10,055)	(49,505)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,994,357	9,479,548	3,369,204	601,071	8,075,227
Cost of investments sold	3,257,515	12,043,302	2,796,446	565,468	8,011,966
Net realized gain (loss) on sales of investments	1,736,842	(2,563,754)	572,758	35,603	63,261
Distributions from capital gains	1,265,039	—	103,547	105,470	1,734,663
Net change in unrealized appreciation or depreciation of investments	4,436,714	11,408,835	1,853,270	161,684	6,222,881
Net gain (loss) on investments	7,438,595	8,845,081	2,529,575	302,757	8,020,805
Net increase (decrease) in net assets resulting from operations	$7,316,230	$9,209,006	$2,492,521	$292,702	$7,971,300

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$963,150	$244,877	$—	$—
Variable account expenses	116,444	136,889	62,086	35,668	2,922
Investment income (loss) — net	(116,444)	826,261	182,791	(35,668)	(2,922)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,152,464	9,514,153	3,776,796	2,749,492	270,464
Cost of investments sold	3,768,395	9,077,343	3,223,538	2,888,539	276,139
Net realized gain (loss) on sales of investments	384,069	436,810	553,258	(139,047)	(5,675)
Distributions from capital gains	434,626	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,164,817	1,777,818	139,371	2,225,295	34,750
Net gain (loss) on investments	4,983,512	2,214,628	692,629	2,086,248	29,075
Net increase (decrease) in net assets resulting from operations	$4,867,068	$3,040,889	$875,420	$2,050,580	$26,153

Year ended Dec. 31, 2017 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Investment income
Dividend income	$132,458	$826,612	$143,965	$762,656	$55,651
Variable account expenses	108,384	256,380	128,112	100,326	16,673
Investment income (loss) — net	24,074	570,232	15,853	662,330	38,978

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,731,729	14,368,267	7,802,130	4,821,483	794,185
Cost of investments sold	5,632,867	14,781,940	6,865,579	4,882,690	796,100
Net realized gain (loss) on sales of investments	1,098,862	(413,673)	936,551	(61,207)	(1,915)
Distributions from capital gains	—	—	1,200,625	—	—
Net change in unrealized appreciation or depreciation of investments	4,362,358	2,040,721	631,851	1,420,125	70,023
Net gain (loss) on investments	5,461,220	1,627,048	2,769,027	1,358,918	68,108
Net increase (decrease) in net assets resulting from operations	$5,485,294	$2,197,280	$2,784,880	$2,021,248	$107,086

Year ended Dec. 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$99,379	$454,254	$112,762	$892,186	$215,780
Variable account expenses	116,124	43,105	30,113	728,134	188,489
Investment income (loss) — net	(16,745)	411,149	82,649	164,052	27,291

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,388,806	1,411,426	1,591,827	11,442,285	3,976,374
Cost of investments sold	6,685,850	1,463,978	1,531,448	7,722,179	3,689,906
Net realized gain (loss) on sales of investments	(297,044)	(52,552)	60,379	3,720,106	286,468
Distributions from capital gains	1,611,042	—	—	7,252,522	3,380,746
Net change in unrealized appreciation or depreciation of investments	1,242,451	113,375	1,043,691	15,222,156	(2,242,364)
Net gain (loss) on investments	2,556,449	60,823	1,104,070	26,194,784	1,424,850
Net increase (decrease) in net assets resulting from operations	$2,539,704	$471,972	$1,186,719	$26,358,836	$1,452,141

See accompanying notes to financial statements.

16	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$263,448	$131,404	$—	$—
Variable account expenses	18,172	182,959	16,959	1,068,322	2,176,505
Investment income (loss) — net	(18,172)	80,489	114,445	(1,068,322)	(2,176,505)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,167,826	3,222,536	1,756,453	35,815,279	120,585,257
Cost of investments sold	1,179,286	2,795,735	1,846,933	26,686,343	73,460,415
Net realized gain (loss) on sales of investments	(11,460)	426,801	(90,480)	9,128,936	47,124,842
Distributions from capital gains	10,827	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	46,177	3,317,568	265,803	28,463,936	12,333,376
Net gain (loss) on investments	45,544	3,744,369	175,323	37,592,872	59,458,218
Net increase (decrease) in net assets resulting from operations	$27,372	$3,824,858	$289,768	$36,524,550	$57,281,713

Year ended Dec. 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	90,221	148,697	8,192	27,935	163,822
Investment income (loss) — net	(90,221)	(148,697)	(8,192)	(27,935)	(163,822)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,004,569	11,035,797	512,291	2,350,566	10,394,185
Cost of investments sold	7,367,810	9,623,677	491,017	2,201,773	9,652,060
Net realized gain (loss) on sales of investments	636,759	1,412,120	21,274	148,793	742,125
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	397,128	162,449	87,035	328,189	4,555,100
Net gain (loss) on investments	1,033,887	1,574,569	108,309	476,982	5,297,225
Net increase (decrease) in net assets resulting from operations	$943,666	$1,425,872	$100,117	$449,047	$5,133,403

Year ended Dec. 31, 2017 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	149,855	2,071,949	4,074,117	2,804,053	6,899,950
Investment income (loss) — net	(149,855)	(2,071,949)	(4,074,117)	(2,804,053)	(6,899,950)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,813,637	72,041,005	181,009,489	91,360,929	349,806,404
Cost of investments sold	8,194,649	54,951,307	120,690,044	67,451,604	214,696,466
Net realized gain (loss) on sales of investments	618,988	17,089,698	60,319,445	23,909,325	135,109,938
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,900,853	26,604,567	17,037,333	57,034,272	25,227,389
Net gain (loss) on investments	3,519,841	43,694,265	77,356,778	80,943,597	160,337,327
Net increase (decrease) in net assets resulting from operations	$3,369,986	$41,622,316	$73,282,661	$78,139,544	$153,437,377

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2017 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$—	$1,076,153	$—
Variable account expenses	325,293	507,141	79,993	510,383	568,557
Investment income (loss) — net	(325,293)	(507,141)	(79,993)	565,770	(568,557)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	21,890,994	29,173,602	5,151,310	22,786,131	26,605,490
Cost of investments sold	18,906,422	23,150,376	3,001,415	21,904,041	29,530,212
Net realized gain (loss) on sales of investments	2,984,572	6,023,226	2,149,895	882,090	(2,924,722)
Distributions from capital gains	—	—	—	638,936	16,271,070
Net change in unrealized appreciation or depreciation of investments	2,194,829	1,631,671	(1,120,311)	22,159,427	4,984,371
Net gain (loss) on investments	5,179,401	7,654,897	1,029,584	23,680,453	18,330,719
Net increase (decrease) in net assets resulting from operations	$4,854,108	$7,147,756	$949,591	$24,246,223	$17,762,162

Year ended Dec. 31, 2017 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$604,704	$102,192	$—
Variable account expenses	127,564	84,409	85,402
Investment income (loss) — net	477,140	17,783	(85,402)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,469,512	5,490,583	4,984,966
Cost of investments sold	2,346,634	4,321,873	4,562,478
Net realized gain (loss) on sales of investments	122,878	1,168,710	422,488
Distributions from capital gains	—	1,228,558	474,913
Net change in unrealized appreciation or depreciation of investments	3,967,920	307,536	2,664,046
Net gain (loss) on investments	4,090,798	2,704,804	3,561,447
Net increase (decrease) in net assets resulting from operations	$4,567,938	$2,722,587	$3,476,045

See accompanying notes to financial statements.

18	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$5,262	$169,708	$657,932	$(98,100)	$107,649
Net realized gain (loss) on sales of investments	6,683	2,194,173	98,416	686,027	(17,312)
Distributions from capital gains	—	2,077,275	—	1,070,077	—
Net change in unrealized appreciation or depreciation of investments	23,779	(401,653)	9,057,091	2,822,159	(248,135)
Net increase (decrease) in net assets resulting from operations	35,724	4,039,503	9,813,439	4,480,163	(157,798)

Contract transactions
Contract purchase payments	26,243	973,659	2,736,091	886,798	876,094
Net transfers(1)	116,816	(1,313,390)	(408,527)	5,155,988	(401,485)
Transfers for policy loans	(1,952)	(160,224)	(205,808)	(48,045)	(129,654)
Policy charges	(8,296)	(552,593)	(1,295,679)	(279,080)	(177,761)
Contract terminations:
Surrender benefits	(692)	(1,593,715)	(2,727,395)	(1,004,507)	(295,698)
Death benefits	—	(18,902)	(28,725)	(1,072)	—
Increase (decrease) from contract transactions	132,119	(2,665,165)	(1,930,043)	4,710,082	(128,504)
Net assets at beginning of year	195,434	24,138,735	41,046,550	12,542,856	8,289,402
Net assets at end of year	$363,277	$25,513,073	$48,929,946	$21,733,101	$8,003,100

Accumulation unit activity
Units outstanding at beginning of year	189,498	10,271,419	26,378,203	6,071,789	9,479,104
Contract purchase payments	22,555	373,901	1,560,279	373,316	939,941
Net transfers(1)	101,850	(638,243)	84,969	1,727,944	(466,070)
Transfers for policy loans	(1,718)	(54,380)	(118,269)	(8,659)	(150,901)
Policy charges	(7,255)	(215,765)	(737,316)	(115,148)	(201,101)
Contract terminations:
Surrender benefits	(531)	(640,093)	(1,558,827)	(420,810)	(351,707)
Death benefits	—	(6,275)	(14,377)	(517)	—
Units outstanding at end of year	304,399	9,090,564	25,594,662	7,627,915	9,249,266

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$40,993	$641,560	$86,531	$106,506	$(1,395,019)
Net realized gain (loss) on sales of investments	455,352	2,684,346	85,095	295,706	9,249,303
Distributions from capital gains	—	—	135,367	76,223	—
Net change in unrealized appreciation or depreciation of investments	2,952,629	1,313,548	870,514	334,136	16,041,753
Net increase (decrease) in net assets resulting from operations	3,448,974	4,639,454	1,177,507	812,571	23,896,037

Contract transactions
Contract purchase payments	409,777	1,765,295	799,467	286,220	9,420,427
Net transfers(1)	(473,838)	(1,380,641)	2,494,639	(767,083)	7,816,387
Transfers for policy loans	(116,451)	(279,745)	(41,973)	(67,041)	(346,395)
Policy charges	(344,820)	(1,863,231)	(184,438)	(231,973)	(10,786,644)
Contract terminations:
Surrender benefits	(756,840)	(2,996,139)	(312,620)	(384,402)	(9,976,085)
Death benefits	(23,000)	(54,245)	(87,930)	(48,729)	(309,471)
Increase (decrease) from contract transactions	(1,305,172)	(4,808,706)	2,667,145	(1,213,008)	(4,181,781)
Net assets at beginning of year	11,859,377	60,449,165	7,947,808	7,492,966	175,744,948
Net assets at end of year	$14,003,179	$60,279,913	$11,792,460	$7,092,529	$195,459,204

Accumulation unit activity
Units outstanding at beginning of year	7,582,840	20,776,336	7,723,496	4,001,368	95,608,336
Contract purchase payments	224,204	594,862	660,416	138,132	4,903,448
Net transfers(1)	(319,170)	(440,313)	2,255,128	(425,349)	3,381,079
Transfers for policy loans	(51,022)	(95,694)	(39,212)	(31,125)	(184,555)
Policy charges	(200,140)	(624,481)	(160,815)	(118,249)	(5,644,276)
Contract terminations:
Surrender benefits	(442,762)	(1,006,998)	(294,492)	(175,932)	(5,070,614)
Death benefits	(9,926)	(17,492)	(79,627)	(20,807)	(147,588)
Units outstanding at end of year	6,784,024	19,186,220	10,064,894	3,368,038	92,845,830

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(2,108,770)	$(1,176,100)	$(234,920)	$(120,150)	$(136,698)
Net realized gain (loss) on sales of investments	17,430,038	24,953,088	2,370,312	(1,301,943)	1,174
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	45,430,662	2,336,394	15,197,151	2,489,851	(1,175)
Net increase (decrease) in net assets resulting from operations	60,751,930	26,113,382	17,332,543	1,067,758	(136,699)

Contract transactions
Contract purchase payments	12,988,657	8,785,171	2,397,602	1,056,395	8,086,122
Net transfers(1)	(6,812,468)	(8,731,877)	3,358,860	(452,991)	(2,273,804)
Transfers for policy loans	(965,427)	(1,524,927)	(495,425)	(166,402)	435,381
Policy charges	(16,024,643)	(6,203,910)	(1,204,652)	(744,909)	(5,365,558)
Contract terminations:
Surrender benefits	(17,055,121)	(11,876,681)	(2,282,322)	(1,343,877)	(5,623,644)
Death benefits	(239,779)	(342,995)	(10,212)	(33,352)	(352,273)
Increase (decrease) from contract transactions	(28,108,781)	(19,895,219)	1,763,851	(1,685,136)	(5,093,776)
Net assets at beginning of year	274,821,605	203,015,809	36,906,686	21,414,941	47,392,735
Net assets at end of year	$307,464,754	$209,233,972	$56,003,080	$20,797,563	$42,162,260

Accumulation unit activity
Units outstanding at beginning of year	160,720,444	81,381,537	19,190,771	17,191,388	46,641,125
Contract purchase payments	6,990,213	3,541,960	1,171,104	877,628	7,959,198
Net transfers(1)	(4,594,707)	(101,175)	4,243,250	816,677	(1,520,369)
Transfers for policy loans	(411,346)	(603,791)	(215,890)	(119,098)	452,239
Policy charges	(9,162,862)	(2,427,914)	(553,106)	(603,486)	(5,318,499)
Contract terminations:
Surrender benefits	(9,117,884)	(4,669,771)	(1,006,142)	(1,068,208)	(5,616,825)
Death benefits	(122,099)	(124,316)	(4,279)	(19,887)	(331,200)
Units outstanding at end of year	144,301,759	76,996,530	22,825,708	17,075,014	42,265,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$2,783,421	$1,297,697	$1,963,156	$(309,139)	$(489,722)
Net realized gain (loss) on sales of investments	622,264	(864,383)	40,404	7,221,395	6,753,302
Distributions from capital gains	—	—	806,100	—	—
Net change in unrealized appreciation or depreciation of investments	(138,917)	889,498	110,257	6,145,628	10,156,919
Net increase (decrease) in net assets resulting from operations	3,266,768	1,322,812	2,919,917	13,057,884	16,420,499

Contract transactions
Contract purchase payments	2,402,883	978,368	4,811,025	2,043,350	4,255,290
Net transfers(1)	(964,589)	(180,451)	895,819	(319,527)	8,186,759
Transfers for policy loans	(413,673)	(343,433)	(457,939)	(540,985)	(339,757)
Policy charges	(1,909,300)	(736,345)	(4,349,661)	(1,533,529)	(2,059,050)
Contract terminations:
Surrender benefits	(3,083,386)	(1,173,866)	(5,685,194)	(2,980,436)	(4,961,166)
Death benefits	(52,942)	(22,984)	(30,583)	(116,812)	(9,020)
Increase (decrease) from contract transactions	(4,021,007)	(1,478,711)	(4,816,533)	(3,447,939)	5,073,056
Net assets at beginning of year	58,043,878	23,585,411	96,573,039	49,268,213	75,415,267
Net assets at end of year	$57,289,639	$23,429,512	$94,676,423	$58,878,158	$96,908,822

Accumulation unit activity
Units outstanding at beginning of year	25,516,915	12,080,452	60,870,307	30,115,270	34,341,616
Contract purchase payments	1,056,644	505,969	3,069,512	811,528	1,886,337
Net transfers(1)	1,083,919	397,037	4,068,876	(5,313,496)	2,807,052
Transfers for policy loans	(172,284)	(166,719)	(305,355)	(271,869)	(84,305)
Policy charges	(831,826)	(370,556)	(2,689,196)	(705,446)	(864,371)
Contract terminations:
Surrender benefits	(1,316,423)	(590,362)	(3,614,401)	(1,384,003)	(2,146,905)
Death benefits	(20,832)	(11,718)	(16,259)	(56,740)	(3,682)
Units outstanding at end of year	25,316,113	11,844,103	61,383,484	23,195,244	35,935,742

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$54,339	$(87,309)	$(100,255)	$836,164	$(75,958)
Net realized gain (loss) on sales of investments	(8,095)	1,295,370	2,631,611	3,254,159	1,158,758
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(6,168)	1,859,633	(679,516)	11,997,740	1,247,122
Net increase (decrease) in net assets resulting from operations	40,076	3,067,694	1,851,840	16,088,063	2,329,922

Contract transactions
Contract purchase payments	151,529	666,555	796,742	3,528,160	396,980
Net transfers(1)	685,293	262,243	(478,805)	(1,800,417)	2,100,281
Transfers for policy loans	(65,524)	(147,857)	(206,360)	(102,555)	(14,821)
Policy charges	(60,284)	(452,749)	(315,700)	(3,649,478)	(241,225)
Contract terminations:
Surrender benefits	(138,337)	(914,563)	(744,234)	(4,441,237)	(648,641)
Death benefits	(6,146)	(7,338)	(28,775)	(35,206)	(96,676)
Increase (decrease) from contract transactions	566,531	(593,709)	(977,132)	(6,500,733)	1,495,898
Net assets at beginning of year	3,262,409	14,078,476	15,052,778	63,844,245	10,717,281
Net assets at end of year	$3,869,016	$16,552,461	$15,927,486	$73,431,575	$14,543,101

Accumulation unit activity
Units outstanding at beginning of year	3,365,143	5,657,615	6,497,813	54,426,258	4,452,847
Contract purchase payments	149,276	238,021	325,486	2,659,624	155,892
Net transfers(1)	691,377	115,764	(462,201)	(1,946,297)	729,176
Transfers for policy loans	(68,179)	(52,430)	(78,888)	(103,581)	(8,497)
Policy charges	(60,535)	(162,492)	(123,992)	(2,863,011)	(92,555)
Contract terminations:
Surrender benefits	(142,091)	(334,573)	(302,859)	(3,352,746)	(225,169)
Death benefits	(6,416)	(2,618)	(8,887)	(22,962)	(27,074)
Units outstanding at end of year	3,928,575	5,459,287	5,846,472	48,797,285	4,984,620

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(99,069)	$528,225	$528,301	$199,119	$(36,118)
Net realized gain (loss) on sales of investments	1,417,410	49,083	(1,581,106)	(1,133,578)	612,940
Distributions from capital gains	—	16,089	—	101,723	—
Net change in unrealized appreciation or depreciation of investments	633,151	19,893	1,098,615	1,046,775	476,340
Net increase (decrease) in net assets resulting from operations	1,951,492	613,290	45,810	214,039	1,053,162

Contract transactions
Contract purchase payments	662,709	1,336,773	361,359	560,710	259,999
Net transfers(1)	(538,818)	(76,144)	(281,693)	115,867	(332,369)
Transfers for policy loans	(177,688)	257,309	(42,357)	(79,795)	(46,504)
Policy charges	(496,088)	(1,265,136)	(166,079)	(326,105)	(133,028)
Contract terminations:
Surrender benefits	(1,175,663)	(1,437,656)	(310,141)	(651,612)	(212,213)
Death benefits	(3,343)	(74,111)	—	(42,675)	(1,145)
Increase (decrease) from contract transactions	(1,728,891)	(1,258,965)	(438,911)	(423,610)	(465,260)
Net assets at beginning of year	17,690,441	24,105,464	6,640,179	11,486,960	5,619,514
Net assets at end of year	$17,913,042	$23,459,789	$6,247,078	$11,277,389	$6,207,416

Accumulation unit activity
Units outstanding at beginning of year	5,874,421	19,608,146	10,897,399	8,297,119	3,187,042
Contract purchase payments	211,253	1,071,529	609,043	411,634	130,846
Net transfers(1)	(180,363)	355,445	(1,024,501)	318,108	(348,191)
Transfers for policy loans	(57,922)	255,059	(65,386)	(58,707)	(29,166)
Policy charges	(157,921)	(1,005,241)	(269,501)	(240,524)	(68,298)
Contract terminations:
Surrender benefits	(375,680)	(1,157,787)	(490,859)	(482,022)	(103,279)
Death benefits	(872)	(52,918)	—	(29,757)	(373)
Units outstanding at end of year	5,312,916	19,074,233	9,656,195	8,215,851	2,768,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(113,221)	$22,638	$627,957	$175,428	$316,899
Net realized gain (loss) on sales of investments	881,267	(4,599)	36,819	5,686,282	2,060,460
Distributions from capital gains	—	—	—	4,936,983	1,281,219
Net change in unrealized appreciation or depreciation of investments	1,780,521	75,571	(9,820)	6,506,752	4,265,907
Net increase (decrease) in net assets resulting from operations	2,548,567	93,610	654,956	17,305,445	7,924,485

Contract transactions
Contract purchase payments	822,796	106,259	838,956	4,236,330	1,581,109
Net transfers(1)	4,923,116	172,923	108,125	(2,718,486)	(2,097,327)
Transfers for policy loans	(59,073)	298	(165,451)	(606,761)	(400,328)
Policy charges	(326,843)	(29,152)	(567,302)	(2,268,818)	(1,580,479)
Contract terminations:
Surrender benefits	(830,420)	(39,956)	(1,201,842)	(4,300,788)	(2,605,120)
Death benefits	—	—	—	(64,049)	(1,636)
Increase (decrease) from contract transactions	4,529,576	210,372	(987,514)	(5,722,572)	(5,103,781)
Net assets at beginning of year	13,504,808	1,310,203	23,521,541	85,134,895	52,017,492
Net assets at end of year	$20,582,951	$1,614,185	$23,188,983	$96,717,768	$54,838,196

Accumulation unit activity
Units outstanding at beginning of year	4,969,087	1,345,218	15,959,042	42,055,068	19,497,489
Contract purchase payments	282,314	101,593	553,404	1,984,895	554,867
Net transfers(1)	1,737,365	176,541	68,839	(2,486,230)	(901,126)
Transfers for policy loans	(16,797)	(143)	(114,279)	(242,672)	(137,087)
Policy charges	(116,417)	(28,362)	(371,188)	(1,021,819)	(580,086)
Contract terminations:
Surrender benefits	(300,767)	(41,328)	(805,576)	(1,876,425)	(949,577)
Death benefits	—	—	—	(29,949)	(516)
Units outstanding at end of year	6,554,785	1,553,519	15,290,242	38,382,868	17,483,964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$33,430	$139,197	$1,203,911	$185,588	$356,548
Net realized gain (loss) on sales of investments	2,009,814	423,383	(1,162,110)	(14,769)	1,103,856
Distributions from capital gains	4,870,229	17,331	—	—	860,060
Net change in unrealized appreciation or depreciation of investments	12,557,520	4,055,658	4,381,651	221,216	(745,388)
Net increase (decrease) in net assets resulting from operations	19,470,993	4,635,569	4,423,452	392,035	1,575,076

Contract transactions
Contract purchase payments	2,900,219	716,118	2,294,549	331,242	1,154,428
Net transfers(1)	(3,848,634)	374,073	(1,720,059)	1,716,424	(647,651)
Transfers for policy loans	(753,140)	(57,386)	(64,398)	(47,735)	(153,709)
Policy charges	(3,239,974)	(598,206)	(1,445,887)	(110,606)	(601,060)
Contract terminations:
Surrender benefits	(6,038,327)	(1,016,212)	(2,420,006)	(256,894)	(1,283,454)
Death benefits	(25,290)	—	(49,747)	—	(7,147)
Increase (decrease) from contract transactions	(11,005,146)	(581,613)	(3,405,548)	1,632,431	(1,538,593)
Net assets at beginning of year	102,813,897	15,843,706	46,446,846	3,275,694	20,874,512
Net assets at end of year	$111,279,744	$19,897,662	$47,464,750	$5,300,160	$20,910,995

Accumulation unit activity
Units outstanding at beginning of year	31,366,783	9,938,175	20,873,923	3,209,120	9,712,495
Contract purchase payments	812,723	384,196	1,080,409	299,119	547,557
Net transfers(1)	(1,009,085)	95,889	730,428	1,624,676	(68,124)
Transfers for policy loans	(217,057)	(34,495)	(31,514)	(44,936)	(71,593)
Policy charges	(880,892)	(337,496)	(651,857)	(101,943)	(278,974)
Contract terminations:
Surrender benefits	(1,685,125)	(539,627)	(1,074,164)	(244,145)	(610,927)
Death benefits	(7,059)	—	(20,248)	—	(2,753)
Units outstanding at end of year	28,380,288	9,506,642	20,906,977	4,741,891	9,227,681

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(12,445)	$148,817	$15,806	$(1,181)	$385,646
Net realized gain (loss) on sales of investments	1,188,281	2,419,335	972	95,699	3,415,977
Distributions from capital gains	2,762,588	4,892,954	—	664,079	5,143,630
Net change in unrealized appreciation or depreciation of investments	(152,332)	1,417,257	28,054	(133,528)	853,038
Net increase (decrease) in net assets resulting from operations	3,786,092	8,878,363	44,832	625,069	9,798,291

Contract transactions
Contract purchase payments	1,707,492	3,573,582	55,395	196,111	1,612,163
Net transfers(1)	(1,548,351)	(3,206,042)	147,211	(68,846)	(6,783)
Transfers for policy loans	(351,591)	(693,899)	(18,173)	(23,122)	(308,582)
Policy charges	(1,098,611)	(2,699,371)	(17,403)	(170,464)	(1,244,495)
Contract terminations:
Surrender benefits	(1,989,598)	(4,611,378)	(17,486)	(199,440)	(2,553,780)
Death benefits	—	(25,380)	—	—	(10,523)
Increase (decrease) from contract transactions	(3,280,659)	(7,662,488)	149,544	(265,761)	(2,512,000)
Net assets at beginning of year	40,529,322	89,356,074	944,797	5,763,542	43,368,980
Net assets at end of year	$41,034,755	$90,571,949	$1,139,173	$6,122,850	$50,655,271

Accumulation unit activity
Units outstanding at beginning of year	12,265,923	28,413,991	1,036,331	1,700,266	19,038,958
Contract purchase payments	614,572	1,251,715	58,689	56,465	588,483
Net transfers(1)	737,576	1,857,843	153,648	(11,414)	(1,146,091)
Transfers for policy loans	(111,394)	(218,918)	(19,188)	(7,592)	(105,964)
Policy charges	(354,391)	(881,532)	(18,440)	(50,009)	(468,879)
Contract terminations:
Surrender benefits	(607,940)	(1,478,230)	(18,524)	(58,484)	(974,810)
Death benefits	—	(7,921)	—	—	(3,041)
Units outstanding at end of year	12,544,346	28,936,948	1,192,516	1,629,232	16,928,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(51,178)	$210,751	$118,870	$350,438	$259,284
Net realized gain (loss) on sales of investments	450,262	2,976	593,767	3,492,213	1,451,041
Distributions from capital gains	864,462	350,604	380,329	5,646,454	824,918
Net change in unrealized appreciation or depreciation of investments	1,218,538	(25,775)	321,265	3,334,715	(740,065)
Net increase (decrease) in net assets resulting from operations	2,482,084	538,556	1,414,231	12,823,820	1,795,178

Contract transactions
Contract purchase payments	371,736	415,048	322,356	4,669,372	868,728
Net transfers(1)	72,475	1,574,718	(542,856)	(2,857,417)	622,398
Transfers for policy loans	(33,184)	(77,825)	(83,620)	(452,585)	(184,478)
Policy charges	(381,771)	(166,772)	(192,257)	(5,554,536)	(445,095)
Contract terminations:
Surrender benefits	(767,927)	(114,763)	(277,111)	(7,367,974)	(1,676,592)
Death benefits	(3,937)	(163,840)	(48)	(139,448)	(40,355)
Increase (decrease) from contract transactions	(742,608)	1,466,566	(773,536)	(11,702,588)	(855,394)
Net assets at beginning of year	9,510,873	4,604,750	8,878,335	108,517,775	22,220,370
Net assets at end of year	$11,250,349	$6,609,872	$9,519,030	$109,639,007	$23,160,154

Accumulation unit activity
Units outstanding at beginning of year	6,133,618	4,342,005	4,392,723	40,314,835	12,201,164
Contract purchase payments	202,746	372,360	155,833	1,624,750	460,911
Net transfers(1)	43,483	1,449,370	(453,804)	(977,398)	375,990
Transfers for policy loans	(15,603)	(70,577)	(46,609)	(156,830)	(97,118)
Policy charges	(210,547)	(150,449)	(93,811)	(1,910,189)	(236,887)
Contract terminations:
Surrender benefits	(422,535)	(103,346)	(130,141)	(2,546,496)	(890,643)
Death benefits	(2,157)	(148,346)	(14)	(46,108)	(20,879)
Units outstanding at end of year	5,729,005	5,691,017	3,824,177	36,302,564	11,792,538

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
Operations
Investment income (loss) — net	$176,364	$(61,293)	$(54,612)	$19,149	$(61,483)
Net realized gain (loss) on sales of investments	1,286,589	329,109	762,839	(145,462)	484,289
Distributions from capital gains	—	693,141	479,719	—	1,011,383
Net change in unrealized appreciation or depreciation of investments	3,660,878	1,171,250	1,418,177	433,889	2,111,048
Net increase (decrease) in net assets resulting from operations	5,123,831	2,132,207	2,606,123	307,576	3,545,237

Contract transactions
Contract purchase payments	1,042,273	485,073	465,811	147,345	413,985
Net transfers(1)	(797,429)	(167,882)	(196,428)	(397,868)	740,148
Transfers for policy loans	(247,996)	(99,990)	(55,768)	(41,382)	(163,575)
Policy charges	(521,554)	(324,001)	(296,469)	(64,019)	(370,120)
Contract terminations:
Surrender benefits	(1,260,729)	(569,450)	(666,037)	(303,627)	(793,483)
Death benefits	(7,588)	—	(16,488)	(2,142)	(1,760)
Increase (decrease) from contract transactions	(1,793,023)	(676,250)	(765,379)	(661,693)	(174,805)
Net assets at beginning of year	23,730,861	9,908,364	7,689,019	2,090,541	13,476,395
Net assets at end of year	$27,061,669	$11,364,321	$9,529,763	$1,736,424	$16,846,827

Accumulation unit activity
Units outstanding at beginning of year	16,524,002	6,846,043	3,552,973	2,418,568	4,849,435
Contract purchase payments	645,733	297,211	195,464	151,903	141,213
Net transfers(1)	(1,229,717)	(124,404)	(156,308)	(436,503)	215,247
Transfers for policy loans	(114,573)	(59,242)	(18,043)	(43,965)	(43,521)
Policy charges	(314,231)	(198,669)	(116,375)	(68,174)	(125,392)
Contract terminations:
Surrender benefits	(798,291)	(346,938)	(237,864)	(327,516)	(277,928)
Death benefits	(4,256)	—	(4,575)	(2,433)	(1,068)
Units outstanding at end of year	14,708,667	6,414,001	3,215,272	1,691,880	4,757,986

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(122,365)	$363,925	$(37,054)	$(10,055)	$(49,505)
Net realized gain (loss) on sales of investments	1,736,842	(2,563,754)	572,758	35,603	63,261
Distributions from capital gains	1,265,039	—	103,547	105,470	1,734,663
Net change in unrealized appreciation or depreciation of investments	4,436,714	11,408,835	1,853,270	161,684	6,222,881
Net increase (decrease) in net assets resulting from operations	7,316,230	9,209,006	2,492,521	292,702	7,971,300

Contract transactions
Contract purchase payments	735,936	1,985,867	411,217	93,703	1,181,101
Net transfers(1)	1,489,109	(1,395,229)	(514,556)	115,503	(980,014)
Transfers for policy loans	(331,961)	(150,040)	(81,952)	(11,253)	(300,641)
Policy charges	(470,631)	(1,164,977)	(238,941)	(17,098)	(797,787)
Contract terminations:
Surrender benefits	(869,669)	(1,933,250)	(618,333)	(61,484)	(1,375,404)
Death benefits	(5,247)	(4,381)	—	—	(155,191)
Increase (decrease) from contract transactions	547,537	(2,662,010)	(1,042,565)	119,371	(2,427,936)
Net assets at beginning of year	16,409,858	31,599,882	9,728,430	1,613,784	30,144,950
Net assets at end of year	$24,273,625	$38,146,878	$11,178,386	$2,025,857	$35,688,314

Accumulation unit activity
Units outstanding at beginning of year	8,958,672	24,228,602	5,160,899	1,587,221	29,259,914
Contract purchase payments	299,712	1,307,911	191,961	80,084	1,001,889
Net transfers(1)	(592,856)	(960,258)	(478,070)	60,327	(888,673)
Transfers for policy loans	(114,712)	(78,003)	(35,527)	(9,473)	(255,685)
Policy charges	(180,006)	(763,384)	(109,718)	(14,973)	(676,211)
Contract terminations:
Surrender benefits	(325,874)	(1,261,541)	(295,197)	(55,226)	(1,163,049)
Death benefits	(978)	(2,309)	—	—	(128,731)
Units outstanding at end of year	8,043,958	22,471,018	4,434,348	1,647,960	27,149,454

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(116,444)	$826,261	$182,791	$(35,668)	$(2,922)
Net realized gain (loss) on sales of investments	384,069	436,810	553,258	(139,047)	(5,675)
Distributions from capital gains	434,626	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,164,817	1,777,818	139,371	2,225,295	34,750
Net increase (decrease) in net assets resulting from operations	4,867,068	3,040,889	875,420	2,050,580	26,153

Contract transactions
Contract purchase payments	798,242	1,176,266	401,934	380,103	16,826
Net transfers(1)	(766,013)	(1,675,520)	(528,269)	556,260	124,301
Transfers for policy loans	(219,237)	(341,104)	(74,837)	(69,351)	(5,209)
Policy charges	(579,506)	(691,463)	(209,482)	(195,634)	(11,037)
Contract terminations:
Surrender benefits	(1,252,928)	(1,311,056)	(559,336)	(695,261)	(29,335)
Death benefits	(4,450)	(12,859)	(26,263)	(29,404)	—
Increase (decrease) from contract transactions	(2,023,892)	(2,855,736)	(996,253)	(53,287)	95,546
Net assets at beginning of year	19,950,711	22,773,474	10,235,612	5,489,660	397,701
Net assets at end of year	$22,793,887	$22,958,627	$10,114,779	$7,486,953	$519,400

Accumulation unit activity
Units outstanding at beginning of year	7,476,050	8,643,471	6,975,166	3,387,474	433,184
Contract purchase payments	261,841	546,751	252,821	198,650	17,520
Net transfers(1)	(314,335)	1,108,641	(993,363)	132,654	127,619
Transfers for policy loans	(66,971)	(137,227)	(58,337)	(28,645)	(5,417)
Policy charges	(196,780)	(289,787)	(130,112)	(98,998)	(11,691)
Contract terminations:
Surrender benefits	(392,349)	(508,873)	(338,764)	(364,646)	(30,766)
Death benefits	(1,053)	(4,824)	(9,295)	(8,793)	—
Units outstanding at end of year	6,766,403	9,358,152	5,698,116	3,217,696	530,449

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$24,074	$570,232	$15,853	$662,330	$38,978
Net realized gain (loss) on sales of investments	1,098,862	(413,673)	936,551	(61,207)	(1,915)
Distributions from capital gains	—	—	1,200,625	—	—
Net change in unrealized appreciation or depreciation of investments	4,362,358	2,040,721	631,851	1,420,125	70,023
Net increase (decrease) in net assets resulting from operations	5,485,294	2,197,280	2,784,880	2,021,248	107,086

Contract transactions
Contract purchase payments	1,012,954	1,823,036	1,097,296	828,893	118,781
Net transfers(1)	2,517,640	985,506	3,037,597	(656,303)	1,688,450
Transfers for policy loans	(152,467)	(99,741)	(191,322)	(147,015)	(16,362)
Policy charges	(395,290)	(1,316,198)	(420,320)	(479,457)	(52,361)
Contract terminations:
Surrender benefits	(641,355)	(2,760,626)	(1,061,216)	(845,613)	(274,142)
Death benefits	337	(36,732)	—	—	—
Increase (decrease) from contract transactions	2,341,819	(1,404,755)	2,462,035	(1,299,495)	1,464,366
Net assets at beginning of year	14,758,951	41,542,637	18,841,564	16,502,063	2,171,838
Net assets at end of year	$22,586,064	$42,335,162	$24,088,479	$17,223,816	$3,743,290

Accumulation unit activity
Units outstanding at beginning of year	7,750,722	27,638,858	7,408,782	11,364,560	2,096,561
Contract purchase payments	474,362	1,240,299	442,810	555,318	110,862
Net transfers(1)	852,464	1,615,636	1,128,067	(406,933)	1,584,331
Transfers for policy loans	(59,498)	(63,607)	(65,311)	(93,937)	(15,302)
Policy charges	(174,568)	(873,198)	(160,968)	(312,067)	(48,970)
Contract terminations:
Surrender benefits	(278,091)	(1,839,488)	(401,377)	(520,873)	(260,219)
Death benefits	—	(26,899)	—	—	—
Units outstanding at end of year	8,565,391	27,691,601	8,352,003	10,586,068	3,467,263

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(16,745)	$411,149	$82,649	$164,052	$27,291
Net realized gain (loss) on sales of investments	(297,044)	(52,552)	60,379	3,720,106	286,468
Distributions from capital gains	1,611,042	—	—	7,252,522	3,380,746
Net change in unrealized appreciation or depreciation of investments	1,242,451	113,375	1,043,691	15,222,156	(2,242,364)
Net increase (decrease) in net assets resulting from operations	2,539,704	471,972	1,186,719	26,358,836	1,452,141

Contract transactions
Contract purchase payments	924,844	195,440	239,040	4,021,052	1,313,042
Net transfers(1)	(792,704)	(399,847)	262,324	(1,995,794)	(1,539,134)
Transfers for policy loans	(193,057)	(76,837)	(49,043)	(690,184)	(67,205)
Policy charges	(518,675)	(252,484)	(109,172)	(4,683,016)	(1,203,861)
Contract terminations:
Surrender benefits	(973,563)	(416,249)	(269,660)	(6,271,496)	(1,638,294)
Death benefits	(12,847)	(11,471)	—	(124,024)	(63,131)
Increase (decrease) from contract transactions	(1,566,002)	(961,448)	73,489	(9,743,462)	(3,198,583)
Net assets at beginning of year	17,596,166	7,819,222	4,631,440	95,803,256	34,330,913
Net assets at end of year	$18,569,868	$7,329,746	$5,891,648	$112,418,630	$32,584,471

Accumulation unit activity
Units outstanding at beginning of year	7,099,318	3,440,942	2,908,413	34,472,031	12,678,204
Contract purchase payments	377,876	83,013	132,160	1,253,713	482,200
Net transfers(1)	(62,413)	(167,746)	189,084	(640,262)	(532,722)
Transfers for policy loans	(68,801)	(32,446)	(30,421)	(213,830)	(24,708)
Policy charges	(192,924)	(106,936)	(61,106)	(1,474,633)	(426,352)
Contract terminations:
Surrender benefits	(371,249)	(176,607)	(148,054)	(1,963,377)	(597,524)
Death benefits	(4,760)	(5,038)	—	(38,031)	(25,982)
Units outstanding at end of year	6,777,047	3,035,182	2,990,076	31,395,611	11,553,116

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(18,172)	$80,489	$114,445	$(1,068,322)	$(2,176,505)
Net realized gain (loss) on sales of investments	(11,460)	426,801	(90,480)	9,128,936	47,124,842
Distributions from capital gains	10,827	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	46,177	3,317,568	265,803	28,463,936	12,333,376
Net increase (decrease) in net assets resulting from operations	27,372	3,824,858	289,768	36,524,550	57,281,713

Contract transactions
Contract purchase payments	197,388	1,414,942	157,520	20,607,957	17,150,438
Net transfers(1)	849,611	(1,024,218)	227,830	6,820,501	(4,766,133)
Transfers for policy loans	(26,897)	(23,898)	(62,658)	(1,206,804)	(2,516,537)
Policy charges	(77,630)	(1,243,898)	(69,024)	(4,757,717)	(6,002,404)
Contract terminations:
Surrender benefits	(114,054)	(1,642,303)	(138,932)	(6,878,790)	(20,271,558)
Death benefits	—	(25)	—	—	(24,727)
Increase (decrease) from contract transactions	828,418	(2,519,400)	114,736	14,585,147	(16,430,921)
Net assets at beginning of year	2,898,545	30,715,942	2,595,124	193,614,264	322,619,989
Net assets at end of year	$3,754,335	$32,021,400	$2,999,628	$244,723,961	$363,470,781

Accumulation unit activity
Units outstanding at beginning of year	2,998,966	12,933,356	3,062,907	126,807,438	205,807,332
Contract purchase payments	195,076	560,072	163,261	12,855,550	10,210,001
Net transfers(1)	841,817	(392,074)	234,219	4,969,172	796,166
Transfers for policy loans	(27,100)	(11,335)	(68,499)	(742,714)	(1,508,028)
Policy charges	(77,619)	(477,714)	(73,367)	(2,937,713)	(3,564,989)
Contract terminations:
Surrender benefits	(115,999)	(642,760)	(147,935)	(4,047,490)	(11,968,706)
Death benefits	—	(10)	—	—	(14,538)
Units outstanding at end of year	3,815,141	11,969,535	3,170,586	136,904,243	199,757,238

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(90,221)	$(148,697)	$(8,192)	$(27,935)	$(163,822)
Net realized gain (loss) on sales of investments	636,759	1,412,120	21,274	148,793	742,125
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	397,128	162,449	87,035	328,189	4,555,100
Net increase (decrease) in net assets resulting from operations	943,666	1,425,872	100,117	449,047	5,133,403

Contract transactions
Contract purchase payments	796,159	1,130,416	3,824	164,624	3,038,989
Net transfers(1)	(1,321,979)	(1,521,758)	(158,512)	(481,660)	5,890,803
Transfers for policy loans	(229,500)	(66,059)	(28,991)	(178,415)	(381,525)
Policy charges	(616,129)	(1,054,999)	(49,053)	(157,856)	(600,831)
Contract terminations:
Surrender benefits	(1,905,832)	(2,344,403)	(59,542)	(198,013)	(1,474,699)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(3,277,281)	(3,856,803)	(292,274)	(851,320)	6,472,737
Net assets at beginning of year	16,100,072	23,326,243	1,600,972	4,688,811	28,387,026
Net assets at end of year	$13,766,457	$20,895,312	$1,408,815	$4,286,538	$39,993,166

Accumulation unit activity
Units outstanding at beginning of year	13,191,305	19,023,221	1,574,127	4,651,380	28,477,938
Contract purchase payments	635,057	894,353	3,553	154,327	2,779,377
Net transfers(1)	(1,086,193)	(1,208,941)	(157,676)	(472,211)	5,234,292
Transfers for policy loans	(176,959)	(51,221)	(27,664)	(169,310)	(387,683)
Policy charges	(488,659)	(831,564)	(46,580)	(148,297)	(551,692)
Contract terminations:
Surrender benefits	(1,487,978)	(1,832,096)	(56,736)	(184,263)	(1,374,751)
Death benefits	—	—	—	—	—
Units outstanding at end of year	10,586,573	15,993,752	1,289,024	3,831,626	34,177,481

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(149,855)	$(2,071,949)	$(4,074,117)	$(2,804,053)	$(6,899,950)
Net realized gain (loss) on sales of investments	618,988	17,089,698	60,319,445	23,909,325	135,109,938
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,900,853	26,604,567	17,037,333	57,034,272	25,227,389
Net increase (decrease) in net assets resulting from operations	3,369,986	41,622,316	73,282,661	78,139,544	153,437,377

Contract transactions
Contract purchase payments	1,569,388	23,242,209	27,267,566	48,737,096	52,993,329
Net transfers(1)	1,830,203	(950,630)	(19,395,203)	12,716,636	(24,196,785)
Transfers for policy loans	(628,753)	(2,088,457)	(5,570,150)	(3,903,100)	(6,460,848)
Policy charges	(746,106)	(12,082,309)	(21,154,254)	(14,677,909)	(23,802,721)
Contract terminations:
Surrender benefits	(1,168,777)	(19,445,839)	(42,133,465)	(26,163,305)	(73,183,010)
Death benefits	—	(195,768)	(829,654)	(111,289)	(202,751)
Increase (decrease) from contract transactions	855,955	(11,520,794)	(61,815,160)	16,598,129	(74,852,786)
Net assets at beginning of year	24,562,832	336,096,831	618,470,122	496,511,627	1,027,370,811
Net assets at end of year	$28,788,773	$366,198,353	$629,937,623	$591,249,300	$1,105,955,402

Accumulation unit activity
Units outstanding at beginning of year	24,415,419	241,303,154	438,779,925	342,835,456	691,921,957
Contract purchase payments	1,443,647	16,087,524	18,327,980	32,269,802	33,643,445
Net transfers(1)	1,612,036	369,325	(10,129,434)	10,570,557	(6,217,417)
Transfers for policy loans	(595,282)	(1,401,364)	(3,920,262)	(2,466,486)	(3,984,962)
Policy charges	(691,734)	(8,215,486)	(14,150,118)	(9,581,840)	(15,023,920)
Contract terminations:
Surrender benefits	(1,095,604)	(13,002,689)	(28,275,902)	(16,598,250)	(46,209,517)
Death benefits	—	(131,212)	(534,870)	(64,672)	(122,214)
Units outstanding at end of year	25,088,482	235,009,252	400,097,319	356,964,567	654,007,372

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(325,293)	$(507,141)	$(79,993)	$565,770	$(568,557)
Net realized gain (loss) on sales of investments	2,984,572	6,023,226	2,149,895	882,090	(2,924,722)
Distributions from capital gains	—	—	—	638,936	16,271,070
Net change in unrealized appreciation or depreciation of investments	2,194,829	1,631,671	(1,120,311)	22,159,427	4,984,371
Net increase (decrease) in net assets resulting from operations	4,854,108	7,147,756	949,591	24,246,223	17,762,162

Contract transactions
Contract purchase payments	2,836,983	3,760,143	639,296	3,720,049	4,067,173
Net transfers(1)	(9,878,576)	(8,156,894)	(313,917)	232,103	(2,772,961)
Transfers for policy loans	(216,841)	(764,680)	(182,121)	(586,958)	(847,898)
Policy charges	(2,433,385)	(3,407,299)	(388,903)	(2,245,926)	(2,594,808)
Contract terminations:
Surrender benefits	(3,185,505)	(4,128,227)	(829,633)	(4,498,446)	(5,691,615)
Death benefits	(133,999)	(158,682)	(2,104)	(82,880)	(63,150)
Increase (decrease) from contract transactions	(13,011,323)	(12,855,639)	(1,077,382)	(3,462,058)	(7,903,259)
Net assets at beginning of year	61,117,342	85,866,342	15,547,616	76,959,017	97,612,950
Net assets at end of year	$52,960,127	$80,158,459	$15,419,825	$97,743,182	$107,471,853

Accumulation unit activity
Units outstanding at beginning of year	46,630,922	65,124,475	5,872,668	37,287,718	31,191,168
Contract purchase payments	2,100,437	2,741,040	248,514	1,614,250	1,283,784
Net transfers(1)	(7,418,729)	(5,592,432)	289,917	1,656,194	1,241,540
Transfers for policy loans	(156,165)	(557,446)	(73,561)	(265,811)	(255,395)
Policy charges	(1,773,888)	(2,475,033)	(154,774)	(960,130)	(817,997)
Contract terminations:
Surrender benefits	(2,309,977)	(2,958,135)	(316,649)	(1,933,400)	(1,679,009)
Death benefits	(100,735)	(114,661)	(731)	(30,729)	(17,204)
Units outstanding at end of year	36,971,865	56,167,808	5,865,384	37,368,092	30,946,887

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$477,140	$17,783	$(85,402)
Net realized gain (loss) on sales of investments	122,878	1,168,710	422,488
Distributions from capital gains	—	1,228,558	474,913
Net change in unrealized appreciation or depreciation of investments	3,967,920	307,536	2,664,046
Net increase (decrease) in net assets resulting from operations	4,567,938	2,722,587	3,476,045

Contract transactions
Contract purchase payments	909,886	649,774	791,272
Net transfers(1)	2,433,800	(778,034)	304,009
Transfers for policy loans	(63,243)	(242,801)	(42,840)
Policy charges	(664,391)	(377,774)	(397,696)
Contract terminations:
Surrender benefits	(993,182)	(764,919)	(616,252)
Death benefits	(2,635)	—	(6,694)
Increase (decrease) from contract transactions	1,620,235	(1,513,754)	31,799
Net assets at beginning of year	18,945,237	14,274,323	13,708,752
Net assets at end of year	$25,133,410	$15,483,156	$17,216,596

Accumulation unit activity
Units outstanding at beginning of year	11,216,377	5,353,938	5,264,059
Contract purchase payments	484,237	241,909	321,187
Net transfers(1)	1,365,566	(160,450)	363,490
Transfers for policy loans	(32,942)	(77,500)	(20,071)
Policy charges	(351,121)	(133,844)	(149,377)
Contract terminations:
Surrender benefits	(523,718)	(254,612)	(197,550)
Death benefits	(1,369)	—	(1,952)
Units outstanding at end of year	12,157,030	4,969,441	5,579,786

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(310)	$49,519	$189,323	$(69,280)	$122,062
Net realized gain (loss) on sales of investments	(12,584)	530,625	(663,808)	175,305	(154,252)
Distributions from capital gains	47	1,407,380	—	1,343,847	—
Net change in unrealized appreciation or depreciation of investments	28,817	351,025	(203,166)	(1,176,213)	2,093,800
Net increase (decrease) in net assets resulting from operations	15,970	2,338,549	(677,651)	273,659	2,061,610

Contract transactions
Contract purchase payments	31,870	1,145,180	2,999,226	575,271	525,947
Net transfers(1)	32,902	(515,897)	(1,421,486)	2,721,753	2,637,250
Transfers for policy loans	(3,340)	(173,738)	(413,961)	(94,643)	(85,595)
Policy charges	(6,526)	(583,374)	(1,344,276)	(210,633)	(136,348)
Contract terminations:
Surrender benefits	(516,035)	(1,261,188)	(2,574,472)	(474,042)	(336,259)
Death benefits	—	—	(15,982)	(936)	(4,495)
Increase (decrease) from contract transactions	(461,129)	(1,389,017)	(2,770,951)	2,516,770	2,600,500
Net assets at beginning of year	640,593	23,189,203	44,495,152	9,752,427	3,627,292
Net assets at end of year	$195,434	$24,138,735	$41,046,550	$12,542,856	$8,289,402

Accumulation unit activity
Units outstanding at beginning of year	645,604	10,896,231	28,186,734	4,798,971	5,851,503
Contract purchase payments	31,188	531,538	1,973,147	303,216	721,273
Net transfers(1)	33,513	(225,257)	(924,707)	1,369,574	3,661,059
Transfers for policy loans	(3,250)	(85,873)	(276,511)	(55,013)	(115,544)
Policy charges	(6,336)	(271,804)	(883,452)	(108,657)	(179,678)
Contract terminations:
Surrender benefits	(511,221)	(573,416)	(1,687,195)	(235,994)	(453,770)
Death benefits	—	—	(9,813)	(308)	(5,739)
Units outstanding at end of year	189,498	10,271,419	26,378,203	6,071,789	9,479,104

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$63,018	$636,808	$50,185	$90,671	$(1,306,873)
Net realized gain (loss) on sales of investments	246,695	1,981,360	(129,459)	62,651	4,478,342
Distributions from capital gains	—	—	—	207,662	—
Net change in unrealized appreciation or depreciation of investments	(1,110,713)	7,501,737	346,056	151,396	6,008,545
Net increase (decrease) in net assets resulting from operations	(801,000)	10,119,905	266,782	512,380	9,180,014

Contract transactions
Contract purchase payments	482,909	1,782,805	685,034	322,960	9,241,777
Net transfers(1)	(564,232)	(350,096)	930,166	(214,081)	14,467,269
Transfers for policy loans	(22,224)	(352,432)	(61,586)	(53,122)	(234,993)
Policy charges	(371,005)	(1,909,292)	(237,051)	(241,064)	(10,956,068)
Contract terminations:
Surrender benefits	(656,457)	(2,991,038)	(210,727)	(324,358)	(9,469,291)
Death benefits	(1,189)	(30,008)	—	—	(192,016)
Increase (decrease) from contract transactions	(1,132,198)	(3,850,061)	1,105,836	(509,665)	2,856,678
Net assets at beginning of year	13,792,575	54,179,321	6,575,190	7,490,251	163,708,256
Net assets at end of year	$11,859,377	$60,449,165	$7,947,808	$7,492,966	$175,744,948

Accumulation unit activity
Units outstanding at beginning of year	8,429,739	22,284,857	6,591,670	4,295,256	94,601,764
Contract purchase payments	327,645	691,591	632,282	177,547	5,360,303
Net transfers(1)	(496,085)	(174,183)	1,000,883	(128,144)	7,593,386
Transfers for policy loans	(1,608)	(137,375)	(62,712)	(28,388)	(142,077)
Policy charges	(251,045)	(734,528)	(231,784)	(134,968)	(6,374,894)
Contract terminations:
Surrender benefits	(425,201)	(1,142,620)	(206,843)	(179,935)	(5,329,645)
Death benefits	(605)	(11,406)	—	—	(100,501)
Units outstanding at end of year	7,582,840	20,776,336	7,723,496	4,001,368	95,608,336

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(1,998,160)	$(1,258,375)	$(203,016)	$(144,336)	$(296,050)
Net realized gain (loss) on sales of investments	13,516,823	7,209,394	(304,112)	(778,248)	688
Distributions from capital gains	—	—	—	632,965	—
Net change in unrealized appreciation or depreciation of investments	7,014,673	17,792,542	2,068,779	(33,815)	(688)
Net increase (decrease) in net assets resulting from operations	18,533,336	23,743,561	1,561,651	(323,434)	(296,050)

Contract transactions
Contract purchase payments	14,250,111	9,420,075	2,254,380	1,246,544	7,580,354
Net transfers(1)	(8,995,222)	(5,070,912)	(841,365)	(1,077,778)	4,436,413
Transfers for policy loans	(783,313)	(1,825,904)	(251,028)	(338,735)	587,454
Policy charges	(16,723,988)	(6,722,209)	(1,148,055)	(883,656)	(5,663,023)
Contract terminations:
Surrender benefits	(15,234,749)	(11,612,537)	(2,070,608)	(1,354,333)	(6,971,584)
Death benefits	(101,886)	(43,623)	(2,296)	(44,459)	(600,664)
Increase (decrease) from contract transactions	(27,589,047)	(15,855,110)	(2,058,972)	(2,452,417)	(631,050)
Net assets at beginning of year	283,877,316	195,127,358	37,404,007	24,190,792	48,319,835
Net assets at end of year	$274,821,605	$203,015,809	$36,906,686	$21,414,941	$47,392,735

Accumulation unit activity
Units outstanding at beginning of year	178,449,347	88,079,763	20,223,582	18,895,464	47,210,218
Contract purchase payments	9,083,348	4,027,040	1,154,304	917,006	7,342,785
Net transfers(1)	(5,466,089)	(2,181,672)	(405,013)	(682,987)	4,271,709
Transfers for policy loans	(383,513)	(729,948)	(112,920)	(239,007)	620,508
Policy charges	(11,258,567)	(2,843,037)	(583,596)	(644,449)	(5,501,609)
Contract terminations:
Surrender benefits	(9,643,678)	(4,952,843)	(1,084,488)	(1,022,583)	(6,740,990)
Death benefits	(60,404)	(17,766)	(1,098)	(32,056)	(561,496)
Units outstanding at end of year	160,720,444	81,381,537	19,190,771	17,191,388	46,641,125

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$3,119,384	$2,356,473	$1,000,673	$(317,142)	$(404,267)
Net realized gain (loss) on sales of investments	(134,174)	(543,162)	(149,661)	3,702,167	2,127,046
Distributions from capital gains	—	1,055,401	60,504	—	—
Net change in unrealized appreciation or depreciation of investments	3,055,225	(1,013,942)	2,887,401	(3,246,246)	5,392,441
Net increase (decrease) in net assets resulting from operations	6,040,435	1,854,770	3,798,917	138,779	7,115,220

Contract transactions
Contract purchase payments	2,529,973	918,988	5,900,116	2,176,819	3,486,999
Net transfers(1)	(1,081,635)	7,763,529	359,143	(4,930,298)	5,101,915
Transfers for policy loans	(547,125)	(211,498)	(610,484)	(583,158)	(427,780)
Policy charges	(2,028,457)	(688,818)	(5,031,829)	(1,598,517)	(1,915,078)
Contract terminations:
Surrender benefits	(3,508,427)	(1,052,608)	(5,690,420)	(2,878,235)	(3,808,484)
Death benefits	(36,706)	(24,841)	(287,675)	—	(140)
Increase (decrease) from contract transactions	(4,672,377)	6,704,752	(5,361,149)	(7,813,389)	2,437,432
Net assets at beginning of year	56,675,820	15,025,889	98,135,271	56,942,823	65,862,615
Net assets at end of year	$58,043,878	$23,585,411	$96,573,039	$49,268,213	$75,415,267

Accumulation unit activity
Units outstanding at beginning of year	27,649,505	8,419,345	63,913,499	36,404,589	33,129,500
Contract purchase payments	1,152,070	492,827	3,561,911	1,470,528	1,821,471
Net transfers(1)	(470,875)	4,194,140	577,610	(4,267,404)	2,472,661
Transfers for policy loans	(254,951)	(104,858)	(373,684)	(572,133)	(247,000)
Policy charges	(922,188)	(365,987)	(3,039,605)	(1,073,767)	(980,559)
Contract terminations:
Surrender benefits	(1,621,348)	(543,464)	(3,575,081)	(1,846,543)	(1,854,409)
Death benefits	(15,298)	(11,551)	(194,343)	—	(48)
Units outstanding at end of year	25,516,915	12,080,452	60,870,307	30,115,270	34,341,616

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$80,278	$(88,354)	$(100,950)	$499,866	$(65,379)
Net realized gain (loss) on sales of investments	(31,037)	736,803	611,468	1,705,813	437,037
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	78,247	(458,098)	1,185,992	(7,331,966)	1,346,540
Net increase (decrease) in net assets resulting from operations	127,488	190,351	1,696,510	(5,126,287)	1,718,198

Contract transactions
Contract purchase payments	99,165	772,723	673,317	3,965,175	386,133
Net transfers(1)	1,948,552	(1,455,431)	(688,207)	(2,752,590)	(841,897)
Transfers for policy loans	(64,317)	(91,254)	(59,313)	(146,651)	(83,958)
Policy charges	(45,860)	(493,592)	(327,487)	(3,884,143)	(227,451)
Contract terminations:
Surrender benefits	(643,318)	(801,040)	(525,574)	(3,557,532)	(348,365)
Death benefits	—	(21,735)	—	(27,866)	—
Increase (decrease) from contract transactions	1,294,222	(2,090,329)	(927,264)	(6,403,607)	(1,115,538)
Net assets at beginning of year	1,840,699	15,978,454	14,283,532	75,374,139	10,114,621
Net assets at end of year	$3,262,409	$14,078,476	$15,052,778	$63,844,245	$10,717,281

Accumulation unit activity
Units outstanding at beginning of year	1,985,697	6,587,021	6,935,229	60,009,657	4,990,072
Contract purchase payments	101,111	335,443	329,273	3,422,888	199,314
Net transfers(1)	2,064,376	(667,772)	(348,376)	(2,299,695)	(429,118)
Transfers for policy loans	(66,750)	(41,587)	(22,949)	(141,241)	(34,485)
Policy charges	(47,961)	(209,436)	(157,396)	(3,491,913)	(111,238)
Contract terminations:
Surrender benefits	(671,330)	(335,772)	(237,968)	(3,045,823)	(161,698)
Death benefits	—	(10,282)	—	(27,615)	—
Units outstanding at end of year	3,365,143	5,657,615	6,497,813	54,426,258	4,452,847

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(96,342)	$552,252	$(42,303)	$(74,257)	$(36,137)
Net realized gain (loss) on sales of investments	724,092	43,153	(1,161,330)	(806,508)	272,880
Distributions from capital gains	—	191,822	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,470,098	(294,953)	1,911,321	1,721,180	244,965
Net increase (decrease) in net assets resulting from operations	2,097,848	492,274	707,688	840,415	481,708

Contract transactions
Contract purchase payments	684,483	1,604,695	385,127	499,114	299,302
Net transfers(1)	(346,950)	965,189	(427,734)	602,739	(316,395)
Transfers for policy loans	(116,382)	(346,218)	46,931	(15,984)	(10,140)
Policy charges	(537,087)	(1,395,217)	(179,092)	(359,453)	(148,317)
Contract terminations:
Surrender benefits	(1,004,975)	(1,683,596)	(345,849)	(891,084)	(327,316)
Death benefits	(2,019)	(95,492)	—	—	(822)
Increase (decrease) from contract transactions	(1,322,930)	(950,639)	(520,617)	(164,668)	(503,688)
Net assets at beginning of year	16,915,523	24,563,829	6,453,108	10,811,213	5,641,494
Net assets at end of year	$17,690,441	$24,105,464	$6,640,179	$11,486,960	$5,619,514

Accumulation unit activity
Units outstanding at beginning of year	6,354,084	20,295,931	11,699,915	8,421,067	3,491,856
Contract purchase payments	255,442	1,284,834	700,176	368,892	186,288
Net transfers(1)	(131,556)	863,097	(736,285)	453,007	(203,026)
Transfers for policy loans	(42,744)	(318,183)	88,043	(11,276)	(12,890)
Policy charges	(202,399)	(1,107,917)	(314,719)	(264,964)	(94,198)
Contract terminations:
Surrender benefits	(357,800)	(1,328,196)	(539,731)	(669,607)	(180,671)
Death benefits	(606)	(81,420)	—	—	(317)
Units outstanding at end of year	5,874,421	19,608,146	10,897,399	8,297,119	3,187,042

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(59,625)	$16,108	$630,644	$(17,661)	$507,947
Net realized gain (loss) on sales of investments	119,510	(18,457)	(183,185)	1,801,817	1,346,927
Distributions from capital gains	—	—	—	7,053,194	2,956,367
Net change in unrealized appreciation or depreciation of investments	1,662,324	50,997	1,304,650	(3,189,483)	2,194,088
Net increase (decrease) in net assets resulting from operations	1,722,209	48,648	1,752,109	5,647,867	7,005,329

Contract transactions
Contract purchase payments	407,490	97,926	822,396	4,170,589	1,697,772
Net transfers(1)	6,348,948	176,683	(5,677)	(6,490,817)	(1,669,399)
Transfers for policy loans	(26,950)	(20,885)	(296,791)	(660,473)	(360,194)
Policy charges	(174,369)	(26,166)	(572,128)	(2,284,991)	(1,672,062)
Contract terminations:
Surrender benefits	(434,853)	(45,104)	(1,428,037)	(4,379,184)	(2,364,567)
Death benefits	(4,495)	—	—	(5,053)	(17,968)
Increase (decrease) from contract transactions	6,115,771	182,454	(1,480,237)	(9,649,929)	(4,386,418)
Net assets at beginning of year	5,666,828	1,079,101	23,249,669	89,136,957	49,398,581
Net assets at end of year	$13,504,808	$1,310,203	$23,521,541	$85,134,895	$52,017,492

Accumulation unit activity
Units outstanding at beginning of year	2,511,001	1,157,264	17,113,811	46,977,752	21,530,397
Contract purchase payments	171,030	97,787	595,003	2,377,246	724,180
Net transfers(1)	2,552,625	185,567	(133,678)	(3,469,128)	(874,764)
Transfers for policy loans	(10,067)	(21,496)	(219,670)	(348,155)	(147,586)
Policy charges	(72,230)	(26,697)	(413,105)	(1,251,253)	(744,592)
Contract terminations:
Surrender benefits	(181,319)	(47,207)	(983,319)	(2,229,533)	(983,263)
Death benefits	(1,953)	—	—	(1,861)	(6,883)
Units outstanding at end of year	4,969,087	1,345,218	15,959,042	42,055,068	19,497,489

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$(174,374)	$122,927	$285,496	$120,328	$261,903
Net realized gain (loss) on sales of investments	798,395	219,440	(166,357)	(76,012)	122,132
Distributions from capital gains	6,369,574	28,184	—	—	1,608,345
Net change in unrealized appreciation or depreciation of investments	3,784,093	(1,413,830)	(80,214)	310,493	862,055
Net increase (decrease) in net assets resulting from operations	10,777,688	(1,043,279)	38,925	354,809	2,854,435

Contract transactions
Contract purchase payments	3,295,540	750,367	2,568,863	203,107	1,179,107
Net transfers(1)	(6,463,869)	(1,200,244)	(969,294)	247,240	(952,503)
Transfers for policy loans	(583,846)	(58,267)	(250,850)	1,150	(399,276)
Policy charges	(3,361,394)	(593,291)	(1,624,790)	(95,632)	(622,555)
Contract terminations:
Surrender benefits	(6,037,016)	(913,988)	(2,497,986)	(148,014)	(1,374,194)
Death benefits	(41,612)	(5,008)	(23,586)	—	—
Increase (decrease) from contract transactions	(13,192,197)	(2,020,431)	(2,797,643)	207,851	(2,169,421)
Net assets at beginning of year	105,228,406	18,907,416	49,205,564	2,713,034	20,189,498
Net assets at end of year	$102,813,897	$15,843,706	$46,446,846	$3,275,694	$20,874,512

Accumulation unit activity
Units outstanding at beginning of year	35,534,041	11,247,630	21,919,210	3,020,323	10,835,165
Contract purchase payments	1,097,366	467,850	1,116,954	204,393	629,579
Net transfers(1)	(1,973,110)	(775,551)	(288,532)	240,585	(500,387)
Transfers for policy loans	(198,335)	(32,081)	(93,697)	1,231	(208,046)
Policy charges	(1,085,828)	(391,960)	(698,829)	(101,116)	(325,772)
Contract terminations:
Surrender benefits	(1,994,328)	(575,041)	(1,071,809)	(156,296)	(718,044)
Death benefits	(13,023)	(2,672)	(9,374)	—	—
Units outstanding at end of year	31,366,783	9,938,175	20,873,923	3,209,120	9,712,495

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$73,923	$631,691	$1,350	$31,274	$287,826
Net realized gain (loss) on sales of investments	37,952	(328,770)	(9,025)	(19,829)	1,024,196
Distributions from capital gains	5,169,956	46,897	—	143,082	1,480,158
Net change in unrealized appreciation or depreciation of investments	3,901,519	10,071,187	8,588	907,659	1,223,944
Net increase (decrease) in net assets resulting from operations	9,183,350	10,421,005	913	1,062,186	4,016,124

Contract transactions
Contract purchase payments	1,664,663	3,895,549	47,794	197,218	1,685,913
Net transfers(1)	756,672	(6,558,652)	276,858	(176,597)	(1,232,901)
Transfers for policy loans	(251,634)	(730,091)	(7,566)	(50,410)	(351,561)
Policy charges	(1,097,533)	(2,873,696)	(15,548)	(161,498)	(1,257,865)
Contract terminations:
Surrender benefits	(2,067,814)	(5,371,570)	(12,356)	(234,645)	(2,410,176)
Death benefits	(25,148)	(38,133)	—	(1,818)	(1,095)
Increase (decrease) from contract transactions	(1,020,794)	(11,676,593)	289,182	(427,750)	(3,567,685)
Net assets at beginning of year	32,366,766	90,611,662	654,702	5,129,106	42,920,541
Net assets at end of year	$40,529,322	$89,356,074	$944,797	$5,763,542	$43,368,980

Accumulation unit activity
Units outstanding at beginning of year	12,473,549	32,228,326	715,457	1,852,443	20,819,443
Contract purchase payments	612,891	1,327,651	52,838	69,038	825,853
Net transfers(1)	359,057	(2,032,652)	307,186	(68,335)	(757,611)
Transfers for policy loans	(88,557)	(240,008)	(8,377)	(15,894)	(156,753)
Policy charges	(383,004)	(960,295)	(17,155)	(57,152)	(614,702)
Contract terminations:
Surrender benefits	(701,456)	(1,898,027)	(13,618)	(79,242)	(1,076,827)
Death benefits	(6,557)	(11,004)	—	(592)	(445)
Units outstanding at end of year	12,265,923	28,413,991	1,036,331	1,700,266	19,038,958

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(52,973)	$(11,651)	$53,976	$44,366	$136,121
Net realized gain (loss) on sales of investments	390,154	(66,818)	342,156	3,257,617	322,837
Distributions from capital gains	836,790	—	664,149	7,332,319	—
Net change in unrealized appreciation or depreciation of investments	(1,044,570)	346,181	224,495	(782,764)	1,658,328
Net increase (decrease) in net assets resulting from operations	129,401	267,712	1,284,776	9,851,538	2,117,286

Contract transactions
Contract purchase payments	370,313	259,355	361,122	5,124,220	696,882
Net transfers(1)	(514,476)	1,913,211	(1,828,073)	(4,106,028)	9,379,124
Transfers for policy loans	(35,892)	(10,246)	(6,740)	(322,213)	(232,199)
Policy charges	(373,146)	(70,625)	(198,403)	(5,930,420)	(367,567)
Contract terminations:
Surrender benefits	(453,971)	(139,247)	(356,105)	(6,664,034)	(797,325)
Death benefits	(3,908)	—	(6,688)	(52,380)	—
Increase (decrease) from contract transactions	(1,011,080)	1,952,448	(2,034,887)	(11,950,855)	8,678,915
Net assets at beginning of year	10,392,552	2,384,590	9,628,446	110,617,092	11,424,169
Net assets at end of year	$9,510,873	$4,604,750	$8,878,335	$108,517,775	$22,220,370

Accumulation unit activity
Units outstanding at beginning of year	6,817,607	2,493,866	5,513,397	44,944,607	7,156,654
Contract purchase payments	249,676	244,333	225,210	2,012,389	412,935
Net transfers(1)	(344,909)	1,824,243	(1,037,177)	(1,608,312)	5,450,269
Transfers for policy loans	(24,861)	(9,608)	10,644	(125,793)	(137,969)
Policy charges	(252,195)	(67,858)	(121,480)	(2,292,883)	(216,421)
Contract terminations:
Surrender benefits	(309,045)	(142,971)	(195,318)	(2,595,928)	(464,304)
Death benefits	(2,655)	—	(2,553)	(19,245)	—
Units outstanding at end of year	6,133,618	4,342,005	4,392,723	40,314,835	12,201,164

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
Operations
Investment income (loss) — net	$135,369	$(53,917)	$(55,246)	$86	$(65,073)
Net realized gain (loss) on sales of investments	250,044	128,072	20,537	(371,812)	316,787
Distributions from capital gains	—	1,022,493	356,344	—	1,015,931
Net change in unrealized appreciation or depreciation of investments	(728,285)	(969,095)	(551,848)	274,655	82,960
Net increase (decrease) in net assets resulting from operations	(342,872)	127,553	(230,213)	(97,071)	1,350,605

Contract transactions
Contract purchase payments	1,099,128	426,811	454,418	215,095	383,955
Net transfers(1)	594,196	2,888,312	(1,774,155)	(697,469)	937,535
Transfers for policy loans	(93,145)	(73,192)	(94,232)	(36,149)	570
Policy charges	(545,416)	(313,575)	(257,925)	(91,851)	(353,132)
Contract terminations:
Surrender benefits	(1,060,271)	(554,526)	(418,849)	(158,311)	(577,481)
Death benefits	(8,543)	—	(74)	—	(783)
Increase (decrease) from contract transactions	(14,051)	2,373,830	(2,090,817)	(768,685)	390,664
Net assets at beginning of year	24,087,784	7,406,981	10,010,049	2,956,297	11,735,126
Net assets at end of year	$23,730,861	$9,908,364	$7,689,019	$2,090,541	$13,476,395

Accumulation unit activity
Units outstanding at beginning of year	16,531,999	5,135,310	4,675,953	3,334,939	4,708,050
Contract purchase payments	798,810	302,918	240,177	240,729	148,073
Net transfers(1)	324,870	2,070,171	(982,757)	(821,185)	378,697
Transfers for policy loans	(52,917)	(50,672)	(39,350)	(42,648)	(2,271)
Policy charges	(383,893)	(222,806)	(130,986)	(106,203)	(142,417)
Contract terminations:
Surrender benefits	(690,378)	(388,878)	(210,039)	(187,064)	(240,467)
Death benefits	(4,489)	—	(25)	—	(230)
Units outstanding at end of year	16,524,002	6,846,043	3,552,973	2,418,568	4,849,435

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(82,324)	$1,321,132	$(25,998)	$(8,587)	$(68,023)
Net realized gain (loss) on sales of investments	500,534	(2,603,218)	87,839	(21,710)	(320,256)
Distributions from capital gains	569,897	1,052,997	616,023	6,108	3,486,252
Net change in unrealized appreciation or depreciation of investments	981,125	(2,516,177)	(731,484)	85,394	(1,579,198)
Net increase (decrease) in net assets resulting from operations	1,969,232	(2,745,266)	(53,620)	61,205	1,518,775

Contract transactions
Contract purchase payments	679,493	2,220,519	439,301	112,663	1,207,191
Net transfers(1)	(124,005)	(2,068,895)	(427,812)	107,164	(1,116,448)
Transfers for policy loans	(149,546)	(125,001)	(38,234)	(9,627)	(23,792)
Policy charges	(420,973)	(1,202,007)	(247,838)	(13,286)	(813,696)
Contract terminations:
Surrender benefits	(809,670)	(1,655,554)	(534,888)	(716,734)	(1,250,531)
Death benefits	(415)	(6,566)	(943)	—	—
Increase (decrease) from contract transactions	(825,116)	(2,837,504)	(810,414)	(519,820)	(1,997,276)
Net assets at beginning of year	15,265,742	37,182,652	10,592,464	2,072,399	30,623,451
Net assets at end of year	$16,409,858	$31,599,882	$9,728,430	$1,613,784	$30,144,950

Accumulation unit activity
Units outstanding at beginning of year	9,428,024	26,524,434	5,636,266	2,094,728	31,276,621
Contract purchase payments	448,153	1,781,720	250,912	108,468	1,197,386
Net transfers(1)	(71,584)	(1,737,686)	(258,707)	117,201	(1,154,694)
Transfers for policy loans	(90,178)	(83,442)	(22,542)	(9,594)	(24,407)
Policy charges	(253,589)	(953,941)	(138,013)	(13,074)	(806,753)
Contract terminations:
Surrender benefits	(502,045)	(1,297,868)	(306,675)	(710,508)	(1,228,239)
Death benefits	(109)	(4,615)	(342)	—	—
Units outstanding at end of year	8,958,672	24,228,602	5,160,899	1,587,221	29,259,914

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(111,066)	$689,514	$74,992	$(37,059)	$(3,235)
Net realized gain (loss) on sales of investments	(227,526)	(311,226)	387,792	(432,436)	(13,045)
Distributions from capital gains	932,627	531,994	—	288,846	2,139
Net change in unrealized appreciation or depreciation of investments	912,453	1,281,085	(180,290)	(445,918)	9,967
Net increase (decrease) in net assets resulting from operations	1,506,488	2,191,367	282,494	(626,567)	(4,174)

Contract transactions
Contract purchase payments	823,290	1,328,863	462,843	361,400	10,780
Net transfers(1)	(1,180,201)	(846,998)	(1,599,990)	(823,784)	1,166
Transfers for policy loans	(26,241)	(103,076)	(64,483)	25,480	(27,692)
Policy charges	(598,067)	(720,228)	(253,289)	(191,670)	(12,304)
Contract terminations:
Surrender benefits	(1,114,855)	(1,160,107)	(519,395)	(252,236)	(48,373)
Death benefits	(14,410)	(865)	—	—	—
Increase (decrease) from contract transactions	(2,110,484)	(1,502,411)	(1,974,314)	(880,810)	(76,423)
Net assets at beginning of year	20,554,707	22,084,518	11,927,432	6,997,037	478,298
Net assets at end of year	$19,950,711	$22,773,474	$10,235,612	$5,489,660	$397,701

Accumulation unit activity
Units outstanding at beginning of year	8,493,373	9,245,884	8,383,513	3,874,014	513,659
Contract purchase payments	348,406	578,782	343,405	235,906	11,685
Net transfers(1)	(627,751)	(421,673)	(1,219,512)	(471,632)	4,176
Transfers for policy loans	(3,219)	(28,835)	(63,447)	10,308	(30,103)
Policy charges	(253,702)	(276,290)	(182,558)	(120,591)	(13,460)
Contract terminations:
Surrender benefits	(476,747)	(454,167)	(286,235)	(140,531)	(52,773)
Death benefits	(4,310)	(230)	—	—	—
Units outstanding at end of year	7,476,050	8,643,471	6,975,166	3,387,474	433,184

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$17,692	$1,710,411	$(65,298)	$304,840	$28,708
Net realized gain (loss) on sales of investments	(119,372)	(578,679)	(142,236)	(571,312)	(4,853)
Distributions from capital gains	1,012,233	—	609,505	—	—
Net change in unrealized appreciation or depreciation of investments	(1,092,047)	1,242,935	2,213,705	2,168,708	7,706
Net increase (decrease) in net assets resulting from operations	(181,494)	2,374,667	2,615,676	1,902,236	31,561

Contract transactions
Contract purchase payments	929,699	1,960,535	851,737	899,068	77,996
Net transfers(1)	(916,297)	(3,237,771)	1,282,270	(2,028,400)	1,014,555
Transfers for policy loans	(235,561)	(863,515)	(188,750)	36,207	(21,569)
Policy charges	(375,415)	(1,459,537)	(337,660)	(500,604)	(40,214)
Contract terminations:
Surrender benefits	(754,165)	(2,937,386)	(646,104)	(1,375,038)	(130,178)
Death benefits	(581)	(1,160)	(227)	(101)	—
Increase (decrease) from contract transactions	(1,352,320)	(6,538,834)	961,266	(2,968,868)	900,590
Net assets at beginning of year	16,292,765	45,706,804	15,264,622	17,568,695	1,239,687
Net assets at end of year	$14,758,951	$41,542,637	$18,841,564	$16,502,063	$2,171,838

Accumulation unit activity
Units outstanding at beginning of year	8,416,755	32,054,866	6,893,972	13,718,582	1,218,579
Contract purchase payments	544,402	1,351,520	417,128	667,202	74,449
Net transfers(1)	(464,304)	(2,189,209)	616,262	(1,541,507)	987,474
Transfers for policy loans	(140,450)	(595,651)	(93,677)	27,651	(20,606)
Policy charges	(210,903)	(994,349)	(158,035)	(365,579)	(38,500)
Contract terminations:
Surrender benefits	(394,538)	(1,987,553)	(266,800)	(1,141,703)	(124,835)
Death benefits	(240)	(766)	(68)	(86)	—
Units outstanding at end of year	7,750,722	27,638,858	7,408,782	11,364,560	2,096,561

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(140,723)	$439,921	$124,183	$212,920	$36,581
Net realized gain (loss) on sales of investments	(408,847)	(122,929)	(81,898)	2,665,363	(397,070)
Distributions from capital gains	2,718,305	—	—	8,370,914	—
Net change in unrealized appreciation or depreciation of investments	(5,061,987)	733,140	(187,344)	(4,562,750)	5,924,803
Net increase (decrease) in net assets resulting from operations	(2,893,252)	1,050,132	(145,059)	6,686,447	5,564,314

Contract transactions
Contract purchase payments	1,173,902	256,778	237,667	4,170,247	1,428,576
Net transfers(1)	(5,029,962)	(318,014)	55,005	3,415,187	(2,363,806)
Transfers for policy loans	(221,893)	(59,905)	(16,526)	(472,688)	(146,296)
Policy charges	(628,867)	(287,037)	(110,405)	(4,651,303)	(1,246,903)
Contract terminations:
Surrender benefits	(1,089,756)	(301,273)	(160,039)	(5,346,819)	(1,559,541)
Death benefits	(2,667)	(1,480)	—	(5,668)	(5,933)
Increase (decrease) from contract transactions	(5,799,243)	(710,931)	5,702	(2,891,044)	(3,893,903)
Net assets at beginning of year	26,288,661	7,480,021	4,770,797	92,007,853	32,660,502
Net assets at end of year	$17,596,166	$7,819,222	$4,631,440	$95,803,256	$34,330,913

Accumulation unit activity
Units outstanding at beginning of year	9,324,488	3,778,986	2,896,112	35,708,231	14,317,576
Contract purchase payments	460,222	121,736	151,690	1,613,783	613,758
Net transfers(1)	(1,921,846)	(152,811)	42,042	1,222,107	(996,180)
Transfers for policy loans	(84,444)	(29,542)	(9,492)	(186,678)	(68,917)
Policy charges	(245,565)	(135,240)	(71,664)	(1,809,945)	(515,521)
Contract terminations:
Surrender benefits	(432,496)	(141,510)	(100,275)	(2,073,080)	(669,773)
Death benefits	(1,041)	(677)	—	(2,387)	(2,739)
Units outstanding at end of year	7,099,318	3,440,942	2,908,413	34,472,031	12,678,204

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(16,658)	$66,855	$(8,646)	$(1,005,524)	$(2,247,629)
Net realized gain (loss) on sales of investments	(83,593)	1,283	(8,854)	2,980,093	9,362,106
Distributions from capital gains	2,512	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	166,690	3,183,694	(84,573)	8,129,629	9,102,533
Net increase (decrease) in net assets resulting from operations	68,951	3,251,832	(102,073)	10,104,198	16,217,010

Contract transactions
Contract purchase payments	186,831	1,452,236	367,347	20,395,989	19,382,235
Net transfers(1)	(6,405)	(1,889,330)	1,899,384	(6,457,535)	(17,895,122)
Transfers for policy loans	3,450	(135,507)	(12,684)	(1,059,796)	(3,365,917)
Policy charges	(75,289)	(1,301,734)	(41,936)	(4,462,108)	(6,342,208)
Contract terminations:
Surrender benefits	(154,738)	(2,081,357)	(117,537)	(6,683,487)	(16,590,506)
Death benefits	—	(3,028)	—	(6,741)	(6,333)
Increase (decrease) from contract transactions	(46,151)	(3,958,720)	2,094,574	1,726,322	(24,817,851)
Net assets at beginning of year	2,875,745	31,422,830	602,623	181,783,744	331,220,830
Net assets at end of year	$2,898,545	$30,715,942	$2,595,124	$193,614,264	$322,619,989

Accumulation unit activity
Units outstanding at beginning of year	3,042,627	14,735,767	1,044,129	124,746,096	222,488,895
Contract purchase payments	198,501	668,031	416,576	14,493,153	12,931,393
Net transfers(1)	1,434	(856,386)	1,778,380	(4,008,977)	(11,850,282)
Transfers for policy loans	3,498	(64,376)	(12,588)	(727,644)	(2,321,475)
Policy charges	(80,698)	(582,479)	(44,120)	(3,116,291)	(4,228,245)
Contract terminations:
Surrender benefits	(166,396)	(965,744)	(119,470)	(4,574,579)	(11,208,959)
Death benefits	—	(1,457)	—	(4,320)	(3,995)
Units outstanding at end of year	2,998,966	12,933,356	3,062,907	126,807,438	205,807,332

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(107,632)	$(174,385)	$(8,227)	$(29,290)	$(169,456)
Net realized gain (loss) on sales of investments	446,339	651,576	6,182	(7,097)	(151,032)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,763	148,571	25,276	130,532	1,152,581
Net increase (decrease) in net assets resulting from operations	419,470	625,762	23,231	94,145	832,093

Contract transactions
Contract purchase payments	713,157	1,200,218	238	167,311	2,991,956
Net transfers(1)	3,421,176	2,664,241	1,103,522	1,442,829	(1,844,376)
Transfers for policy loans	(174,846)	(7,971)	(55,445)	(30,714)	(461,302)
Policy charges	(756,582)	(1,108,964)	(48,088)	(144,373)	(532,560)
Contract terminations:
Surrender benefits	(2,679,705)	(2,234,060)	(39,620)	(85,000)	(2,269,396)
Death benefits	—	(9,475)	(16,018)	—	—
Increase (decrease) from contract transactions	523,200	503,989	944,589	1,350,053	(2,115,678)
Net assets at beginning of year	15,157,402	22,196,492	633,152	3,244,613	29,670,611
Net assets at end of year	$16,100,072	$23,326,243	$1,600,972	$4,688,811	$28,387,026

Accumulation unit activity
Units outstanding at beginning of year	12,778,426	18,599,807	639,103	3,300,265	30,601,747
Contract purchase payments	585,062	982,773	232	169,757	3,079,208
Net transfers(1)	2,779,436	2,197,549	1,090,105	1,440,476	(1,885,794)
Transfers for policy loans	(153,629)	(10,130)	(53,962)	(30,114)	(463,288)
Policy charges	(620,993)	(907,214)	(47,464)	(144,402)	(548,080)
Contract terminations:
Surrender benefits	(2,176,997)	(1,831,904)	(38,432)	(84,602)	(2,305,855)
Death benefits	—	(7,660)	(15,455)	—	—
Units outstanding at end of year	13,191,305	19,023,221	1,574,127	4,651,380	28,477,938

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(158,522)	$(2,074,501)	$(4,422,762)	$(2,716,907)	$(7,329,439)
Net realized gain (loss) on sales of investments	1,897	5,281,829	17,594,871	6,653,026	27,633,366
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	846,146	9,669,569	10,996,567	18,419,612	25,637,516
Net increase (decrease) in net assets resulting from operations	689,521	12,876,897	24,168,676	22,355,731	45,941,443

Contract transactions
Contract purchase payments	1,502,799	23,950,120	30,297,479	49,702,413	60,155,985
Net transfers(1)	1,401,896	7,033,410	(19,596,479)	(7,323,593)	(50,629,806)
Transfers for policy loans	(93,272)	(607,098)	(2,346,189)	(3,480,896)	(9,089,919)
Policy charges	(689,005)	(12,295,090)	(22,497,498)	(13,877,044)	(25,125,300)
Contract terminations:
Surrender benefits	(1,023,423)	(20,026,539)	(39,285,678)	(18,979,452)	(57,680,372)
Death benefits	—	(40,997)	(243,326)	(159,225)	(130,311)
Increase (decrease) from contract transactions	1,098,995	(1,986,194)	(53,671,691)	5,882,203	(82,499,723)
Net assets at beginning of year	22,774,316	325,206,128	647,973,137	468,273,693	1,063,929,091
Net assets at end of year	$24,562,832	$336,096,831	$618,470,122	$496,511,627	$1,027,370,811

Accumulation unit activity
Units outstanding at beginning of year	23,281,338	242,400,448	477,668,801	337,000,595	748,667,118
Contract purchase payments	1,517,612	17,926,770	21,967,461	36,472,262	41,871,522
Net transfers(1)	1,433,537	5,062,391	(14,283,911)	(4,776,500)	(34,722,503)
Transfers for policy loans	(91,254)	(485,545)	(1,762,560)	(2,426,928)	(6,300,571)
Policy charges	(696,708)	(9,063,966)	(16,307,514)	(10,018,085)	(17,429,634)
Contract terminations:
Surrender benefits	(1,029,106)	(14,508,005)	(28,323,134)	(13,293,496)	(40,076,371)
Death benefits	—	(28,939)	(179,218)	(122,392)	(87,604)
Units outstanding at end of year	24,415,419	241,303,154	438,779,925	342,835,456	691,921,957

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(364,792)	$(553,267)	$(81,780)	$434,035	$(548,435)
Net realized gain (loss) on sales of investments	1,375,651	2,298,323	391,080	(1,327,788)	(1,595,933)
Distributions from capital gains	—	—	—	6,637,608	24,988,822
Net change in unrealized appreciation or depreciation of investments	606,465	849,442	2,843,098	(7,339,401)	(11,502,202)
Net increase (decrease) in net assets resulting from operations	1,617,324	2,594,498	3,152,398	(1,595,546)	11,342,252

Contract transactions
Contract purchase payments	3,769,209	4,135,061	721,222	4,041,015	4,159,777
Net transfers(1)	11,037,513	11,146,615	(595,600)	(3,564,572)	(3,668,881)
Transfers for policy loans	(631,598)	(3,882)	(119,964)	(627,764)	(854,145)
Policy charges	(2,545,348)	(3,728,547)	(401,470)	(2,360,375)	(2,620,310)
Contract terminations:
Surrender benefits	(2,152,618)	(5,991,483)	(748,707)	(4,531,968)	(4,958,960)
Death benefits	—	(97,006)	(126)	(36,387)	(61,024)
Increase (decrease) from contract transactions	9,477,158	5,460,758	(1,144,645)	(7,080,051)	(8,003,543)
Net assets at beginning of year	50,022,860	77,811,086	13,539,863	85,634,614	94,274,241
Net assets at end of year	$61,117,342	$85,866,342	$15,547,616	$76,959,017	$97,612,950

Accumulation unit activity
Units outstanding at beginning of year	39,242,016	60,935,555	6,410,715	40,569,148	33,872,475
Contract purchase payments	2,970,817	3,186,463	318,335	1,936,536	1,499,944
Net transfers(1)	8,511,191	8,544,754	(272,351)	(1,648,774)	(1,159,254)
Transfers for policy loans	(477,616)	(1,739)	(57,755)	(289,390)	(286,465)
Policy charges	(1,967,504)	(2,859,323)	(180,701)	(1,123,627)	(933,256)
Contract terminations:
Surrender benefits	(1,647,982)	(4,606,921)	(345,525)	(2,140,163)	(1,782,703)
Death benefits	—	(74,314)	(50)	(16,012)	(19,573)
Units outstanding at end of year	46,630,922	65,124,475	5,872,668	37,287,718	31,191,168

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$420,219	$195,148	$(82,154)
Net realized gain (loss) on sales of investments	(295,073)	263,817	(521,875)
Distributions from capital gains	1,448,012	1,398,105	1,307,158
Net change in unrealized appreciation or depreciation of investments	(1,181,811)	(336,487)	77,164
Net increase (decrease) in net assets resulting from operations	391,347	1,520,583	780,293

Contract transactions
Contract purchase payments	858,772	671,730	826,064
Net transfers(1)	(1,993,732)	(893,514)	(2,496,395)
Transfers for policy loans	(35,949)	(75,655)	(72,668)
Policy charges	(672,500)	(382,492)	(396,209)
Contract terminations:
Surrender benefits	(1,182,150)	(600,872)	(781,489)
Death benefits	—	(368)	(12,096)
Increase (decrease) from contract transactions	(3,025,559)	(1,281,171)	(2,932,793)
Net assets at beginning of year	21,579,449	14,034,911	15,861,252
Net assets at end of year	$18,945,237	$14,274,323	$13,708,752

Accumulation unit activity
Units outstanding at beginning of year	13,121,515	5,829,827	6,422,363
Contract purchase payments	541,138	280,449	393,188
Net transfers(1)	(1,262,683)	(324,258)	(1,017,431)
Transfers for policy loans	(21,979)	(35,258)	(29,344)
Policy charges	(423,622)	(156,689)	(174,376)
Contract terminations:
Surrender benefits	(737,992)	(240,013)	(326,780)
Death benefits	—	(120)	(3,561)
Units outstanding at end of year	11,216,377	5,353,938	5,264,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2017, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period. These financial statements are of the Divisions of the Account offered through V2D.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3) (previously Columbia Variable Portfolio – Select International Equity Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3))
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3))
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Sycamore Established Value Fund (Class 3))
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	59

Division	Fund
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Henderson Enterprise, Serv	Janus Henderson Enterprise Portfolio: Service Shares (previously Janus Aspen Series Enterprise Portfolio: Service Shares)
Janus Henderson Global Tech, Serv	Janus Henderson Global Technology Portfolio: Service Shares (previously Janus Aspen Series Global Technology Portfolio: Service Shares)
Janus Henderson Overseas, Serv	Janus Henderson Overseas Portfolio: Service Shares (previously Janus Aspen Series Overseas Portfolio: Service Shares)
Janus Henderson Res, Serv	Janus Henderson Research Portfolio: Service Shares (previously Janus Aspen Series Research Portfolio: Service Shares)
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares (previously Putnam VT Multi-Cap Growth Fund – Class IA Shares)
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2))
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2))
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2))
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2))
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)

60	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Division	Fund
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the issuer of the policy.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2017.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

For V2D policies, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through V2D policies.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	61

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement(1)	Columbia Management Investment Services Corp.
Transfer and Dividend Disbursing Agent Agreement(2)	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

(1)	Effective July 1, 2017.
(2)	Eliminated effective July 1, 2017.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2017 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$284,280
AB VPS Gro & Inc, Cl B	8,705,887
AB VPS Intl Val, Cl B	15,087,434
AB VPS Lg Cap Gro, Cl B	11,093,509
ALPS Alerian Engy Infr, Class III	3,861,827
AC VP Intl, Cl I	720,813
AC VP Val, Cl I	3,265,638
BlackRock Global Alloc, Cl III	6,372,534
Calvert VP SRI Bal, Cl I	1,910,841
Col VP Bal, Cl 3	18,727,807
Col VP Disciplined Core, Cl 3	4,083,559
Col VP Divd Opp, Cl 3	38,807,147
Col VP Emer Mkts, Cl 3	14,233,143
Col VP Global Bond, Cl 3	3,930,636
Col VP Govt Money Mkt, Cl 3	16,170,483
Col VP Hi Yield Bond, Cl 3	13,935,191
Col VP Inc Opp, Cl 3	7,842,757
Col VP Inter Bond, Cl 3	20,302,665
Col VP Lg Cap Gro, Cl 3	11,225,006
Col VP Lg Cap Index, Cl 3	22,993,693
Col VP Limited Duration Cr, Cl 2	2,466,698
Col VP Mid Cap Gro, Cl 3	3,080,059
Col VP Mid Cap Val, Cl 3	6,746,082
Col VP Overseas Core, Cl 3	5,460,342

Division	Purchases
Col VP Select Lg Cap Val, Cl 3	$5,269,222
Col VP Select Sm Cap Val, Cl 3	2,254,389
Col VP US Govt Mtge, Cl 3	6,428,967
CS Commodity Return	2,424,658
CTIVP BR Gl Infl Prot Sec, Cl 3	4,458,093
CTIVP MFS Blend Res Core Eq, Cl 3	1,204,145
CTIVP Vty Sycamore Estb Val, Cl 3	9,532,000
Deutsche Alt Asset Alloc VIP, Cl B	782,239
EV VT Floating-Rate Inc, Init Cl	6,864,637
Fid VIP Contrafund, Serv Cl 2	22,616,094
Fid VIP Gro & Inc, Serv Cl	3,085,515
Fid VIP Mid Cap, Serv Cl	6,106,526
Fid VIP Overseas, Serv Cl	1,951,721
Frank Global Real Est, Cl 2	10,479,281
Frank Inc, Cl 2	3,786,397
Frank Mutual Shares, Cl 2	8,706,595
Frank Sm Cap Val, Cl 2	11,026,556
GS VIT Mid Cap Val, Inst	18,500,405
GS VIT Multi-Strategy Alt, Advisor	646,155
GS VIT Sm Cap Eq Insights, Inst	1,164,571
GS VIT U.S. Eq Insights, Inst	14,895,513
Invesco VI Am Fran, Ser I	1,600,941
Invesco VI Bal Risk Alloc, Ser II	4,433,183
Invesco VI Comstock, Ser II	2,706,919

62	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Division	Purchases
Invesco VI Core Eq, Ser I	$7,669,672
Invesco VI Div Divd, Ser I	9,473,350
Invesco VI Intl Gro, Ser II	5,414,680
Invesco VI Mid Cap Gro, Ser I	2,821,427
Invesco VI Tech, Ser I	3,456,072
Ivy VIP Asset Strategy	515,893
Janus Henderson Enterprise, Serv	2,726,733
Janus Henderson Global Tech, Serv	6,684,568
Janus Henderson Overseas, Serv	7,181,463
Janus Henderson Res, Serv	2,393,132
Lazard Ret Global Dyn MA, Serv	815,857
MFS Mass Inv Gro Stock, Serv Cl	7,332,449
MFS New Dis, Serv Cl	2,446,754
MFS Utilities, Serv Cl	7,484,678
MS VIF Global Real Est, Cl II	2,963,334
MS VIF Mid Cap Gro, Cl II	2,660,537
NB AMT US Eq Index PW Strat, Cl S	363,088
Oppen Global VA, Serv	9,097,621
Oppen Global Strategic Inc VA, Srv	13,533,744
Oppen Main St Sm Cap VA, Serv	11,480,643
PIMCO VIT All Asset, Advisor Cl	4,184,318
PIMCO VIT Tot Return, Advisor Cl	2,297,529
Put VT Global Hlth Care, Cl IB	6,417,101
Put VT Hi Yield, Cl IB	861,127
Put VT Intl Eq, Cl IB	1,747,965

Division	Purchases
Put VT Sus Leaders, Cl IA	$9,115,397
Royce Micro-Cap, Invest Cl	4,185,828
Temp Global Bond, Cl 2	1,988,899
Third Ave Val	783,625
VanEck VIP Global Gold, Cl S	1,985,634
VP Aggr, Cl 2	49,332,105
VP Aggr, Cl 4	101,977,831
VP Conserv, Cl 2	4,637,067
VP Conserv, Cl 4	7,030,297
VP Man Vol Conserv, Cl 2	211,825
VP Man Vol Conserv Gro, Cl 2	1,471,311
VP Man Vol Gro, Cl 2	16,703,100
VP Man Vol Mod Gro, Cl 2	9,519,737
VP Mod, Cl 2	58,448,262
VP Mod, Cl 4	115,120,212
VP Mod Aggr, Cl 2	105,155,006
VP Mod Aggr, Cl 4	268,053,668
VP Mod Conserv, Cl 2	8,554,378
VP Mod Conserv, Cl 4	15,810,822
VP Ptnrs Sm Cap Val, Cl 3	3,993,935
Wanger Intl	20,528,779
Wanger USA	34,404,744
WF VT Intl Eq, Cl 2	4,566,888
WF VT Opp, Cl 2	5,223,170
WF VT Sm Cap Gro, Cl 2	5,406,276

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.26	$—	$—	$2.35	$1.05
0.20%	1.17	—	—	—	0.84
0.30%	1.16	1.94	1.53	2.32	0.84
0.45%	1.16	3.33	2.09	4.01	0.84
0.65%	—	—	—	—	—
0.90%	1.14	2.53	1.90	2.31	0.82

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$1.41	$—	$1.70
0.20%	—	—	1.15	—	—
0.30%	—	—	1.15	1.51	1.64
0.45%	2.48	3.09	1.14	2.45	2.76
0.65%	—	—	—	—	2.29
0.90%	1.35	3.29	1.12	1.77	1.94

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	1.00
0.30%	2.04	1.74	1.41	0.90	0.99
0.45%	3.89	3.01	2.88	1.19	0.96
0.65%	2.59	—	—	—	1.06
0.90%	1.69	2.89	3.31	1.75	1.09

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	63

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$2.07
0.20%	—	—	—	—	—
0.30%	1.30	1.28	1.10	2.08	2.01
0.45%	2.55	2.28	1.52	3.98	3.62
0.65%	—	—	1.58	—	—
0.90%	2.65	2.02	1.91	1.20	2.05

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$1.08	$—	$—	$—	$—
0.20%	0.99	—	—	—	—
0.30%	0.99	1.85	1.92	1.45	2.13
0.45%	0.98	3.71	3.69	2.27	3.98
0.65%	—	—	—	—	—
0.90%	0.96	2.51	2.36	1.29	2.47

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	2.00	1.10	0.61	1.12	1.86
0.45%	3.91	1.19	0.77	1.41	3.20
0.65%	—	1.24	—	—	—
0.90%	2.97	1.43	0.51	1.44	1.62

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$1.12	$—	$1.96	$—
0.20%	—	1.03	—	—	—
0.30%	2.12	1.02	1.15	1.90	—
0.45%	4.02	1.02	1.83	3.60	3.60
0.65%	—	—	—	—	—
0.90%	2.68	1.00	1.32	1.95	2.28

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	$—	$—	$—	$1.28	$1.69
0.20%	—	—	—	1.11	—
0.30%	—	—	1.36	1.11	1.63
0.45%	3.61	2.39	2.53	1.10	2.65
0.65%	—	—	—	—	—
0.90%	5.03	1.55	2.78	1.08	2.26

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$2.06	$—	$0.97	$—	$—
0.20%	—	—	0.97	—	—
0.30%	1.89	1.74	0.96	—	2.18
0.45%	3.73	3.27	0.96	4.01	3.75
0.65%	—	—	—	—	—
0.90%	4.72	4.83	0.94	3.18	2.12

64	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	$—	$1.24	$—	$—	$—
0.20%	—	1.17	—	—	—
0.30%	—	1.17	1.91	—	1.87
0.45%	1.98	1.16	3.57	2.73	2.00
0.65%	—	—	—	—	—
0.90%	1.93	1.14	1.77	3.29	1.94

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
0.00%	$—	$—	$—	$1.09	$—
0.20%	—	—	—	1.01	—
0.30%	1.44	1.85	2.02	1.01	—
0.45%	2.38	1.77	4.06	1.00	4.68
0.65%	—	—	—	—	—
0.90%	1.29	1.73	2.47	0.99	1.80

Subaccount	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$—	$2.01	$1.36	$—
0.20%	—	—	—	1.23	—
0.30%	2.59	1.19	1.98	1.22	1.32
0.45%	5.48	1.94	3.45	1.22	1.32
0.65%	—	—	—	—	—
0.90%	1.50	1.48	1.95	1.20	1.30

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	$—	$1.54	$—	$1.74	$1.00
0.20%	—	—	—	—	0.99
0.30%	1.75	1.46	1.35	1.69	0.99
0.45%	4.41	2.66	2.96	3.58	0.98
0.65%	—	—	—	—	—
0.90%	2.35	4.40	1.16	1.84	0.97

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	$2.02	$1.14	$2.07	$1.21	$1.12
0.20%	—	—	—	—	1.09
0.30%	1.88	1.12	2.01	1.18	1.09
0.45%	3.44	1.69	4.13	1.88	1.08
0.65%	—	—	—	—	—
0.90%	2.35	1.57	2.54	1.52	1.07

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	65

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.97	—	1.52	—	—
0.45%	3.01	2.39	2.25	3.87	2.59
0.65%	—	—	—	—	—
0.90%	2.84	2.50	1.89	3.34	3.76

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$1.04	$—	$1.02	$1.65	$—
0.20%	0.99	—	0.95	—	—
0.30%	0.98	—	0.95	1.60	1.60
0.45%	0.98	2.51	0.94	1.91	1.92
0.65%	—	—	—	—	—
0.90%	0.96	3.20	0.93	1.85	1.85

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	$1.21	$—	$1.11	$1.14	$1.19
0.20%	—	—	1.11	1.13	1.18
0.30%	1.18	1.18	1.10	1.13	1.18
0.45%	1.34	1.34	1.10	1.12	1.17
0.65%	—	—	—	—	—
0.90%	1.30	1.30	1.08	1.10	1.15

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$1.17	$1.42	$—	$1.53	$—
0.20%	1.16	—	—	—	—
0.30%	1.16	1.38	1.37	1.48	1.48
0.45%	1.15	1.63	1.63	1.77	1.77
0.65%	—	—	—	—	—
0.90%	1.13	1.57	1.58	1.71	1.71

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	$1.31	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.27	1.27	1.70	1.55	1.94
0.45%	1.48	1.48	3.25	3.10	3.97
0.65%	—	—	—	—	—
0.90%	1.43	1.43	2.98	2.63	4.18

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			$—	$2.01	$1.93
0.20%			—	—	—
0.30%			1.54	1.92	1.90
0.45%			2.13	3.85	4.18
0.65%			—	—	—
0.90%			2.04	3.13	3.46

66	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	122,422	—	—	1,276,757	1,418,011
0.20%	—	—	—	—	—
0.30%	21,081	2,787,889	7,237,290	1,201,827	1,285,009
0.45%	94,363	5,192,963	15,310,741	2,392,471	3,903,454
0.65%	—	—	—	—	—
0.90%	66,533	1,109,712	3,046,631	2,756,860	2,642,792
Total	304,399	9,090,564	25,594,662	7,627,915	9,249,266

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	—	—	1,303,998	—	2,964,101
0.20%	—	—	—	—	—
0.30%	—	—	1,702,496	522,642	4,029,262
0.45%	4,285,850	13,958,775	3,929,701	1,859,793	19,501,210
0.65%	—	—	—	—	3,305,968
0.90%	2,498,174	5,227,445	3,128,699	985,603	63,045,289
Total	6,784,024	19,186,220	10,064,894	3,368,038	92,845,830

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	3,538,820	16,228,706	7,820,573	3,598,366	4,593,373
0.45%	28,069,977	45,730,398	10,845,193	10,738,421	27,152,862
0.65%	1,087,967	—	—	—	277,506
0.90%	111,604,995	15,037,426	4,159,942	2,738,227	10,241,928
Total	144,301,759	76,996,530	22,825,708	17,075,014	42,265,669

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	—	—	—	—	3,104,574
0.20%	—	—	—	—	—
0.30%	6,166,196	2,535,775	10,826,792	4,351,909	5,596,582
0.45%	14,196,498	5,247,921	34,644,226	9,788,453	14,968,317
0.65%	—	—	584,587	—	—
0.90%	4,953,419	4,060,407	15,327,879	9,054,882	12,266,269
Total	25,316,113	11,844,103	61,383,484	23,195,244	35,935,742

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	354,732	—	—	—	—
0.20%	—	—	—	—	—
0.30%	785,554	1,171,036	1,788,600	2,542,344	1,216,997
0.45%	1,501,626	3,000,845	2,199,714	10,275,222	1,751,623
0.65%	—	—	—	—	—
0.90%	1,286,663	1,287,406	1,858,158	35,979,719	2,016,000
Total	3,928,575	5,459,287	5,846,472	48,797,285	4,984,620

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	67

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	863,146	3,568,478	1,935,298	1,381,598	554,559
0.45%	3,167,513	10,679,304	4,249,343	4,524,197	1,009,348
0.65%	—	375,643	—	—	—
0.90%	1,282,257	4,450,808	3,471,554	2,310,056	1,204,674
Total	5,312,916	19,074,233	9,656,195	8,215,851	2,768,581

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	—	367,809	—	2,938,987	—
0.20%	—	—	—	—	—
0.30%	1,297,810	224,465	2,804,546	7,635,216	—
0.45%	2,789,757	586,914	6,740,599	13,468,684	11,334,634
0.65%	—	—	—	—	—
0.90%	2,467,218	374,331	5,745,097	14,339,981	6,149,330
Total	6,554,785	1,553,519	15,290,242	38,382,868	17,483,964

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	—	—	—	523,735	431,434
0.20%	—	—	—	—	—
0.30%	—	—	5,297,838	1,149,469	2,532,443
0.45%	22,126,776	6,128,959	12,395,707	1,692,486	4,831,860
0.65%	—	—	—	—	—
0.90%	6,253,512	3,377,683	3,213,432	1,376,201	1,431,944
Total	28,380,288	9,506,642	20,906,977	4,741,891	9,227,681

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	662,694	—	122,410	—	—
0.20%	—	—	—	—	—
0.30%	3,349,015	6,614,558	253,216	—	2,575,406
0.45%	6,982,865	18,455,274	294,651	1,133,678	8,948,043
0.65%	—	—	—	—	—
0.90%	1,549,772	3,867,116	522,239	495,554	5,405,207
Total	12,544,346	28,936,948	1,192,516	1,629,232	16,928,656

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	—	341,561	—	—	—
0.20%	—	—	—	—	—
0.30%	—	912,073	804,257	—	1,792,209
0.45%	4,433,483	2,987,176	1,468,910	17,535,888	6,749,796
0.65%	—	—	—	—	—
0.90%	1,295,522	1,450,207	1,551,010	18,766,676	3,250,533
Total	5,729,005	5,691,017	3,824,177	36,302,564	11,792,538

68	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
0.00%	—	—	—	514,361	—
0.20%	—	—	—	—	—
0.30%	2,351,862	744,074	932,520	148,794	—
0.45%	7,104,276	4,372,300	1,264,178	630,957	2,874,230
0.65%	—	—	—	—	—
0.90%	5,252,529	1,297,627	1,018,574	397,768	1,883,756
Total	14,708,667	6,414,001	3,215,272	1,691,880	4,757,986

Subaccount	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	—	—	238,064	249,612	—
0.20%	—	—	—	—	—
0.30%	1,286,504	3,848,415	844,252	55,304	3,186,125
0.45%	2,715,288	13,152,942	1,661,326	574,114	18,255,186
0.65%	—	—	—	—	—
0.90%	4,042,166	5,469,661	1,690,706	768,930	5,708,143
Total	8,043,958	22,471,018	4,434,348	1,647,960	27,149,454

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	—	750,103	—	626,716	35,782
0.20%	—	—	—	—	—
0.30%	1,212,540	2,729,186	1,368,316	697,608	114,913
0.45%	3,696,017	4,624,793	1,802,173	995,528	217,314
0.65%	—	—	—	—	—
0.90%	1,857,846	1,254,070	2,527,627	897,844	162,440
Total	6,766,403	9,358,152	5,698,116	3,217,696	530,449

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	917,568	233,308	1,011,146	341,794	160,108
0.20%	—	—	—	—	—
0.30%	1,863,781	5,991,872	2,118,881	1,784,190	184,065
0.45%	3,324,263	14,181,474	2,803,722	5,150,492	2,014,434
0.65%	—	—	—	—	—
0.90%	2,459,779	7,284,947	2,418,254	3,309,592	1,108,656
Total	8,565,391	27,691,601	8,352,003	10,586,068	3,467,263

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	1,426,590	—	785,612	—	—
0.45%	3,320,866	2,310,525	1,467,703	14,141,426	9,269,565
0.65%	—	—	—	—	—
0.90%	2,029,591	724,657	736,761	17,254,185	2,283,551
Total	6,777,047	3,035,182	2,990,076	31,395,611	11,553,116

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	69

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	503,511	—	237,371	37,695,555	—
0.20%	—	—	—	—	—
0.30%	404,507	—	494,962	14,962,601	48,816,072
0.45%	1,846,354	9,155,620	1,773,441	44,505,665	93,535,428
0.65%	—	—	—	—	—
0.90%	1,060,769	2,813,915	664,812	39,740,422	57,405,738
Total	3,815,141	11,969,535	3,170,586	136,904,243	199,757,238

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	636,640	—	117,928	274,334	7,637,459
0.20%	—	—	—	—	—
0.30%	989,062	1,727,561	111,040	651,300	5,864,443
0.45%	4,415,300	7,947,093	637,755	1,522,833	12,476,487
0.65%	—	—	—	—	—
0.90%	4,545,571	6,319,098	422,301	1,383,159	8,199,092
Total	10,586,573	15,993,752	1,289,024	3,831,626	34,177,481

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	3,637,008	33,356,804	—	98,945,264	—
0.20%	—	—	—	—	—
0.30%	1,975,355	18,799,110	57,282,342	34,604,306	141,773,980
0.45%	11,034,057	94,159,729	196,156,552	105,436,230	298,564,451
0.65%	—	—	—	—	—
0.90%	8,442,062	88,693,609	146,658,425	117,978,767	213,668,941
Total	25,088,482	235,009,252	400,097,319	356,964,567	654,007,372

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	2,967,672	—	—	—	—
0.20%	—	—	—	—	—
0.30%	1,921,918	9,078,727	2,259,389	9,303,552	7,999,962
0.45%	17,699,459	27,530,454	3,034,102	20,259,045	18,601,435
0.65%	—	—	—	—	—
0.90%	14,382,816	19,558,627	571,893	7,805,495	4,345,490
Total	36,971,865	56,167,808	5,865,384	37,368,092	30,946,887

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			—	212,309	980,030
0.20%			—	—	—
0.30%			750,708	1,304,785	1,340,092
0.45%			7,858,803	2,425,499	2,091,935
0.65%			—	—	—
0.90%			3,547,519	1,026,848	1,167,729
Total			12,157,030	4,969,441	5,579,786

70	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$153,796	$—	$—	$2,997,473	$1,484,774
0.20%	87	—	—	—	123
0.30%	24,512	5,415,889	11,066,537	2,792,165	1,080,047
0.45%	109,144	17,284,732	32,061,382	9,583,914	3,263,513
0.65%	—	—	—	—	—
0.90%	75,738	2,812,452	5,802,027	6,359,549	2,174,643
Total	$363,277	$25,513,073	$48,929,946	$21,733,101	$8,003,100

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$1,837,799	$—	$5,050,883
0.20%	—	—	85	—	—
0.30%	—	—	1,953,711	789,123	6,613,719
0.45%	10,628,514	43,077,009	4,485,921	4,557,333	53,889,048
0.65%	—	—	—	—	7,563,456
0.90%	3,374,665	17,202,904	3,514,944	1,746,073	122,342,098
Total	$14,003,179	$60,279,913	$11,792,460	$7,092,529	$195,459,204

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	2,004
0.30%	7,218,460	28,232,563	11,024,644	3,247,199	4,538,295
0.45%	109,254,658	137,521,927	31,196,526	12,770,802	26,201,664
0.65%	2,814,898	—	—	—	294,983
0.90%	188,176,738	43,479,482	13,781,910	4,779,562	11,125,314
Total	$307,464,754	$209,233,972	$56,003,080	$20,797,563	$42,162,260

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$6,437,290
0.20%	—	—	—	—	—
0.30%	8,033,945	3,247,887	11,916,804	9,050,556	11,257,612
0.45%	36,142,178	11,964,763	52,611,329	38,945,398	54,129,043
0.65%	—	—	926,451	—	—
0.90%	13,113,516	8,216,862	29,221,839	10,882,204	25,084,877
Total	$57,289,639	$23,429,512	$94,676,423	$58,878,158	$96,908,822

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$382,424	$—	$—	$—	$—
0.20%	77	—	—	—	—
0.30%	773,899	2,170,283	3,426,779	3,688,224	2,588,119
0.45%	1,471,683	11,146,613	8,115,778	23,374,319	6,977,555
0.65%	—	—	—	—	—
0.90%	1,240,933	3,235,565	4,384,929	46,369,032	4,977,427
Total	$3,869,016	$16,552,461	$15,927,486	$73,431,575	$14,543,101

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	71

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1,722,735	3,916,632	1,176,883	1,551,564	1,029,764
0.45%	12,382,577	12,723,113	3,284,974	6,393,340	3,226,063
0.65%	—	467,236	—	—	—
0.90%	3,807,730	6,352,808	1,785,221	3,332,485	1,951,589
Total	$17,913,042	$23,459,789	$6,247,078	$11,277,389	$6,207,416

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$412,690	$—	$5,773,718	$—
0.20%	—	76	—	—	—
0.30%	2,751,442	229,560	3,238,441	14,526,773	—
0.45%	11,226,510	597,062	12,366,194	48,470,864	40,788,329
0.65%	—	—	—	—	—
0.90%	6,604,999	374,797	7,584,348	27,946,413	14,049,867
Total	$20,582,951	$1,614,185	$23,188,983	$96,717,768	$54,838,196

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	$—	$—	$—	$669,332	$730,178
0.20%	—	—	—	83	—
0.30%	—	—	7,205,444	1,273,400	4,138,276
0.45%	79,849,808	14,650,413	31,327,077	1,865,060	12,807,583
0.65%	—	—	—	—	—
0.90%	31,429,936	5,247,249	8,932,229	1,492,285	3,234,958
Total	$111,279,744	$19,897,662	$47,464,750	$5,300,160	$20,910,995

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$1,362,273	$—	$119,295	$—	$—
0.20%	—	—	73	—	—
0.30%	6,337,444	11,519,317	244,169	—	5,602,439
0.45%	26,020,283	60,387,637	282,621	4,545,031	33,575,758
0.65%	—	—	—	—	—
0.90%	7,314,755	18,664,995	493,015	1,577,819	11,477,074
Total	$41,034,755	$90,571,949	$1,139,173	$6,122,850	$50,655,271

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	$—	$424,159	$—	$—	$—
0.20%	—	87	—	—	—
0.30%	—	1,063,786	1,533,064	—	3,346,166
0.45%	8,756,064	3,465,798	5,240,082	47,878,821	13,503,674
0.65%	—	—	—	—	—
0.90%	2,494,285	1,656,042	2,745,884	61,760,186	6,310,314
Total	$11,250,349	$6,609,872	$9,519,030	$109,639,007	$23,160,154

72	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
0.00%	$—	$—	$—	$560,634	$—
0.20%	—	—	—	75	—
0.30%	3,375,611	1,379,217	1,881,484	150,059	—
0.45%	16,884,853	7,744,550	5,127,915	632,971	13,450,425
0.65%	—	—	—	—	—
0.90%	6,801,205	2,240,554	2,520,364	392,685	3,396,402
Total	$27,061,669	$11,364,321	$9,529,763	$1,736,424	$16,846,827

Subaccount	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$—	$478,383	$339,297	$—
0.20%	—	—	—	91	—
0.30%	3,335,298	4,582,842	1,667,821	67,625	4,214,359
0.45%	14,880,235	25,489,527	5,729,491	698,318	24,047,392
0.65%	—	—	—	—	—
0.90%	6,058,092	8,074,509	3,302,691	920,526	7,426,563
Total	$24,273,625	$38,146,878	$11,178,386	$2,025,857	$35,688,314

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	$—	$1,155,618	$—	$1,090,406	$35,686
0.20%	—	—	—	—	74
0.30%	2,120,314	3,980,721	1,847,528	1,182,327	113,393
0.45%	16,315,331	12,301,910	5,327,058	3,562,132	213,323
0.65%	—	—	—	—	—
0.90%	4,358,242	5,520,378	2,940,193	1,652,088	156,924
Total	$22,793,887	$22,958,627	$10,114,779	$7,486,953	$519,400

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	$1,849,129	$265,626	$2,094,813	$414,226	$179,528
0.20%	—	—	—	—	2,165
0.30%	3,510,763	6,736,543	4,259,795	2,099,426	200,277
0.45%	11,433,675	23,920,073	11,583,675	9,686,556	2,180,303
0.65%	—	—	—	—	—
0.90%	5,792,497	11,412,920	6,150,196	5,023,608	1,181,017
Total	$22,586,064	$42,335,162	$24,088,479	$17,223,816	$3,743,290

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	2,813,380	—	1,195,734	—	—
0.45%	9,985,793	5,518,354	3,302,751	54,718,444	23,995,434
0.65%	—	—	—	—	—
0.90%	5,770,695	1,811,392	1,393,163	57,700,186	8,589,037
Total	$18,569,868	$7,329,746	$5,891,648	$112,418,630	$32,584,471

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	73

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$524,977	$—	$241,007	$62,230,807	$—
0.20%	74	—	128	—	—
0.30%	398,322	—	469,209	23,866,844	77,920,218
0.45%	1,808,501	23,007,349	1,672,298	85,189,184	179,310,578
0.65%	—	—	—	—	—
0.90%	1,022,461	9,014,051	616,986	73,437,126	106,239,985
Total	$3,754,335	$32,021,400	$2,999,628	$244,723,961	$363,470,781

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	$772,858	$—	$131,370	$312,945	$9,073,765
0.20%	—	—	22	22	23
0.30%	1,170,099	2,042,341	122,413	735,183	6,894,179
0.45%	5,929,938	10,666,102	699,301	1,709,868	14,590,183
0.65%	—	—	—	—	—
0.90%	5,893,562	8,186,869	455,709	1,528,520	9,435,016
Total	$13,766,457	$20,895,312	$1,408,815	$4,286,538	$39,993,166

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$4,251,234	$47,289,018	$—	$151,348,383	$—
0.20%	23	—	—	—	—
0.30%	2,284,702	25,853,805	78,742,573	51,226,905	209,878,160
0.45%	12,695,278	153,486,258	320,130,935	186,843,320	529,941,190
0.65%	—	—	—	—	—
0.90%	9,557,536	139,569,272	231,064,115	201,830,692	366,136,052
Total	$28,788,773	$366,198,353	$629,937,623	$591,249,300	$1,105,955,402

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	$3,882,438	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	2,446,668	11,543,772	3,851,001	14,451,335	15,525,980
0.45%	26,131,822	40,701,373	9,862,040	62,731,381	73,783,224
0.65%	—	—	—	—	—
0.90%	20,499,199	27,913,314	1,706,784	20,560,466	18,162,649
Total	$52,960,127	$80,158,459	$15,419,825	$97,743,182	$107,471,853

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			$—	$426,653	$1,890,585
0.20%			—	—	—
0.30%			1,156,237	2,504,570	2,545,470
0.45%			16,724,351	9,340,642	8,735,257
0.65%			—	—	—
0.90%			7,252,822	3,211,291	4,045,284
Total			$25,133,410	$15,483,156	$17,216,596

74	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2017	304	$1.26	to	$1.14	$363	2.28%	0.00%	to	0.90%	14.32%		to	13.30%
2016	189	$1.10	to	$1.00	$195	0.35%	0.00%	to	0.90%	3.37%		to	2.44%
2015	646	$1.06	to	$0.98	$641	0.72%	0.00%	to	0.90%	(1.30%)		to	(2.19%)
2014	482	$1.08	to	$1.00	$486	0.99%	0.00%	to	0.90%	4.21%		to	(0.44	%)(6)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(5)	to	1.30	%(5)
AB VPS Gro & Inc, Cl B
2017	9,091	$1.94	to	$2.53	$25,513	1.24%	0.30%	to	0.90%	18.24%		to	17.54%
2016	10,271	$1.64	to	$2.16	$24,139	0.82%	0.30%	to	0.90%	10.74%		to	10.08%
2015	10,896	$1.48	to	$1.96	$23,189	1.18%	0.30%	to	0.90%	1.12%		to	0.52%
2014	11,965	$1.47	to	$1.95	$24,910	1.12%	0.30%	to	0.90%	8.96%		to	8.31%
2013	12,846	$1.35	to	$1.80	$23,933	1.10%	0.30%	to	0.90%	34.19%		to	33.39%
AB VPS Intl Val, Cl B
2017	25,595	$1.53	to	$1.90	$48,930	1.99%	0.30%	to	0.90%	24.72%		to	23.98%
2016	26,378	$1.23	to	$1.54	$41,047	1.08%	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2015	28,187	$1.24	to	$1.56	$44,495	2.23%	0.30%	to	0.90%	2.10%		to	1.48%
2014	28,888	$1.21	to	$1.54	$44,936	3.37%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	29,802	$1.30	to	$1.66	$49,998	5.92%	0.30%	to	0.90%	22.36%		to	21.63%
AB VPS Lg Cap Gro, Cl B
2017	7,628	$2.35	to	$2.31	$21,733	—	0.00%	to	0.90%	31.67%		to	30.50%
2016	6,072	$1.78	to	$1.77	$12,543	—	0.00%	to	0.90%	2.35%		to	1.44%
2015	4,799	$1.74	to	$1.74	$9,752	—	0.00%	to	0.90%	10.86%		to	9.86%
2014	2,760	$1.57	to	$1.59	$5,115	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	2,444	$1.38	to	$1.41	$3,893	—	0.00%	to	0.90%	37.00%		to	35.77%
ALPS Alerian Engy Infr, Class III
2017	9,249	$1.05	to	$0.82	$8,003	1.80%	0.00%	to	0.90%	(0.84%)		to	(1.73%)
2016	9,479	$1.06	to	$0.84	$8,289	2.58%	0.00%	to	0.90%	40.79%		to	39.54%
2015	5,852	$0.75	to	$0.60	$3,627	0.85%	0.00%	to	0.90%	(37.92%)		to	(38.48%)
2014	3,221	$1.21	to	$0.98	$3,232	0.38%	0.00%	to	0.90%	11.91%		to	(5.82	%)(6)
2013	5	$1.08	to	$1.08	$5	—	0.00%	to	0.00%	3.37	%(5)	to	3.37	%(5)
AC VP Intl, Cl I
2017	6,784	$2.48	to	$1.35	$14,003	0.88%	0.45%	to	0.90%	30.62%		to	30.03%
2016	7,583	$1.90	to	$1.04	$11,859	1.08%	0.45%	to	0.90%	(5.92%)		to	(6.34%)
2015	8,430	$2.02	to	$1.11	$13,793	0.37%	0.45%	to	0.90%	0.31%		to	(0.14%)
2014	9,148	$2.01	to	$1.11	$14,662	1.68%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	9,612	$2.14	to	$1.19	$16,286	1.68%	0.45%	to	0.90%	21.86%		to	21.31%
AC VP Val, Cl I
2017	19,186	$3.09	to	$3.29	$60,280	1.66%	0.45%	to	0.90%	8.26%		to	7.77%
2016	20,776	$2.85	to	$3.05	$60,449	1.75%	0.45%	to	0.90%	19.94%		to	19.40%
2015	22,285	$2.38	to	$2.56	$54,179	2.12%	0.45%	to	0.90%	(4.31%)		to	(4.75%)
2014	24,588	$2.48	to	$2.68	$62,619	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	26,851	$2.21	to	$2.40	$60,881	1.65%	0.45%	to	0.90%	31.14%		to	30.55%
BlackRock Global Alloc, Cl III
2017	10,065	$1.41	to	$1.12	$11,792	1.43%	0.00%	to	0.90%	13.71%		to	12.69%
2016	7,723	$1.24	to	$1.00	$7,948	1.30%	0.00%	to	0.90%	3.81%		to	2.88%
2015	6,592	$1.19	to	$0.97	$6,575	1.62%	0.00%	to	0.90%	(1.00%)		to	(1.89%)
2014	1,347	$1.21	to	$0.99	$1,435	5.02%	0.00%	to	0.90%	1.93%		to	(2.06	%)(6)
2013	171	$1.18	to	$1.18	$203	1.81%	0.00%	to	0.00%	14.41%		to	14.41%
Calvert VP SRI Bal, Cl I
2017	3,368	$1.51	to	$1.77	$7,093	1.99%	0.30%	to	0.90%	11.66%		to	10.99%
2016	4,001	$1.35	to	$1.60	$7,493	1.85%	0.30%	to	0.90%	7.53%		to	6.89%
2015	4,295	$1.26	to	$1.49	$7,490	0.11%	0.30%	to	0.90%	(2.48%)		to	(3.07%)
2014	4,583	$1.29	to	$1.54	$8,143	1.61%	0.30%	to	0.90%	9.33%		to	8.68%
2013	4,601	$1.18	to	$1.42	$7,428	1.06%	0.30%	to	0.90%	17.65%		to	16.95%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	75

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Bal, Cl 3
2017	92,846	$1.70	to	$1.94	$195,459	—	0.00%	to	0.90%	14.52%		to	13.50%
2016	95,608	$1.49	to	$1.71	$175,745	—	0.00%	to	0.90%	6.41%		to	5.45%
2015	94,602	$1.40	to	$1.62	$163,708	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	99,006	$1.37	to	$1.61	$169,156	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	106,368	$1.25	to	$1.47	$164,893	—	0.00%	to	0.90%	21.44%		to	20.35%
Col VP Disciplined Core, Cl 3
2017	144,302	$2.04	to	$1.69	$307,465	—	0.30%	to	0.90%	23.85%		to	23.11%
2016	160,720	$1.65	to	$1.37	$274,822	—	0.30%	to	0.90%	7.61%		to	6.97%
2015	178,449	$1.53	to	$1.28	$283,877	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	194,264	$1.52	to	$1.28	$306,433	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	215,895	$1.33	to	$1.12	$292,032	—	0.30%	to	0.90%	33.26%		to	32.45%
Col VP Divd Opp, Cl 3
2017	76,997	$1.74	to	$2.89	$209,234	—	0.30%	to	0.90%	13.94%		to	13.26%
2016	81,382	$1.53	to	$2.55	$203,016	—	0.30%	to	0.90%	13.18%		to	12.50%
2015	88,080	$1.35	to	$2.27	$195,127	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	97,068	$1.39	to	$2.36	$225,344	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	103,365	$1.27	to	$2.16	$222,854	—	0.30%	to	0.90%	26.34%		to	25.58%
Col VP Emer Mkts, Cl 3
2017	22,826	$1.41	to	$3.31	$56,003	0.09%	0.30%	to	0.90%	46.62%		to	45.74%
2016	19,191	$0.96	to	$2.27	$36,907	0.10%	0.30%	to	0.90%	4.66%		to	4.03%
2015	20,224	$0.92	to	$2.19	$37,404	0.12%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	21,008	$1.01	to	$2.42	$44,780	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	20,895	$1.04	to	$2.50	$48,359	0.58%	0.30%	to	0.90%	(2.09%)		to	(2.68%)
Col VP Global Bond, Cl 3
2017	17,075	$0.90	to	$1.75	$20,798	—	0.30%	to	0.90%	5.46%		to	4.83%
2016	17,191	$0.86	to	$1.67	$21,415	—	0.30%	to	0.90%	(1.52%)		to	(2.11%)
2015	18,895	$0.87	to	$1.70	$24,191	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	20,660	$0.93	to	$1.83	$29,879	—	0.30%	to	0.90%	0.49%		to	(0.12%)
2013	21,615	$0.92	to	$1.83	$33,218	5.73%	0.30%	to	0.90%	(7.98%)		to	(8.54%)
Col VP Govt Money Mkt, Cl 3
2017	42,266	$1.00	to	$1.09	$42,162	0.29%	0.20%	to	0.90%	0.17	%(8)	to	(0.60%)
2016	46,641	$0.99	to	$1.09	$47,393	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.87%)
2015	47,210	$0.99	to	$1.10	$48,320	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	50,424	$0.99	to	$1.11	$52,353	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	57,235	$1.00	to	$1.12	$60,526	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.88%)
Col VP Hi Yield Bond, Cl 3
2017	25,316	$1.30	to	$2.65	$57,290	5.40%	0.30%	to	0.90%	6.09%		to	5.45%
2016	25,517	$1.23	to	$2.51	$58,044	6.04%	0.30%	to	0.90%	11.39%		to	10.72%
2015	27,650	$1.10	to	$2.27	$56,676	6.04%	0.30%	to	0.90%	(1.43%)		to	(2.03%)
2014	29,828	$1.12	to	$2.31	$64,015	6.27%	0.30%	to	0.90%	3.31%		to	2.68%
2013	29,769	$1.08	to	$2.25	$64,564	6.58%	0.30%	to	0.90%	5.76%		to	5.11%
Col VP Inc Opp, Cl 3
2017	11,844	$1.28	to	$2.02	$23,430	6.09%	0.30%	to	0.90%	6.07%		to	5.43%
2016	12,080	$1.21	to	$1.92	$23,585	12.07%	0.30%	to	0.90%	10.53%		to	9.86%
2015	8,419	$1.09	to	$1.75	$15,026	8.97%	0.30%	to	0.90%	(1.31%)		to	(1.91%)
2014	9,497	$1.11	to	$1.78	$17,144	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	10,334	$1.07	to	$1.73	$18,276	12.91%	0.30%	to	0.90%	4.71%		to	4.08%
Col VP Inter Bond, Cl 3
2017	61,383	$1.10	to	$1.91	$94,676	2.67%	0.30%	to	0.90%	3.42%		to	2.80%
2016	60,870	$1.06	to	$1.85	$96,573	1.66%	0.30%	to	0.90%	4.23%		to	3.60%
2015	63,913	$1.02	to	$1.79	$98,135	1.33%	0.30%	to	0.90%	(0.12%)		to	(0.74%)
2014	68,032	$1.02	to	$1.80	$107,682	2.60%	0.30%	to	0.90%	5.01%		to	4.37%
2013	73,135	$0.97	to	$1.73	$114,414	4.42%	0.30%	to	0.90%	(2.68%)		to	(3.27%)

76	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 3
2017	23,195	$2.08	to	$1.20	$58,878	—	0.30%	to	0.90%	27.56%	to	26.80%
2016	30,115	$1.63	to	$0.95	$49,268	—	0.30%	to	0.90%	0.87%	to	0.26%
2015	36,405	$1.62	to	$0.95	$56,943	—	0.30%	to	0.90%	8.68%	to	8.02%
2014	37,147	$1.49	to	$0.88	$49,933	—	0.30%	to	0.90%	13.70%	to	13.01%
2013	43,195	$1.31	to	$0.77	$47,219	—	0.30%	to	0.90%	29.88%	to	29.09%
Col VP Lg Cap Index, Cl 3
2017	35,936	$2.07	to	$2.05	$96,909	—	0.00%	to	0.90%	21.29%	to	20.20%
2016	34,342	$1.71	to	$1.70	$75,415	—	0.00%	to	0.90%	11.51%	to	10.50%
2015	33,130	$1.53	to	$1.54	$65,863	—	0.00%	to	0.90%	0.86%	to	(0.04%)
2014	32,685	$1.52	to	$1.54	$64,219	—	0.00%	to	0.90%	13.21%	to	12.19%
2013	30,774	$1.34	to	$1.37	$51,930	—	0.00%	to	0.90%	31.75%	to	30.57%
Col VP Limited Duration Cr, Cl 2
2017	3,929	$1.08	to	$0.96	$3,869	2.10%	0.00%	to	0.90%	1.80%	to	0.89%
2016	3,365	$1.06	to	$0.96	$3,262	3.48%	0.00%	to	0.90%	5.28%	to	4.33%
2015	1,986	$1.01	to	$0.92	$1,841	5.40%	0.00%	to	0.90%	(2.49%)	to	(3.37%)
2014	866	$1.03	to	$0.95	$824	0.05%	0.00%	to	0.90%	0.31%	to	(1.92	%)(6)
2013	7	$1.03	to	$1.03	$7	0.20%	0.00%	to	0.00%	1.19%	to	1.19%
Col VP Mid Cap Gro, Cl 3
2017	5,459	$1.85	to	$2.51	$16,552	—	0.30%	to	0.90%	22.42%	to	21.69%
2016	5,658	$1.51	to	$2.07	$14,078	—	0.30%	to	0.90%	1.86%	to	1.24%
2015	6,587	$1.49	to	$2.04	$15,978	—	0.30%	to	0.90%	5.18%	to	4.54%
2014	6,279	$1.41	to	$1.95	$14,453	—	0.30%	to	0.90%	6.96%	to	6.32%
2013	7,017	$1.32	to	$1.84	$14,814	—	0.30%	to	0.90%	30.64%	to	29.85%
Col VP Mid Cap Val, Cl 3
2017	5,846	$1.92	to	$2.36	$15,927	—	0.30%	to	0.90%	13.05%	to	12.37%
2016	6,498	$1.69	to	$2.10	$15,053	—	0.30%	to	0.90%	13.66%	to	12.98%
2015	6,935	$1.49	to	$1.86	$14,284	—	0.30%	to	0.90%	(5.24%)	to	(5.82%)
2014	7,434	$1.57	to	$1.97	$16,164	—	0.30%	to	0.90%	11.84%	to	11.16%
2013	7,154	$1.41	to	$1.78	$13,857	—	0.30%	to	0.90%	37.33%	to	36.50%
Col VP Overseas Core, Cl 3
2017	48,797	$1.45	to	$1.29	$73,432	1.96%	0.30%	to	0.90%	26.99%	to	26.23%
2016	54,426	$1.14	to	$1.02	$63,844	1.50%	0.30%	to	0.90%	(6.38%)	to	(6.95%)
2015	60,010	$1.22	to	$1.10	$75,374	0.92%	0.30%	to	0.90%	4.72%	to	4.09%
2014	65,469	$1.17	to	$1.05	$77,832	1.77%	0.30%	to	0.90%	(8.83%)	to	(9.38%)
2013	72,951	$1.28	to	$1.16	$94,265	1.65%	0.30%	to	0.90%	21.79%	to	21.06%
Col VP Select Lg Cap Val, Cl 3
2017	4,985	$2.13	to	$2.47	$14,543	—	0.30%	to	0.90%	20.44%	to	19.73%
2016	4,453	$1.77	to	$2.06	$10,717	—	0.30%	to	0.90%	19.46%	to	18.74%
2015	4,990	$1.48	to	$1.74	$10,115	—	0.30%	to	0.90%	(5.31%)	to	(5.88%)
2014	6,746	$1.56	to	$1.85	$14,474	—	0.30%	to	0.90%	11.05%	to	10.38%
2013	5,992	$1.41	to	$1.67	$11,397	—	0.30%	to	0.90%	37.38%	to	36.55%
Col VP Select Sm Cap Val, Cl 3
2017	5,313	$2.00	to	$2.97	$17,913	—	0.30%	to	0.90%	11.86%	to	11.20%
2016	5,874	$1.78	to	$2.67	$17,690	—	0.30%	to	0.90%	13.49%	to	12.81%
2015	6,354	$1.57	to	$2.37	$16,916	—	0.30%	to	0.90%	(3.52%)	to	(4.10%)
2014	7,369	$1.63	to	$2.47	$20,178	—	0.30%	to	0.90%	5.66%	to	5.02%
2013	7,591	$1.54	to	$2.35	$19,599	—	0.30%	to	0.90%	47.95%	to	47.05%
Col VP US Govt Mtge, Cl 3
2017	19,074	$1.10	to	$1.43	$23,460	2.81%	0.30%	to	0.90%	2.91%	to	2.29%
2016	19,608	$1.07	to	$1.40	$24,105	2.81%	0.30%	to	0.90%	2.28%	to	1.66%
2015	20,296	$1.04	to	$1.37	$24,564	2.85%	0.30%	to	0.90%	0.92%	to	0.30%
2014	22,311	$1.03	to	$1.37	$27,256	1.76%	0.30%	to	0.90%	5.47%	to	4.83%
2013	24,967	$0.98	to	$1.31	$29,657	0.63%	0.30%	to	0.90%	(2.25%)	to	(2.84%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	77

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2017	9,656	$0.61	to	$0.51	$6,247	9.11%	0.30%	to	0.90%	1.21%	to	0.61%
2016	10,897	$0.60	to	$0.51	$6,640	—	0.30%	to	0.90%	11.69%	to	11.02%
2015	11,700	$0.54	to	$0.46	$6,453	—	0.30%	to	0.90%	(25.32%)	to	(25.77%)
2014	12,204	$0.72	to	$0.62	$8,892	—	0.30%	to	0.90%	(17.26%)	to	(17.76%)
2013	13,038	$0.87	to	$0.75	$11,298	—	0.30%	to	0.90%	(10.54%)	to	(11.08%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2017	8,216	$1.12	to	$1.44	$11,277	2.36%	0.30%	to	0.90%	2.24%	to	1.63%
2016	8,297	$1.10	to	$1.42	$11,487	—	0.30%	to	0.90%	8.18%	to	7.52%
2015	8,421	$1.02	to	$1.32	$10,811	37.07%	0.30%	to	0.90%	(1.78%)	to	(2.38%)
2014	9,366	$1.03	to	$1.35	$12,390	—	0.30%	to	0.90%	8.27%	to	7.61%
2013	11,128	$0.95	to	$1.26	$13,746	—	0.30%	to	0.90%	(5.76%)	to	(6.33%)
CTIVP MFS Blend Res Core Eq, Cl 3
2017	2,769	$1.86	to	$1.62	$6,207	—	0.30%	to	0.90%	19.91%	to	19.20%
2016	3,187	$1.55	to	$1.36	$5,620	—	0.30%	to	0.90%	9.36%	to	8.70%
2015	3,492	$1.42	to	$1.25	$5,641	—	0.30%	to	0.90%	0.16%	to	(0.45%)
2014	3,619	$1.41	to	$1.26	$5,695	—	0.30%	to	0.90%	11.42%	to	10.75%
2013	4,117	$1.27	to	$1.13	$5,650	—	0.30%	to	0.90%	28.02%	to	27.24%
CTIVP Vty Sycamore Estb Val, Cl 3
2017	6,555	$2.12	to	$2.68	$20,583	—	0.30%	to	0.90%	15.38%	to	14.69%
2016	4,969	$1.84	to	$2.33	$13,505	—	0.30%	to	0.90%	20.28%	to	19.55%
2015	2,511	$1.53	to	$1.95	$5,667	—	0.30%	to	0.90%	(0.14%)	to	(0.74%)
2014	1,587	$1.53	to	$1.97	$3,649	—	0.30%	to	0.90%	11.69%	to	11.02%
2013	1,505	$1.37	to	$1.77	$3,025	—	0.30%	to	0.90%	35.46%	to	34.65%
Deutsche Alt Asset Alloc VIP, Cl B
2017	1,554	$1.12	to	$1.00	$1,614	2.00%	0.00%	to	0.90%	7.01%	to	6.05%
2016	1,345	$1.05	to	$0.94	$1,310	1.88%	0.00%	to	0.90%	4.99%	to	4.05%
2015	1,157	$1.00	to	$0.91	$1,079	2.57%	0.00%	to	0.90%	(6.54%)	to	(7.38%)
2014	884	$1.07	to	$0.98	$891	0.84%	0.00%	to	0.90%	3.24%	to	(2.90	%)(6)
2013	163	$1.04	to	$1.04	$169	0.35%	0.00%	to	0.00%	0.75%	to	0.75%
EV VT Floating-Rate Inc, Init Cl
2017	15,290	$1.15	to	$1.32	$23,189	3.26%	0.30%	to	0.90%	3.11%	to	2.49%
2016	15,959	$1.12	to	$1.29	$23,522	3.49%	0.30%	to	0.90%	8.62%	to	7.97%
2015	17,114	$1.03	to	$1.19	$23,250	3.34%	0.30%	to	0.90%	(1.29%)	to	(1.88%)
2014	19,660	$1.04	to	$1.22	$27,075	3.14%	0.30%	to	0.90%	0.27%	to	(0.33%)
2013	26,662	$1.04	to	$1.22	$36,214	3.48%	0.30%	to	0.90%	3.54%	to	2.92%
Fid VIP Contrafund, Serv Cl 2
2017	38,383	$1.96	to	$1.95	$96,718	0.78%	0.00%	to	0.90%	21.59%	to	20.50%
2016	42,055	$1.62	to	$1.62	$85,135	0.61%	0.00%	to	0.90%	7.73%	to	6.77%
2015	46,978	$1.50	to	$1.51	$89,137	0.80%	0.00%	to	0.90%	0.42%	to	(0.48%)
2014	49,980	$1.49	to	$1.52	$93,257	0.74%	0.00%	to	0.90%	11.65%	to	10.65%
2013	52,984	$1.34	to	$1.38	$86,987	0.83%	0.00%	to	0.90%	30.95%	to	29.78%
Fid VIP Gro & Inc, Serv Cl
2017	17,484	$3.60	to	$2.28	$54,838	1.18%	0.45%	to	0.90%	16.25%	to	15.73%
2016	19,497	$3.10	to	$1.97	$52,017	1.64%	0.45%	to	0.90%	15.43%	to	14.91%
2015	21,530	$2.68	to	$1.72	$49,399	1.97%	0.45%	to	0.90%	(2.79%)	to	(3.23%)
2014	23,992	$2.76	to	$1.78	$55,980	1.65%	0.45%	to	0.90%	9.89%	to	9.40%
2013	26,617	$2.51	to	$1.62	$56,285	1.77%	0.45%	to	0.90%	32.86%	to	32.26%
Fid VIP Mid Cap, Serv Cl
2017	28,380	$3.61	to	$5.03	$111,280	0.62%	0.45%	to	0.90%	20.16%	to	19.62%
2016	31,367	$3.00	to	$4.20	$102,814	0.42%	0.45%	to	0.90%	11.61%	to	11.11%
2015	35,534	$2.69	to	$3.78	$105,228	0.39%	0.45%	to	0.90%	(1.94%)	to	(2.38%)
2014	39,106	$2.74	to	$3.87	$118,841	0.16%	0.45%	to	0.90%	5.72%	to	5.24%
2013	43,120	$2.60	to	$3.68	$125,047	0.40%	0.45%	to	0.90%	35.45%	to	34.84%

78	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Overseas, Serv Cl
2017	9,507	$2.39	to	$1.55	$19,898	1.34%	0.45%	to	0.90%	29.52%		to	28.94%
2016	9,938	$1.85	to	$1.20	$15,844	1.31%	0.45%	to	0.90%	(5.55%)		to	(5.97%)
2015	11,248	$1.95	to	$1.28	$18,907	1.29%	0.45%	to	0.90%	3.03%		to	2.56%
2014	11,701	$1.90	to	$1.25	$18,883	1.22%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	12,116	$2.07	to	$1.37	$21,261	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
Frank Global Real Est, Cl 2
2017	20,907	$1.36	to	$2.78	$47,465	3.12%	0.30%	to	0.90%	10.14%		to	9.49%
2016	20,874	$1.23	to	$2.54	$46,447	1.20%	0.30%	to	0.90%	0.24%		to	(0.36%)
2015	21,919	$1.23	to	$2.55	$49,206	3.22%	0.30%	to	0.90%	0.27%		to	(0.33%)
2014	22,859	$1.23	to	$2.56	$53,028	0.45%	0.30%	to	0.90%	14.67%		to	13.98%
2013	22,748	$1.07	to	$2.24	$48,010	4.54%	0.30%	to	0.90%	2.01%		to	1.40%
Frank Inc, Cl 2
2017	4,742	$1.28	to	$1.08	$5,300	4.55%	0.00%	to	0.90%	9.67%		to	8.69%
2016	3,209	$1.17	to	$1.00	$3,276	4.91%	0.00%	to	0.90%	14.02%		to	13.00%
2015	3,020	$1.02	to	$0.88	$2,713	4.98%	0.00%	to	0.90%	(7.05%)		to	(7.89%)
2014	2,738	$1.10	to	$0.96	$2,663	0.69%	0.00%	to	0.90%	4.62%		to	(5.08	%)(6)
2013	4	$1.05	to	$1.05	$4	—	0.00%	to	0.00%	2.68	%(5)	to	2.68	%(5)
Frank Mutual Shares, Cl 2
2017	9,228	$1.69	to	$2.26	$20,911	2.25%	0.00%	to	0.90%	8.35%		to	7.38%
2016	9,712	$1.56	to	$2.10	$20,875	1.98%	0.00%	to	0.90%	16.06%		to	15.02%
2015	10,835	$1.35	to	$1.83	$20,189	3.09%	0.00%	to	0.90%	(4.94%)		to	(5.79%)
2014	11,305	$1.42	to	$1.94	$22,430	2.00%	0.00%	to	0.90%	7.12%		to	6.16%
2013	12,025	$1.32	to	$1.83	$22,395	2.08%	0.00%	to	0.90%	28.26%		to	27.11%
Frank Sm Cap Val, Cl 2
2017	12,544	$2.06	to	$4.72	$41,035	0.51%	0.00%	to	0.90%	10.65%		to	9.66%
2016	12,266	$1.86	to	$4.30	$40,529	0.81%	0.00%	to	0.90%	30.19%		to	29.02%
2015	12,474	$1.43	to	$3.34	$32,367	0.63%	0.00%	to	0.90%	(7.39%)		to	(8.22%)
2014	12,986	$1.54	to	$3.63	$38,946	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	12,729	$1.53	to	$3.65	$41,217	1.30%	0.00%	to	0.90%	36.24%		to	35.02%
GS VIT Mid Cap Val, Inst
2017	28,937	$1.74	to	$4.83	$90,572	0.73%	0.30%	to	0.90%	10.74%		to	10.08%
2016	28,414	$1.57	to	$4.38	$89,356	1.34%	0.30%	to	0.90%	13.19%		to	12.52%
2015	32,228	$1.39	to	$3.90	$90,612	0.39%	0.30%	to	0.90%	(9.36%)		to	(9.90%)
2014	33,501	$1.53	to	$4.33	$110,264	1.01%	0.30%	to	0.90%	13.23%		to	12.55%
2013	33,561	$1.35	to	$3.84	$104,622	0.84%	0.30%	to	0.90%	32.50%		to	31.70%
GS VIT Multi-Strategy Alt, Advisor
2017	1,193	$0.97	to	$0.94	$1,139	2.12%	0.00%	to	0.90%	5.14%		to	4.20%
2016	1,036	$0.93	to	$0.91	$945	0.82%	0.00%	to	0.90%	0.27%		to	(0.62%)
2015	715	$0.92	to	$0.91	$655	3.26%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	245	$0.97	to	$0.97	$238	3.97%	0.00%	to	0.90%	(2.82	%)(6)	to	(3.26	%)(6)
GS VIT Sm Cap Eq Insights, Inst
2017	1,629	$4.01	to	$3.18	$6,123	0.55%	0.45%	to	0.90%	11.07%		to	10.57%
2016	1,700	$3.61	to	$2.88	$5,764	1.19%	0.45%	to	0.90%	22.65%		to	22.10%
2015	1,852	$2.94	to	$2.36	$5,129	0.28%	0.45%	to	0.90%	(2.37%)		to	(2.80%)
2014	1,969	$3.01	to	$2.43	$5,565	0.76%	0.45%	to	0.90%	6.45%		to	5.97%
2013	2,243	$2.83	to	$2.29	$5,944	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
GS VIT U.S. Eq Insights, Inst
2017	16,929	$2.18	to	$2.12	$50,655	1.41%	0.30%	to	0.90%	23.70%		to	22.96%
2016	19,039	$1.76	to	$1.73	$43,369	1.32%	0.30%	to	0.90%	10.40%		to	9.74%
2015	20,819	$1.59	to	$1.57	$42,921	1.34%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	23,319	$1.60	to	$1.59	$46,469	1.46%	0.30%	to	0.90%	16.02%		to	15.32%
2013	24,171	$1.38	to	$1.38	$40,041	1.15%	0.30%	to	0.90%	37.11%		to	36.29%
Invesco VI Am Fran, Ser I
2017	5,729	$1.98	to	$1.93	$11,250	0.08%	0.45%	to	0.90%	26.77%		to	26.20%
2016	6,134	$1.56	to	$1.53	$9,511	—	0.45%	to	0.90%	1.81%		to	1.35%
2015	6,818	$1.53	to	$1.51	$10,393	—	0.45%	to	0.90%	4.54%		to	4.07%
2014	7,454	$1.46	to	$1.45	$10,879	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	8,104	$1.36	to	$1.35	$10,965	0.43%	0.45%	to	0.90%	39.51%		to	38.88%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	79

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Bal Risk Alloc, Ser II
2017	5,691	$1.24	to	$1.14	$6,610	4.03%	0.00%	to	0.90%	9.83%		to	8.85%
2016	4,342	$1.13	to	$1.05	$4,605	0.21%	0.00%	to	0.90%	11.51%		to	10.52%
2015	2,494	$1.01	to	$0.95	$2,385	4.68%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	1,223	$1.06	to	$1.00	$1,231	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(6)
2013	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	(0.81	%)(5)	to	(0.81	%)(5)
Invesco VI Comstock, Ser II
2017	3,824	$1.91	to	$1.77	$9,519	1.93%	0.30%	to	0.90%	17.22%		to	16.52%
2016	4,393	$1.63	to	$1.52	$8,878	1.26%	0.30%	to	0.90%	16.64%		to	15.94%
2015	5,513	$1.39	to	$1.31	$9,628	1.66%	0.30%	to	0.90%	(6.47%)		to	(7.03%)
2014	6,341	$1.49	to	$1.41	$11,366	1.13%	0.30%	to	0.90%	8.77%		to	8.12%
2013	5,558	$1.37	to	$1.30	$8,963	1.56%	0.30%	to	0.90%	35.24%		to	34.44%
Invesco VI Core Eq, Ser I
2017	36,303	$2.73	to	$3.29	$109,639	1.03%	0.45%	to	0.90%	12.67%		to	12.16%
2016	40,315	$2.42	to	$2.93	$108,518	0.75%	0.45%	to	0.90%	9.77%		to	9.28%
2015	44,945	$2.21	to	$2.68	$110,617	1.11%	0.45%	to	0.90%	(6.19%)		to	(6.61%)
2014	50,013	$2.35	to	$2.88	$131,660	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	54,992	$2.19	to	$2.68	$135,066	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
Invesco VI Div Divd, Ser I
2017	11,793	$1.87	to	$1.94	$23,160	1.70%	0.30%	to	0.90%	8.25%		to	7.60%
2016	12,201	$1.72	to	$1.80	$22,220	1.49%	0.30%	to	0.90%	14.47%		to	13.79%
2015	7,157	$1.51	to	$1.59	$11,424	1.69%	0.30%	to	0.90%	1.76%		to	1.15%
2014	6,484	$1.48	to	$1.57	$10,205	1.79%	0.30%	to	0.90%	12.49%		to	11.82%
2013	6,183	$1.32	to	$1.40	$8,690	2.45%	0.30%	to	0.90%	30.64%		to	29.86%
Invesco VI Intl Gro, Ser II
2017	14,709	$1.44	to	$1.29	$27,062	1.26%	0.30%	to	0.90%	22.36%		to	21.63%
2016	16,524	$1.17	to	$1.06	$23,731	1.20%	0.30%	to	0.90%	(0.99%)		to	(1.58%)
2015	16,532	$1.18	to	$1.08	$24,088	1.29%	0.30%	to	0.90%	(2.91%)		to	(3.49%)
2014	16,739	$1.22	to	$1.12	$24,697	1.45%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	14,387	$1.22	to	$1.13	$21,364	1.06%	0.30%	to	0.90%	18.36%		to	17.65%
Invesco VI Mid Cap Gro, Ser I
2017	6,414	$1.85	to	$1.73	$11,364	—	0.30%	to	0.90%	22.12%		to	21.40%
2016	6,846	$1.52	to	$1.42	$9,908	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2015	5,135	$1.51	to	$1.42	$7,407	—	0.30%	to	0.90%	0.90%		to	0.30%
2014	5,283	$1.50	to	$1.42	$7,568	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	5,522	$1.39	to	$1.33	$7,359	0.41%	0.30%	to	0.90%	36.60%		to	35.79%
Invesco VI Tech, Ser I
2017	3,215	$2.02	to	$2.47	$9,530	—	0.30%	to	0.90%	34.73%		to	33.93%
2016	3,553	$1.50	to	$1.85	$7,689	—	0.30%	to	0.90%	(1.05%)		to	(1.64%)
2015	4,676	$1.51	to	$1.88	$10,010	—	0.30%	to	0.90%	6.49%		to	5.86%
2014	4,002	$1.42	to	$1.77	$8,185	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	3,648	$1.28	to	$1.61	$6,620	—	0.30%	to	0.90%	24.77%		to	24.02%
Ivy VIP Asset Strategy
2017	1,692	$1.09	to	$0.99	$1,736	1.50%	0.00%	to	0.90%	18.27%		to	17.22%
2016	2,419	$0.92	to	$0.84	$2,091	0.55%	0.00%	to	0.90%	(2.57%)		to	(3.44%)
2015	3,335	$0.95	to	$0.87	$2,956	0.36%	0.00%	to	0.90%	(8.35%)		to	(9.17%)
2014	1,808	$1.03	to	$0.96	$1,768	0.14%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(6)
2013	2	$1.09	to	$1.09	$2	—	0.00%	to	0.00%	4.56	%(5)	to	4.56	%(5)
Janus Henderson Enterprise, Serv
2017	4,758	$4.68	to	$1.80	$16,847	0.14%	0.45%	to	0.90%	26.52%		to	25.95%
2016	4,849	$3.70	to	$1.43	$13,476	0.03%	0.45%	to	0.90%	11.60%		to	11.10%
2015	4,708	$3.31	to	$1.29	$11,735	0.53%	0.45%	to	0.90%	3.30%		to	2.84%
2014	4,672	$3.21	to	$1.25	$11,061	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	5,030	$2.87	to	$1.13	$10,478	0.36%	0.45%	to	0.90%	31.45%		to	30.86%

80	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson Global Tech, Serv
2017	8,044	$2.59	to	$1.50	$24,274	—	0.30%	to	0.90%	44.48%		to	43.62%
2016	8,959	$1.79	to	$1.04	$16,410	0.09%	0.30%	to	0.90%	13.51%		to	12.83%
2015	9,428	$1.58	to	$0.92	$15,266	—	0.30%	to	0.90%	4.33%		to	3.71%
2014	9,233	$1.52	to	$0.89	$14,011	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	9,857	$1.39	to	$0.82	$13,148	—	0.30%	to	0.90%	34.98%		to	34.18%
Janus Henderson Overseas, Serv
2017	22,471	$1.19	to	$1.48	$38,147	1.59%	0.30%	to	0.90%	30.41%		to	29.64%
2016	24,229	$0.91	to	$1.14	$31,600	4.69%	0.30%	to	0.90%	(6.99%)		to	(7.54%)
2015	26,524	$0.98	to	$1.23	$37,183	0.50%	0.30%	to	0.90%	(9.08%)		to	(9.62%)
2014	29,545	$1.08	to	$1.36	$45,486	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	32,612	$1.23	to	$1.56	$57,153	3.04%	0.30%	to	0.90%	13.94%		to	13.26%
Janus Henderson Res, Serv
2017	4,434	$2.01	to	$1.95	$11,178	0.24%	0.00%	to	0.90%	27.56%		to	26.42%
2016	5,161	$1.58	to	$1.55	$9,728	0.38%	0.00%	to	0.90%	0.27%		to	(0.63%)
2015	5,636	$1.57	to	$1.55	$10,592	0.45%	0.00%	to	0.90%	5.07%		to	4.13%
2014	5,721	$1.50	to	$1.49	$10,033	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	6,166	$1.33	to	$1.34	$9,402	0.66%	0.00%	to	0.90%	30.00%		to	28.83%
Lazard Ret Global Dyn MA, Serv
2017	1,648	$1.36	to	$1.20	$2,026	—	0.00%	to	0.90%	20.53%		to	19.45%
2016	1,587	$1.13	to	$1.00	$1,614	0.21%	0.00%	to	0.90%	3.30%		to	2.38%
2015	2,095	$1.09	to	$0.98	$2,072	—	0.00%	to	0.90%	(0.44%)		to	(1.34%)
2014	753	$1.10	to	$0.99	$754	1.52%	0.00%	to	0.90%	2.70%		to	(1.84	%)(6)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(5)	to	4.16	%(5)
MFS Mass Inv Gro Stock, Serv Cl
2017	27,149	$1.32	to	$1.30	$35,688	0.42%	0.30%	to	0.90%	27.72%		to	26.96%
2016	29,260	$1.04	to	$1.02	$30,145	0.38%	0.30%	to	0.90%	5.53%		to	4.89%
2015	31,277	$0.98	to	$0.98	$30,623	0.60%	0.30%	to	0.90%	(1.85	%)(7)	to	(2.30	%)(7)
MFS New Dis, Serv Cl
2017	6,766	$1.75	to	$2.35	$22,794	—	0.30%	to	0.90%	25.95%		to	25.20%
2016	7,476	$1.39	to	$1.87	$19,951	—	0.30%	to	0.90%	8.47%		to	7.83%
2015	8,493	$1.28	to	$1.74	$20,555	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	9,611	$1.31	to	$1.79	$23,574	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	11,566	$1.42	to	$1.95	$29,785	—	0.30%	to	0.90%	40.79%		to	39.95%
MFS Utilities, Serv Cl
2017	9,358	$1.54	to	$4.40	$22,959	4.11%	0.00%	to	0.90%	14.49%		to	13.47%
2016	8,643	$1.35	to	$3.88	$22,773	3.68%	0.00%	to	0.90%	11.23%		to	10.24%
2015	9,246	$1.21	to	$3.52	$22,085	3.86%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	10,461	$1.42	to	$4.17	$31,864	1.97%	0.00%	to	0.90%	12.47%		to	11.46%
2013	9,304	$1.26	to	$3.74	$27,739	2.13%	0.00%	to	0.90%	20.21%		to	19.14%
MS VIF Global Real Est, Cl II
2017	5,698	$1.35	to	$1.16	$10,115	2.42%	0.30%	to	0.90%	9.38%		to	8.73%
2016	6,975	$1.23	to	$1.07	$10,236	1.35%	0.30%	to	0.90%	2.81%		to	2.20%
2015	8,384	$1.20	to	$1.05	$11,927	2.23%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	9,158	$1.22	to	$1.07	$12,810	0.74%	0.30%	to	0.90%	13.51%		to	12.83%
2013	9,391	$1.08	to	$0.95	$11,297	3.67%	0.30%	to	0.90%	2.33%		to	1.71%
MS VIF Mid Cap Gro, Cl II
2017	3,218	$1.74	to	$1.84	$7,487	—	0.00%	to	0.90%	38.60%		to	37.36%
2016	3,387	$1.26	to	$1.34	$5,490	—	0.00%	to	0.90%	(8.84%)		to	(9.66%)
2015	3,874	$1.38	to	$1.48	$6,997	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	4,867	$1.46	to	$1.59	$9,328	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	4,743	$1.44	to	$1.58	$8,929	0.24%	0.00%	to	0.90%	37.48%		to	36.25%
NB AMT US Eq Index PW Strat, Cl S
2017	530	$1.00	to	$0.97	$519	—	0.00%	to	0.90%	6.68%		to	5.72%
2016	433	$0.93	to	$0.91	$398	—	0.00%	to	0.90%	(0.64%)		to	(1.54%)
2015	514	$0.94	to	$0.93	$478	—	0.00%	to	0.90%	(5.06%)		to	(5.91%)
2014	228	$0.99	to	$0.99	$225	—	0.00%	to	0.90%	(1.19	%)(6)	to	(1.64	%)(6)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	81

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Global VA, Serv
2017	8,565	$2.02	to	$2.35	$22,586	0.71%	0.00%	to	0.90%	36.32%		to	35.10%
2016	7,751	$1.48	to	$1.74	$14,759	0.78%	0.00%	to	0.90%	(0.16%)		to	(1.05%)
2015	8,417	$1.48	to	$1.76	$16,293	1.08%	0.00%	to	0.90%	3.67%		to	2.74%
2014	7,406	$1.43	to	$1.71	$13,900	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	6,710	$1.40	to	$1.70	$12,391	1.12%	0.00%	to	0.90%	26.99%		to	25.85%
Oppen Global Strategic Inc VA, Srv
2017	27,692	$1.14	to	$1.57	$42,335	1.98%	0.00%	to	0.90%	6.04%		to	5.08%
2016	27,639	$1.07	to	$1.49	$41,543	4.62%	0.00%	to	0.90%	6.26%		to	5.31%
2015	32,055	$1.01	to	$1.42	$45,707	5.48%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	35,155	$1.04	to	$1.46	$51,960	3.87%	0.00%	to	0.90%	2.49%		to	1.57%
2013	37,230	$1.01	to	$1.44	$54,362	4.78%	0.00%	to	0.90%	0.00	%(5)	to	(1.26%)
Oppen Main St Sm Cap VA, Serv
2017	8,352	$2.07	to	$2.54	$24,088	0.65%	0.00%	to	0.90%	13.91%		to	12.89%
2016	7,409	$1.82	to	$2.25	$18,842	0.25%	0.00%	to	0.90%	17.67%		to	16.62%
2015	6,894	$1.55	to	$1.93	$15,265	0.64%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	6,209	$1.65	to	$2.08	$14,648	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	5,792	$1.47	to	$1.88	$11,940	0.69%	0.00%	to	0.90%	40.62%		to	39.36%
PIMCO VIT All Asset, Advisor Cl
2017	10,586	$1.21	to	$1.52	$17,224	4.51%	0.00%	to	0.90%	13.38%		to	12.36%
2016	11,365	$1.07	to	$1.35	$16,502	2.46%	0.00%	to	0.90%	12.91%		to	11.90%
2015	13,719	$0.95	to	$1.21	$17,569	2.95%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	18,730	$1.04	to	$1.34	$26,696	4.86%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	23,218	$1.04	to	$1.35	$33,313	4.33%	0.00%	to	0.90%	0.11%		to	(0.79%)
PIMCO VIT Tot Return, Advisor Cl
2017	3,467	$1.12	to	$1.07	$3,743	1.93%	0.00%	to	0.90%	4.81%		to	3.87%
2016	2,097	$1.07	to	$1.03	$2,172	1.98%	0.00%	to	0.90%	2.58%		to	1.66%
2015	1,219	$1.04	to	$1.01	$1,240	5.65%	0.00%	to	0.90%	0.01%		to	(0.89%)
2014	384	$1.04	to	$1.02	$394	4.55%	0.00%	to	0.90%	4.53%		to	0.91	%(6)
2013	10	$1.00	to	$1.00	$12	5.28%	0.00%	to	0.00%	(0.59	%)(5)	to	(0.59	%)(5)
Put VT Global Hlth Care, Cl IB
2017	6,777	$1.97	to	$2.84	$18,570	0.53%	0.30%	to	0.90%	14.95%		to	14.27%
2016	7,099	$1.72	to	$2.49	$17,596	—	0.30%	to	0.90%	(11.62%)		to	(12.14%)
2015	9,324	$1.94	to	$2.83	$26,289	6.84%	0.30%	to	0.90%	7.46%		to	6.82%
2014	6,178	$1.81	to	$2.65	$16,425	8.60%	0.30%	to	0.90%	27.26%		to	26.50%
2013	4,518	$1.42	to	$2.10	$9,547	0.90%	0.30%	to	0.90%	41.24%		to	40.39%
Put VT Hi Yield, Cl IB
2017	3,035	$2.39	to	$2.50	$7,330	6.01%	0.45%	to	0.90%	6.50%		to	6.02%
2016	3,441	$2.24	to	$2.36	$7,819	6.39%	0.45%	to	0.90%	15.03%		to	14.51%
2015	3,779	$1.95	to	$2.06	$7,480	6.97%	0.45%	to	0.90%	(5.77%)		to	(6.20%)
2014	4,259	$2.07	to	$2.19	$8,966	6.07%	0.45%	to	0.90%	1.11%		to	0.64%
2013	4,473	$2.05	to	$2.18	$9,355	6.90%	0.45%	to	0.90%	7.37%		to	6.89%
Put VT Intl Eq, Cl IB
2017	2,990	$1.52	to	$1.89	$5,892	2.14%	0.30%	to	0.90%	26.20%		to	25.45%
2016	2,908	$1.21	to	$1.51	$4,631	3.35%	0.30%	to	0.90%	(2.75%)		to	(3.33%)
2015	2,896	$1.24	to	$1.56	$4,771	1.10%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2014	2,429	$1.24	to	$1.57	$4,007	0.88%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	2,015	$1.34	to	$1.70	$3,551	1.41%	0.30%	to	0.90%	27.69%		to	26.92%
Put VT Sus Leaders, Cl IA
2017	31,396	$3.87	to	$3.34	$112,419	0.84%	0.45%	to	0.90%	28.98%		to	28.40%
2016	34,472	$3.00	to	$2.60	$95,803	0.93%	0.45%	to	0.90%	7.58%		to	7.10%
2015	35,708	$2.79	to	$2.43	$92,008	1.91%	0.45%	to	0.90%	(0.52%)		to	(0.97%)
2014	39,487	$2.80	to	$2.46	$102,461	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	42,969	$2.47	to	$2.18	$98,570	0.74%	0.45%	to	0.90%	36.13%		to	35.52%

82	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Royce Micro-Cap, Invest Cl
2017	11,553	$2.59	to	$3.76	$32,584	0.66%	0.45%	to	0.90%	4.71%		to	4.25%
2016	12,678	$2.47	to	$3.61	$34,331	0.70%	0.45%	to	0.90%	19.18%		to	18.64%
2015	14,318	$2.07	to	$3.04	$32,661	—	0.45%	to	0.90%	(12.85%)		to	(13.24%)
2014	16,104	$2.38	to	$3.51	$42,504	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	18,298	$2.48	to	$3.67	$50,797	0.51%	0.45%	to	0.90%	20.44%		to	19.90%
Temp Global Bond, Cl 2
2017	3,815	$1.04	to	$0.96	$3,754	—	0.00%	to	0.90%	1.93%		to	1.01%
2016	2,999	$1.02	to	$0.95	$2,899	—	0.00%	to	0.90%	2.94%		to	2.02%
2015	3,043	$0.99	to	$0.94	$2,876	7.47%	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2014	1,474	$1.04	to	$0.99	$1,464	1.57%	0.00%	to	0.90%	1.83%		to	(1.76	%)(6)
2013	2	$1.02	to	$1.02	$2	—	0.00%	to	0.00%	0.38	%(5)	to	0.38	%(5)
Third Ave Val
2017	11,970	$2.51	to	$3.20	$32,021	0.84%	0.45%	to	0.90%	13.08%		to	12.57%
2016	12,933	$2.22	to	$2.85	$30,716	0.81%	0.45%	to	0.90%	11.72%		to	11.22%
2015	14,736	$1.99	to	$2.56	$31,423	3.32%	0.45%	to	0.90%	(9.30%)		to	(9.71%)
2014	16,404	$2.19	to	$2.83	$38,804	2.93%	0.45%	to	0.90%	3.91%		to	3.44%
2013	17,979	$2.11	to	$2.74	$41,226	3.33%	0.45%	to	0.90%	18.43%		to	17.90%
VanEck VIP Global Gold, Cl S
2017	3,171	$1.02	to	$0.93	$3,000	4.28%	0.00%	to	0.90%	11.63%		to	10.63%
2016	3,063	$0.91	to	$0.84	$2,595	0.23%	0.00%	to	0.90%	47.94%		to	46.62%
2015	1,044	$0.61	to	$0.57	$603	—	0.00%	to	0.90%	(24.16%)		to	(24.84%)
2014	449	$0.81	to	$0.76	$344	0.02%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(6)
2013	3	$0.86	to	$0.86	$3	—	0.00%	to	0.00%	(13.73	%)(5)	to	(13.73	%)(5)
VP Aggr, Cl 2
2017	136,904	$1.65	to	$1.85	$244,724	—	0.00%	to	0.90%	18.91%		to	17.85%
2016	126,807	$1.39	to	$1.57	$193,614	—	0.00%	to	0.90%	5.91%		to	4.96%
2015	124,746	$1.31	to	$1.49	$181,784	—	0.00%	to	0.90%	(0.76%)		to	(1.65%)
2014	109,301	$1.32	to	$1.52	$162,903	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	90,121	$1.25	to	$1.45	$129,640	—	0.00%	to	0.90%	20.74%		to	19.65%
VP Aggr, Cl 4
2017	199,757	$1.60	to	$1.85	$363,471	—	0.30%	to	0.90%	18.52%		to	17.81%
2016	205,807	$1.35	to	$1.57	$322,620	—	0.30%	to	0.90%	5.65%		to	5.02%
2015	222,489	$1.27	to	$1.50	$331,221	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	228,769	$1.29	to	$1.52	$347,035	—	0.30%	to	0.90%	5.21%		to	4.57%
2013	230,663	$1.22	to	$1.45	$335,427	—	0.30%	to	0.90%	20.35%		to	19.62%
VP Conserv, Cl 2
2017	10,587	$1.21	to	$1.30	$13,766	—	0.00%	to	0.90%	7.42%		to	6.46%
2016	13,191	$1.13	to	$1.22	$16,100	—	0.00%	to	0.90%	3.44%		to	2.51%
2015	12,778	$1.09	to	$1.19	$15,157	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	13,325	$1.09	to	$1.20	$15,980	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	15,876	$1.05	to	$1.16	$18,443	—	0.00%	to	0.90%	3.18%		to	2.24%
VP Conserv, Cl 4
2017	15,994	$1.18	to	$1.30	$20,895	—	0.30%	to	0.90%	7.02%		to	6.38%
2016	19,023	$1.10	to	$1.22	$23,326	—	0.30%	to	0.90%	3.13%		to	2.51%
2015	18,600	$1.07	to	$1.19	$22,196	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	19,601	$1.08	to	$1.20	$23,599	—	0.30%	to	0.90%	4.02%		to	3.39%
2013	28,683	$1.03	to	$1.16	$33,484	—	0.30%	to	0.90%	2.79%		to	2.16%
VP Man Vol Conserv, Cl 2
2017	1,289	$1.11	to	$1.08	$1,409	—	0.00%	to	0.90%	7.89%		to	6.92%
2016	1,574	$1.03	to	$1.01	$1,601	—	0.00%	to	0.90%	3.06%		to	2.13%
2015	639	$1.00	to	$0.99	$633	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	371	$1.01	to	$1.01	$374	—	0.00%	to	0.90%	0.67	%(6)	to	0.21	%(6)
VP Man Vol Conserv Gro, Cl 2
2017	3,832	$1.14	to	$1.10	$4,287	—	0.00%	to	0.90%	11.19%		to	10.20%
2016	4,651	$1.03	to	$1.00	$4,689	—	0.00%	to	0.90%	3.17%		to	2.24%
2015	3,300	$0.99	to	$0.98	$3,245	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	2,519	$1.01	to	$1.01	$2,541	—	0.00%	to	0.90%	0.55	%(6)	to	0.10	%(6)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	83

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Gro, Cl 2
2017	34,177	$1.19	to	$1.15	$39,993	—	0.00%	to	0.90%	17.48%		to	16.43%
2016	28,478	$1.01	to	$0.99	$28,387	—	0.00%	to	0.90%	3.37%		to	2.44%
2015	30,602	$0.98	to	$0.96	$29,671	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	19,055	$1.01	to	$1.01	$19,222	—	0.00%	to	0.90%	0.34	%(6)	to	(0.11	%)(6)
VP Man Vol Mod Gro, Cl 2
2017	25,088	$1.17	to	$1.13	$28,789	—	0.00%	to	0.90%	14.34%		to	13.32%
2016	24,415	$1.02	to	$1.00	$24,563	—	0.00%	to	0.90%	3.42%		to	2.49%
2015	23,281	$0.99	to	$0.97	$22,774	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	16,303	$1.01	to	$1.01	$16,469	—	0.00%	to	0.90%	0.57	%(6)	to	0.12	%(6)
VP Mod, Cl 2
2017	235,009	$1.42	to	$1.57	$366,198	—	0.00%	to	0.90%	13.22%		to	12.21%
2016	241,303	$1.25	to	$1.40	$336,097	—	0.00%	to	0.90%	4.63%		to	3.70%
2015	242,400	$1.20	to	$1.35	$325,206	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	244,922	$1.20	to	$1.37	$333,959	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	232,254	$1.15	to	$1.32	$305,001	—	0.00%	to	0.90%	11.36%		to	10.35%
VP Mod, Cl 4
2017	400,097	$1.37	to	$1.58	$629,938	—	0.30%	to	0.90%	12.87%		to	12.19%
2016	438,780	$1.22	to	$1.40	$618,470	—	0.30%	to	0.90%	4.32%		to	3.69%
2015	477,669	$1.17	to	$1.35	$647,973	—	0.30%	to	0.90%	(0.85%)		to	(1.45%)
2014	511,919	$1.18	to	$1.37	$704,386	—	0.30%	to	0.90%	4.75%		to	4.11%
2013	553,534	$1.12	to	$1.32	$732,336	—	0.30%	to	0.90%	11.10%		to	10.42%
VP Mod Aggr, Cl 2
2017	356,965	$1.53	to	$1.71	$591,249	—	0.00%	to	0.90%	16.15%		to	15.11%
2016	342,835	$1.32	to	$1.49	$496,512	—	0.00%	to	0.90%	5.27%		to	4.32%
2015	337,001	$1.25	to	$1.42	$468,274	—	0.00%	to	0.90%	(0.73%)		to	(1.62%)
2014	312,747	$1.26	to	$1.45	$443,762	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	273,392	$1.20	to	$1.39	$376,028	—	0.00%	to	0.90%	16.07%		to	15.03%
VP Mod Aggr, Cl 4
2017	654,007	$1.48	to	$1.71	$1,105,955	—	0.30%	to	0.90%	15.85%		to	15.15%
2016	691,922	$1.28	to	$1.49	$1,027,371	—	0.30%	to	0.90%	4.95%		to	4.32%
2015	748,667	$1.22	to	$1.43	$1,063,929	—	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2014	775,219	$1.23	to	$1.45	$1,122,895	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	797,385	$1.17	to	$1.39	$1,110,942	—	0.30%	to	0.90%	15.70%		to	15.00%
VP Mod Conserv, Cl 2
2017	36,972	$1.31	to	$1.43	$52,960	—	0.00%	to	0.90%	10.01%		to	9.02%
2016	46,631	$1.19	to	$1.31	$61,117	—	0.00%	to	0.90%	3.97%		to	3.03%
2015	39,242	$1.14	to	$1.27	$50,023	—	0.00%	to	0.90%	(0.22%)		to	(1.12%)
2014	43,585	$1.15	to	$1.28	$56,080	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	51,404	$1.09	to	$1.24	$63,634	—	0.00%	to	0.90%	7.13%		to	6.16%
VP Mod Conserv, Cl 4
2017	56,168	$1.27	to	$1.43	$80,158	—	0.30%	to	0.90%	9.59%		to	8.93%
2016	65,124	$1.16	to	$1.31	$85,866	—	0.30%	to	0.90%	3.73%		to	3.10%
2015	60,936	$1.12	to	$1.27	$77,811	—	0.30%	to	0.90%	(0.59%)		to	(1.20%)
2014	73,245	$1.13	to	$1.29	$94,575	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	91,216	$1.08	to	$1.24	$113,393	—	0.30%	to	0.90%	6.79%		to	6.14%
VP Ptnrs Sm Cap Val, Cl 3
2017	5,865	$1.70	to	$2.98	$15,420	—	0.30%	to	0.90%	6.70%		to	6.07%
2016	5,873	$1.60	to	$2.81	$15,548	—	0.30%	to	0.90%	25.16%		to	24.41%
2015	6,411	$1.28	to	$2.26	$13,540	—	0.30%	to	0.90%	(9.62%)		to	(10.17%)
2014	6,919	$1.41	to	$2.52	$16,605	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	7,409	$1.39	to	$2.49	$17,951	—	0.30%	to	0.90%	34.40%		to	33.59%
Wanger Intl
2017	37,368	$1.55	to	$2.63	$97,743	1.22%	0.30%	to	0.90%	32.52%		to	31.73%
2016	37,288	$1.17	to	$2.00	$76,959	1.16%	0.30%	to	0.90%	(1.70%)		to	(2.29%)
2015	40,569	$1.19	to	$2.05	$85,635	1.44%	0.30%	to	0.90%	(0.20%)		to	(0.80%)
2014	42,699	$1.19	to	$2.06	$91,115	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	44,370	$1.25	to	$2.18	$100,704	2.62%	0.30%	to	0.90%	22.00%		to	21.27%

84	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger USA
2017	30,947	$1.94	to	$4.18	$107,472	—	0.30%	to	0.90%	19.22%	to	18.51%
2016	31,191	$1.63	to	$3.53	$97,613	—	0.30%	to	0.90%	13.35%	to	12.67%
2015	33,872	$1.44	to	$3.13	$94,274	—	0.30%	to	0.90%	(0.90%)	to	(1.50%)
2014	35,500	$1.45	to	$3.18	$103,544	—	0.30%	to	0.90%	4.47%	to	3.84%
2013	37,086	$1.39	to	$3.06	$108,176	0.14%	0.30%	to	0.90%	33.36%	to	32.55%
WF VT Intl Eq, Cl 2
2017	12,157	$1.54	to	$2.04	$25,133	2.78%	0.30%	to	0.90%	23.97%	to	23.23%
2016	11,216	$1.24	to	$1.66	$18,945	2.79%	0.30%	to	0.90%	2.99%	to	2.37%
2015	13,122	$1.21	to	$1.62	$21,579	3.98%	0.30%	to	0.90%	1.50%	to	0.89%
2014	12,127	$1.19	to	$1.61	$19,767	2.70%	0.30%	to	0.90%	(5.64%)	to	(6.20%)
2013	13,239	$1.26	to	$1.71	$22,971	2.14%	0.30%	to	0.90%	19.16%	to	18.45%
WF VT Opp, Cl 2
2017	4,969	$2.01	to	$3.13	$15,483	0.68%	0.00%	to	0.90%	20.44%	to	19.36%
2016	5,354	$1.67	to	$2.62	$14,274	2.03%	0.00%	to	0.90%	12.23%	to	11.23%
2015	5,830	$1.49	to	$2.36	$14,035	0.13%	0.00%	to	0.90%	(3.08%)	to	(3.95%)
2014	6,489	$1.53	to	$2.45	$16,472	0.06%	0.00%	to	0.90%	10.42%	to	9.43%
2013	7,367	$1.39	to	$2.24	$17,154	0.20%	0.00%	to	0.90%	30.68%	to	29.51%
WF VT Sm Cap Gro, Cl 2
2017	5,580	$1.93	to	$3.46	$17,217	—	0.00%	to	0.90%	25.86%	to	24.73%
2016	5,264	$1.53	to	$2.78	$13,709	—	0.00%	to	0.90%	7.75%	to	6.78%
2015	6,422	$1.42	to	$2.60	$15,861	—	0.00%	to	0.90%	(2.88%)	to	(3.75%)
2014	5,306	$1.46	to	$2.70	$14,056	—	0.00%	to	0.90%	(1.88%)	to	(2.76%)
2013	5,586	$1.49	to	$2.78	$15,713	—	0.00%	to	0.90%	50.23%	to	48.88%

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on Oct. 21, 2013.
(6)	New subaccount operations commenced on June 30, 2014.
(7)	New subaccount operations commenced on March 27, 2015.
(8)	New subaccount operations commenced on April 28, 2017.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterHouseCoopers LLP

Minneapolis, Minnesota

February 22, 2018

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2017	2016
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2017, $20,764; 2016, $21,464)	$22,155	$22,682
Common stocks, at fair value (cost: 2017, $1; 2016, $4)	—	10
Mortgage loans, at amortized cost (less allowance for loan losses: 2017, $16; 2016, $19)	2,619	2,874
Policy loans	845	830
Other investments	900	998
Total investments	26,519	27,394
Cash and cash equivalents	1,062	323
Reinsurance recoverables	2,876	2,623
Other receivables	207	262
Accrued investment income	219	237
Deferred acquisition costs	2,639	2,611
Other assets	4,358	4,305
Separate account assets	82,560	76,298
Total assets	$120,440	$114,053

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,178	$29,514
Short-term borrowings	200	200
Other liabilities	4,674	4,253
Separate account liabilities	82,560	76,298
Total liabilities	116,612	110,265
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Retained earnings	903	862
Accumulated other comprehensive income, net of tax	456	457
Total shareholder’s equity	3,828	3,788
Total liabilities and shareholder’s equity	$120,440	$114,053

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years ended December 31,	2017	2016	2015
Revenues
Premiums	$410	$417	$406
Net investment income	1,011	1,128	1,218
Policy and contract charges	1,927	1,984	1,880
Other revenues	416	406	422
Net realized investment gains (losses)	40	26	4
Total revenues	3,804	3,961	3,930

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,239	1,611	1,213
Interest credited to fixed accounts	656	623	668
Amortization of deferred acquisition costs	207	334	273
Other insurance and operating expenses	701	683	736
Total benefits and expenses	2,803	3,251	2,890
Pretax income (loss)	1,001	710	1,040
Income tax provision (benefit)	260	24	145
Net income	$741	$686	$895

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$(8)
Portion of loss recognized in other comprehensive income (before taxes)	—	—	1
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$(7)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years ended December 31,	2017	2016	2015

Net income	$741	$686	$895
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(3)	58	(338)
Net unrealized gains (losses) on derivatives	3	4	4
Other	(1)	—	—
Total other comprehensive income (loss), net of tax	(1)	62	(334)
Total comprehensive income	$740	$748	$561

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2015	$3	$2,464	$1,081	$729	$4,277
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive income (loss), net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2015	3	2,465	1,176	395	4,039
Comprehensive income:
Net income	—	—	686	—	686
Other comprehensive income (loss), net of tax	—	—	—	62	62

Total comprehensive income					748
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,000)	—	(1,000)

Balances at December 31, 2016	3	2,466	862	457	3,788
Comprehensive income:
Net income	—	—	741	—	741
Other comprehensive income (loss), net of tax	—	—	—	(1)	(1)

Total comprehensive income					740
Cash dividends to Ameriprise Financial, Inc.	—	—	(700)	—	(700)
Balances at December 31, 2017	$3	$2,466	$903	$456	$3,828

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years ended December 31,	2017	2016	2015
Cash Flows from Operating Activities
Net income	$741	$686	$895
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	48	40	18
Deferred income tax (benefit) expense	101	5	(91)
Contractholder and policyholder charges, non-cash	(359)	(348)	(334)
Loss from equity method investments	108	53	18
Net realized investment (gains) losses	(40)	(30)	(13)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains (losses)	—	4	9
Changes in operating assets and liabilities:
Deferred acquisition costs	(35)	55	(2)
Policyholder account balances, future policy benefits and claims, net	(121)	338	703
Derivatives, net of collateral	504	93	69
Reinsurance recoverables	(266)	(212)	(132)
Other receivables	42	(12)	(9)
Accrued investment income	18	7	11
Other, net	(33)	188	408
Net cash provided by (used in) operating activities	708	867	1,550

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	234	297	158
Maturities, sinking fund payments and calls	2,491	2,318	2,589
Purchases	(2,034)	(3,174)	(2,279)
Proceeds from sales, maturities and repayments of mortgage loans	690	783	618
Funding of mortgage loans	(439)	(433)	(523)
Proceeds from sales and collections of other investments	156	156	115
Purchase of other investments	(201)	(164)	(158)
Purchase of land, buildings, equipment and software	(9)	(9)	(11)
Change in policy loans, net	(15)	(7)	(18)
Advance on line of credit to Ameriprise Financial, Inc.	(15)	—	—
Repayment from Ameriprise Financial, Inc. on line of credit	15	—	—
Other, net	(4)	83	4
Net cash provided by (used in) investing activities	869	(150)	495

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,059	2,086	2,061
Net transfers from (to) separate accounts	(157)	127	(171)
Surrenders and other benefits	(1,893)	(1,932)	(2,714)
Change in short-term borrowings, net	—	(1)	(1)
Proceeds from line of credit with Ameriprise Financial, Inc.	20	22	6
Payments on line of credit with Ameriprise Financial, Inc.	(20)	(22)	(6)
Cash received for purchased options with deferred premiums	116	276	16
Cash paid for purchased options with deferred premiums	(263)	(320)	(373)
Cash dividends to Ameriprise Financial, Inc.	(700)	(1,000)	(800)
Net cash provided by (used in) financing activities	(838)	(764)	(1,982)
Net increase (decrease) in cash and cash equivalents	739	(47)	63
Cash and cash equivalents at beginning of period	323	370	307
Cash and cash equivalents at end of period	$1,062	$323	$370

Supplemental Disclosures:
Income taxes paid (received), net	$250	$(120)	$(57)
Interest paid on borrowings	2	1	1
Non-cash investing activity:
Partnership commitments not yet remitted	9	108	45

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

In 2017, the Company recorded the following out-of-period corrections:

•

a $12 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $8 million and decreased benefits, claims, losses and settlement expenses by $4 million.

•	a $20 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded a $29 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization factor.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its

RiverSource Life Insurance Company

amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans, net reflect the Company’s interest in commercial mortgage loans less the related allowance for loan losses and, as of December 31, 2016, residential mortgage loans.

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

RiverSource Life Insurance Company

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

As of December 31, 2017 and 2016, land, buildings, equipment and software were $142 million and $148 million, respectively, net of accumulated depreciation of $159 million and $144 million, respectively. Depreciation and amortization expense for the years ended December 31, 2017, 2016 and 2015 was $15 million, $14 million and $15 million, respectively.

RiverSource Life Insurance Company

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

The equity component of indexed annuities and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Company

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains or losses impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, indexed annuities and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed annuity products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB and gain gross-up (“GGU”) liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 10 for information regarding variable annuity guarantees.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions, indexed annuities and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Company

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 19 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL

RiverSource Life Insurance Company

insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

3.   RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company evaluated include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company early adopted the standard for the interim period ended March 31, 2017 on a retrospective basis. The adoption of the standard did not have a material impact on the Company’s operating, investing or financing cash flows.

Future Adoption of New Accounting Standards

Income Statement — Reporting Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in OCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company is currently evaluating the impact of the update on its consolidated financial condition.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Receivables — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Early adoption is permitted. The update is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the

RiverSource Life Insurance Company

credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not have a material impact on the consolidated financial condition or results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard did not have a material impact on the Company’s consolidated financial condition and results of operations.

4.  VARIABLE INTEREST ENTITIES

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $408 million and $482 million as of December 31, 2017 and 2016, respectively. The Company had a $97 million and $135 million liability recorded as of December 31, 2017 and 2016, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the above mentioned funding commitments.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as

RiverSource Life Insurance Company

Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

Description of Securities (in millions)	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,133	$1,125	$(25)	$13,233	$—
Residential mortgage backed securities	2,979	54	(22)	3,011	—
Commercial mortgage backed securities	3,554	47	(32)	3,569	—
State and municipal obligations	1,114	209	(9)	1,314	—
Asset backed securities	700	30	(2)	728	—
Foreign government bonds and obligations	283	20	(4)	299	—
U.S. government and agency obligations	1	—	—	1	—
Total fixed maturities	20,764	1,485	(94)	22,155	—
Common stocks	1	—	(1)	—	—
Total	$20,765	$1,485	$(95)	$22,155	$—

	December 31, 2016
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,105	$1,060	$(53)	$14,112	$—
Residential mortgage backed securities	3,386	72	(43)	3,415	(4)
Commercial mortgage backed securities	2,837	58	(38)	2,857	—
State and municipal obligations	1,092	161	(24)	1,229	—
Asset backed securities	790	26	(11)	805	—
Foreign government bonds and obligations	251	17	(7)	261	—
U.S. government and agency obligations	3	—	—	3	—
Total fixed maturities	21,464	1,394	(176)	22,682	(4)
Common stocks	4	6	—	10	3
Total	$21,468	$1,400	$(176)	$22,692	$(1)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2017 and 2016, investment securities with a fair value of 1.6 billion and $1.5 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $711 million and $428 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2017 and 2016, fixed maturity securities comprised approximately 84% and 83%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2017 and 2016, approximately $906 million and $944 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2017			December 31, 2016
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,259	$6,303	28%	$5,671	$5,728	25%
AA	1,090	1,285	6	1,013	1,177	5
A	3,443	3,902	18	3,767	4,167	19
BBB	8,796	9,465	43	9,584	10,190	45
Below investment grade	1,176	1,200	5	1,429	1,420	6
Total fixed maturities	$20,764	$22,155	100%	$21,464	$22,682	100%

As of December 31, 2017 and 2016, approximately 35% and 40%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2017
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	82	$834	$(5)	39	$360	$(20)	121	$1,194	$(25)
Residential mortgage backed securities	36	546	(4)	41	657	(18)	77	1,203	(22)
Commercial mortgage backed securities	56	994	(10)	42	663	(22)	98	1,657	(32)
State and municipal obligations	19	35	—	8	138	(9)	27	173	(9)
Asset backed securities	15	116	—	12	76	(2)	27	192	(2)
Foreign government bonds and obligations	3	6	—	15	23	(4)	18	29	(4)
Common stocks	—	—	—	3	1	(1)	3	1	(1)
Total	211	$2,531	$(19)	160	$1,918	$(76)	371	$4,449	$(95)

	December 31, 2016
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	114	$1,502	$(26)	33	$319	$(27)	147	$1,821	$(53)
Residential mortgage backed securities	56	1,282	(25)	56	324	(18)	112	1,606	(43)
Commercial mortgage backed securities	80	1,378	(37)	1	11	(1)	81	1,389	(38)
State and municipal obligations	18	66	(3)	2	105	(21)	20	171	(24)
Asset backed securities	23	231	(6)	12	114	(5)	35	345	(11)
Foreign government bonds and obligations	7	30	(1)	15	23	(6)	22	53	(7)
Total	298	$4,489	$(98)	119	$896	$(78)	417	$5,385	$(176)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to tighter credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	December 31,
(in millions)	2017	2016	2015
Beginning balance	$21	$33	$33
Reductions for securities sold during the period (realized)	(21)	(12)	—
Ending balance	$—	$21	$33

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Gross realized investment gains	$48	$29	$30
Gross realized investment losses	(4)	(12)	(17)
Other-than-temporary impairments	—	—	(7)
Total	$44	$17	$6

Other-than-temporary impairments for the year ended December 31, 2015 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2017 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$1,288	$1,305
Due after one year through five years	5,481	5,685
Due after five years through 10 years	3,039	3,154
Due after 10 years	3,723	4,703
	13,531	14,847
Residential mortgage backed securities	2,979	3,011
Commercial mortgage backed securities	3,554	3,569
Asset backed securities	700	728
Common stocks	1	—
Total	$20,765	$22,155

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2017	2016	2015
Fixed maturities	$947	$997	$1,034
Mortgage loans	137	149	177
Other investments	(48)	8	33
	1,036	1,154	1,244
Less: investment expenses	25	26	26
Total	$1,011	$1,128	$1,218

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Fixed maturities	$44	$17	$6
Mortgage loans	(4)	10	—
Other investments	—	(1)	(2)
Total	$40	$26	$4

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2017	2016	2015
Beginning balance	$25	$25	$28
Charge-offs	(3)	(3)	(4)
Provisions	—	3	1
Ending balance	$22	$25	$25

Individually evaluated for impairment	$—	$2	$4
Collectively evaluated for impairment	22	23	21

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2017	2016
Individually evaluated for impairment	$17	$10
Collectively evaluated for impairment	3,015	3,275
Total	$3,032	$3,285

As of December 31, 2017 and 2016, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $17 million and $5 million, respectively.

During the years ended December 31, 2017, 2016 and 2015, the Company purchased $156 million, $73 million and $106 million, respectively, and sold $259 million, $250 million and $15 million, respectively. The loans purchased consisted of syndicated loans. The loans sold during 2017 and 2016 primarily consisted of residential mortgage loans. See below for additional discussion on the sales of these loans. The loans sold during 2015 primarily consisted of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $5 million and $2 million as of December 31, 2017 and 2016, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil of total commercial mortgage loans as of both December 31, 2017 and 2016. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
South Atlantic	$735	$753	28%	29%
Pacific	771	722	29	28
Mountain	242	234	9	9
West North Central	223	212	8	8
East North Central	209	195	8	8
Middle Atlantic	179	191	7	7
West South Central	125	122	5	5
New England	67	84	3	3
East South Central	84	80	3	3

	2,635	2,593	100%	100%

Less: allowance for loan losses	16	19

Total	$2,619	$2,574

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
Retail	$893	$916	34%	35%
Office	470	473	18	18
Apartments	536	483	20	19
Industrial	451	430	17	17
Mixed use	38	42	1	2
Hotel	39	41	2	1
Other	208	208	8	8

	2,635	2,593	100%	100%

Less: allowance for loan losses	16	19

Total	$2,619	$2,574

Residential Mortgage Loans

The recorded investment in residential mortgage loans as of December 31, 2017 and 2016 was nil and $300 million, respectively. During the years ended December 31, 2017 and 2016, the Company sold $249 million and $250 million, respectively, of residential mortgage loans and recorded a loss of $4 million and a gain of $10 million, respectively.

As of December 31, 2016, approximately 2% of residential mortgage loans had FICO scores below 640. As of December 31, 2016, none of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans was in California which represented 52% of the portfolio as of December 31, 2016. Colorado and Washington represented 18% and 13%, respectively, of the portfolio as of December 31, 2016. No other state represented more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2017 and 2016 was $397 million and $392 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2017 and 2016 were $5 million and $1 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2017 and 2016. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2017, 2016 and 2015. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the Company’s living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on life insurance contracts and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in the prior year resulted in the write-off of DAC, which was included in the impact of unlocking. The impact of unlocking to DAC for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency.

The balances of and changes in DAC were as follows:

(in millions)	2017	2016		2015
Balance at January 1	$2,611	$2,693		$2,581
Capitalization of acquisition costs	242	279	(1)	275
Amortization, excluding the impact of valuation assumptions review	(219)	(253)		(267)
Amortization, impact of valuation assumptions review	12	(81	)(2)	(6)
Impact of change in net unrealized securities (gains) losses	(7)	(27)		110
Balance at December 31	$2,639	$2,611		$2,693

RiverSource Life Insurance Company

(1)

Includes a $27 million benefit related to the write-off of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Consolidated Statements of Income.

(2)	Includes a $58 million expense related to the loss recognition on LTC business.

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2017	2016	2015
Balance at January 1	$301	$334	$361
Capitalization of sales inducement costs	4	5	4
Amortization, excluding the impact of valuation assumptions review	(37)	(42)	(52)
Amortization, impact of valuation assumptions review	(1)	4	1
Impact of change in net unrealized securities (gains) losses	6	—	20
Balance at December 31	$273	$301	$334
8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2017 and 2016, traditional life and UL insurance in force aggregated $195.9 billion and $196.5 billion, respectively, of which $142.4 billion as of both December 31, 2017 and 2016 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Direct premiums	$637	$642	$629
Reinsurance ceded	(227)	(225)	(223)
Net premiums	$410	$417	$406

Policy and contract charges are presented on the Consolidated Statements of Income net of $114 million, $110 million and $107 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2017, 2016 and 2015, respectively.

Reinsurance recovered on all contracts was $298 million, $318 million and $287 million for the years ended December 31, 2017, 2016 and 2015, respectively.

RiverSource Life Insurance Company

Reinsurance recoverables include approximately $2.3 billion and $2.0 billion related to LTC risk ceded to Genworth as of December 31, 2017 and 2016, respectively. Policyholder account balances, future policy benefits and claims include $509 million and $529 million related to previously assumed reinsurance arrangements as of December 31, 2017 and 2016, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2017		2016
Policyholder account balances
Fixed annuities(1)	$9,934		$10,588
Variable annuity fixed sub-accounts	5,166		5,211
VUL/UL insurance	3,047		3,007
IUL insurance	1,384		1,054
Other life insurance	720		758
Total policyholder account balances	20,251		20,618
Future policy benefits
Variable annuity GMWB	463		1,017
Variable annuity GMAB	(80	)(2)	(24	)(2)
Other annuity liabilities	78		66
Fixed annuity life contingent liabilities	1,484		1,497
Life and DI insurance	1,221		1,204
LTC insurance	4,896		4,352
VUL/UL and other life insurance additional liabilities	688		588
Total future policy benefits	8,750		8,700
Policy claims and other policyholders’ funds	177		196
Total policyholder account balances, future policy benefits and claims	$29,178		$29,514

(1)	Includes fixed deferred annuities, non-life contingent fixed payout annuities and indexed annuity host contracts.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2017 and 2016 reported as a contra liability.

Fixed Annuities

Fixed annuities include deferred, payout and indexed annuity contracts.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2017, depending on year of issue, with an average rate of approximately 4.09%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s equity indexed annuity (“EIA”) product is a single premium fixed deferred annuity. The Company discontinued new sales of EIA in 2007. The contract was issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments.

In November 2017, the Company began offering a fixed index annuity product which is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The Company offers S&P 500® Index and MSCI® EAFE Index account options. Both options offer two crediting durations, one-year and two-year. The contractholder may allocate all or a portion of the policy value to a fixed or indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. The contractholder can choose to add a GMWB for life rider for an additional fee.

See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed annuities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

RiverSource Life Insurance Company

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2017. Anticipated interest rates for DI policies ranged from 3.75% to 7.5% as of December 31, 2017 and for LTC policies ranged from 6% to 6.4% as of December 31, 2017.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.25% for DI and LTC claims, respectively, as of December 31, 2017.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2017	2016
Variable annuity	$75,174	$69,606
VUL insurance	7,352	6,659
Other insurance	34	33
Total	$82,560	$76,298

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2017				December 31, 2016
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk		Weighted Average Attained Age
GMDB:
Return of premium	$61,418	$59,461	$9	66	$56,143	$54,145	$208		65
Five/six-year reset	8,870	6,149	12	66	8,878	6,170	22		66
One-year ratchet	6,548	6,187	11	69	6,426	6,050	110		68
Five-year ratchet	1,563	1,506	1	65	1,542	1,483	7		64
Other	1,099	1,075	50	72	965	942	86		71
Total — GMDB	$79,498	$74,378	$83	66	$73,954	$68,790	$433		65
GGU death benefit	$1,118	$1,067	$133	70	$1,047	$996	$108		68
GMIB	$233	$216	$7	69	$245	$227	$13		68
GMWB:
GMWB	$2,508	$2,500	$1	71	$2,650	$2,642	$2		70
GMWB for life	44,375	44,259	129	67	39,436	39,282	289	(2)	66
Total — GMWB	$46,883	$46,759	$130	67	$42,086	$41,924	$291		66
GMAB	$3,086	$3,083	$—	59	$3,484	$3,476	$21		59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Amount revised to reflect updated contractholder mortality assumptions as of December 31, 2016.

The net amount at risk for GMDB, GGU and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

RiverSource Life Insurance Company

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2017		December 31, 2016
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,460	65	$6,376	64

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB &GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2015	$9	$7	$693	$(41)	$263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	14	8	1,057	—	332
Incurred claims	11	1	(40)	(23)	127
Paid claims	(9)	(1)	—	(1)	(25)
Balance at December 31, 2016	16	8	1,017	(24)	434
Incurred claims	5	—	(554)	(56)	84
Paid claims	(4)	(2)	—	—	(29)
Balance at December 31, 2017	$17	$6	$463	$(80)	$489

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2017	2016
Mutual funds:
Equity	$46,038	$40,622
Bond	23,529	23,142
Other	5,109	5,326
Total mutual funds	$74,676	$69,090

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2017, 2016 and 2015.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

RTA has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this revolving credit agreement as of December 31, 2017 and 2016.

RiverSource Life Insurance Company

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2017 and 2016.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2017 and 2016, the Company has pledged $43 million and $33 million, respectively, of agency residential mortgage backed securities and $8 million and $19 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2017 and 2016 was $50 million. The remaining maturity of outstanding repurchase agreements was less than one month and less than three months as of December 31, 2017 and 2016, respectively. The weighted average annualized interest rate on repurchase agreements held as of December 31, 2017 and 2016 was 1.4% and 0.9%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $750 million and $771 million as of December 31, 2017 and 2016, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2017 and 2016 was $150 million. The remaining maturity of outstanding FHLB advances was less than four months as of both December 31, 2017 and 2016. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2017 and 2016 was 1.5% and 0.8%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,161	$1,072	$13,233
Residential mortgage backed securities	—	2,924	87	3,011
Commercial mortgage backed securities	—	3,569	—	3,569
State and municipal obligations	—	1,314	—	1,314
Asset backed securities	—	728	—	728
Foreign government bonds and obligations	—	299	—	299
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,995	1,159	22,155
Cash equivalents	—	1,030	—	1,030
Other assets:
Interest rate derivative contracts	—	1,081	—	1,081
Equity derivative contracts	62	2,305	—	2,367
Foreign exchange derivative contracts	1	34	—	35
Total other assets	63	3,420	—	3,483
Separate account assets at net asset value (“NAV”)				82,560	(1)
Total assets at fair value	$64	$25,445	$1,159	$109,228

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	601	601
GMWB and GMAB embedded derivatives	—	—	(49)	(49	)(2)
Total policyholder account balances, future policy benefits and claims	—	5	552	557	(3)
Other liabilities:
Interest rate derivative contracts	1	414	—	415
Equity derivative contracts	5	2,666	—	2,671
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	2	—	2
Total other liabilities	6	3,105	—	3,111
Total liabilities at fair value	$6	$3,110	$552	$3,668

RiverSource Life Insurance Company

	December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,955	$1,157	$14,112
Residential mortgage backed securities	—	3,300	115	3,415
Commercial mortgage backed securities	—	2,857	—	2,857
State and municipal obligations	—	1,229	—	1,229
Asset backed securities	—	792	13	805
Foreign government bonds and obligations	—	261	—	261
U.S. government and agency obligations	3	—	—	3
Total Available-for-Sale securities: Fixed maturities	3	21,394	1,285	22,682
Common stocks	6	4	—	10
Cash equivalents	—	302	—	302
Other assets:
Interest rate derivative contracts	—	1,735	—	1,735
Equity derivative contracts	43	1,487	—	1,530
Credit derivative contracts	—	1	—	1
Foreign exchange derivative contracts	—	80	—	80
Total other assets	43	3,303	—	3,346
Separate account assets at NAV				76,298	(1)
Total assets at fair value	$52	$25,003	$1,285	$102,638

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	464	464
GMWB and GMAB embedded derivatives	—	—	614	614	(4)
Total policyholder account balances, future policy benefits and claims	—	5	1,078	1,083	(5)
Other liabilities:
Interest rate derivative contracts	1	964	—	965
Equity derivative contracts	2	1,987	—	1,989
Foreign exchange derivative contracts	2	45	—	47
Total other liabilities	5	2,996	—	3,001
Total liabilities at fair value	$5	$3,001	$1,078	$4,084

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position as of December 31, 2017.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(399) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position as of December 31, 2016.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(498) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2016.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2017	$1,157	$115	$—	$13	$1,285	$—
Total gains (losses) included in:
Net income	1	—	—	—	1 (1)	—
Other comprehensive income (loss)	(8)	1	—	—	(7)	—
Purchases	124	67	36	49	276	—
Settlements	(202)	(7)	—	(13)	(222)	—
Transfers into Level 3	—	—	—	11	11	4
Transfers out of Level 3	—	(89)	(36)	(60)	(185)	(4)
Balance, December 31, 2017	$1,072	$87	$—	$—	$1,159	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2017	$1	$—	$—	$—	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$464		$614		$1,078
Total (gains) losses included in:
Net income	87	(2)	(977	)(3)	(890)
Issues	92		326		418
Settlements	(42)		(12)		(54)
Balance, December 31, 2017	$601		$(49)		$552
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2017	$87	(2)	$(946	)(3)	$(859)

	Available-for-Sale Securities: Fixed Maturities					Other Derivative Contracts
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2016	$1,235	$21	$3	$133	$1,392	$—
Total gains (losses) included in:
Net income	1	—	—	1	2 (1)	(2	)(3)
Other comprehensive income (loss)	(1)	(1)	—	—	(2)	—
Purchases	47	134	42	—	223	2
Settlements	(126)	(9)	(3)	(1)	(139)	—
Transfers into Level 3	1	—	—	12	13	—
Transfers out of Level 3	—	(30)	(42)	(132)	(204)	—
Balance, December 31, 2016	$1,157	$115	$—	$13	$1,285	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2016	$1	$—	$—	$—	$1 (1)	$(2	)(3)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2016	$364		$851		$1,215
Total (gains) losses included in:
Net income	13	(2)	(511	)(3)	(498)
Issues	115		295		410
Settlements	(28)		(21)		(49)
Balance, December 31, 2016	$464		$614		$1,078
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2016	$13	(2)	$(448	)(3)	$(435)

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive income (loss)	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015	$(1)	$—	$—	$1	$— (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total (gains) losses included in:
Net income	27	(2)	105	(3)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2015	$27	(2)	$127	(3)	$154

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(71) million, $98 million and $74 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2017, 2016 and 2015, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,070	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$601	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(49)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

RiverSource Life Insurance Company

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,154	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$464	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$614	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

RiverSource Life Insurance Company

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2017 and 2016. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its indexed annuity and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the fixed index annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the fixed index annuity and IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2017 and 2016. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for other-than-temporary impairment. The investments that are determined to be other-than-temporarily impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). During the year ended December 31, 2017, the Company recognized $64 million of impairments on its investment in affordable housing partnerships primarily due to the enactment of the Tax Act. The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $166 million as of December 31, 2017 and is classified as Level 3 in the fair value hierarchy.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2017
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,619	$—	$—	$2,616	$2,616
Policy loans	845	—	—	801	801
Other investments	408	—	373	36	409

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,246	$—	$—	$10,755	$10,755
Short-term borrowings	200	—	200	—	200
Other liabilities	123	—	—	119	119
Separate account liabilities at NAV	369				369	(1)
	December 31, 2016
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,874	$—	$—	$2,865	$2,865
Policy loans	830	—	—	807	807
Other investments	402	—	364	43	407

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,906	$—	$—	$11,417	$11,417
Short-term borrowings	200	—	200	—	200
Other liabilities	177	—	—	169	169
Separate account liabilities at NAV	341				341	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to the valuation of commercial mortgage loans, these measurements are classified as Level 3.

The fair value of residential mortgage loans as of December 31, 2016 is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions. Given the significant unobservable inputs to the valuation of residential mortgage loans as of December 31, 2016, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

RiverSource Life Insurance Company

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third-party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, indexed annuity host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships and other real estate partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution and certain administrative services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2017, 2016 and 2015, the Company earned $322 million, $313 million and $311 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides certain administrative services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $167 million, $158 million and $162 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides administrative services related to these transactions and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $42 million, $40 million and $41 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $390 million, $400 million and $437 million for the years ended December 31, 2017, 2016 and 2015, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Cash dividends paid to Ameriprise Financial	$700	$1,000	$800
Cash dividends received from RiverSource Life of NY	50	50	25
Cash dividend received from RTA	20	15	—
Cash dividend received from RiverSource REO 1, LLC (1)	—	31	—

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

RiverSource Life Insurance Company

On February 20, 2018, the Company’s board of directors declared a cash dividend of $200 million to Ameriprise Financial, payable on or before March 22, 2018, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, advance notification was provided to state insurance regulators prior to all dividend payments. See Note 15 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $105 million and $168 million as of December 31, 2017 and 2016, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company received approval from the Minnesota Department of Commerce to apply a permitted statutory accounting practice, effective July 1, 2017 through June 30, 2018, for certain derivative instruments used to economically hedge the interest rate exposure of certain variable annuity products that do not qualify for statutory hedge accounting. The permitted practice is intended to mitigate the impact to statutory surplus from the misalignment between variable annuity statutory reserves, which are not carried at fair value, and the fair value of derivatives used to economically hedge the interest rate exposure of non-life contingent living benefit guarantees. The permitted practice allows RiverSource Life Insurance Company to defer a portion of the change in fair value, net investment income and realized gains or losses generated from designated derivatives to the extent the amounts do not offset the current period interest-rate related change in the variable annuity statutory reserve liability. The deferred amount is amortized over ten years using the straight-line method with the ability to accelerate amortization at management’s discretion. There was no immediate impact to statutory surplus at the effective date for the permitted statutory accounting practice. As of December 31, 2017, application of this permitted practice resulted in a decrease to RiverSource Life Insurance Company’s statutory surplus of approximately $3 million.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $(306) million and $275 million as of December 31, 2017 and 2016, respectively.

In addition, dividends whose fair market value, together with that of other dividends made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $2.4 billion and $3.0 billion as of December 31, 2017 and 2016, respectively.

Statutory net gain from operations and net income (loss) are summarized as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Statutory net gain from operations	$958	$834	$1,033
Statutory net income (loss)	222	322	633

Government debt securities of $4 million as of both December 31, 2017 and 2016 were on deposit with various states as required by law.

RiverSource Life Insurance Company

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,440	$—	$3,440	$(2,599)	$(736)	$(88)	$17
OTC cleared	21	—	21	(15)	—	—	6
Exchange-traded	22	—	22	(1)	—	—	21
Total derivatives	$3,483	$—	$3,483	$(2,615)	$(736)	$(88)	$44

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,822	$—	$2,822	$(2,161)	$(374)	$(235)	$52
OTC cleared	510	—	510	(507)	(3)	—	—
Exchange-traded	14	—	14	(2)	—	—	12
Total derivatives	$3,346	$—	$3,346	$(2,670)	$(377)	$(235)	$64

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,095	$—	$3,095	$(2,599)	$(1)	$(492)	$3
OTC cleared	15	—	15	(15)	—	—	—
Exchange-traded	1	—	1	(1)	—	—	—
Total derivatives	3,111	—	3,111	(2,615)	(1)	(492)	3
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,161	$—	$3,161	$(2,615)	$(1)	$(542)	$3

RiverSource Life Insurance Company

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,481	$—	$2,481	$(2,161)	$—	$(312)	$8
OTC cleared	515	—	515	(507)	(8)	—	—
Exchange-traded	5	—	5	(2)	—	—	3
Total derivatives	3,001	—	3,001	(2,670)	(8)	(312)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,051	$—	$3,051	$(2,670)	$(8)	$(362)	$11

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2017			December 31, 2016
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$64,790	$1,081	$415	$71,019	$1,735	$965
Equity contracts	56,649	2,367	2,671	60,419	1,530	1,989
Credit contracts	715	—	2	1,039	1	—
Foreign exchange contracts	3,996	35	23	4,494	80	47
Other contracts	450	—	—	240	—	—
Total non-designated hedges	126,600	3,483	3,111	137,211	3,346	3,001
Embedded derivatives
GMWB and GMAB(3)	N/A	—	(49)	N/A	—	614
IUL	N/A	—	601	N/A	—	464
Indexed annuities	N/A	—	5	N/A	—	5
Total embedded derivatives	N/A	—	557	N/A	—	1,083
Total derivatives	$126,600	$3,483	$3,668	$137,211	$3,346	$4,084

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and indexed annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2016 included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2017 and 2016, investment securities with a fair value of $89 million and $235 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $89 million and $118 million, respectively, may be sold, pledged or rehypothecated by the Company. As of December 31, 2017 and 2016, the Company had sold, pledged, or rehypothecated nil and $19 million, respectively, of these securities. In addition, as of December 31, 2017 and 2016, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2017
Interest rate contracts	$—	$3
Equity contracts	75	(1,006)
Credit contracts	—	(22)
Foreign exchange contracts	—	(23)
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	663
IUL embedded derivatives	(45)	—
Total gain (loss)	$30	$(387)
Year Ended December 31, 2016
Interest rate contracts	$—	$38
Equity contracts	20	(857)
Credit contracts	—	2
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	237
IUL embedded derivatives	15	—
Total gain (loss)	$35	$(582)
Year Ended December 31, 2015
Interest rate contracts	$—	$232
Equity contracts	(10)	(308)
Credit contracts	—	(1)
Foreign exchange contracts	—	13
Other contracts	—	(1)
GMWB and GMAB embedded derivatives	—	(372)
IUL embedded derivatives	(8)	—
Indexed annuity embedded derivatives	1	—
Total gain (loss)	$(17)	$(437)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2017:

(in millions)	Premiums Payable	Premiums Receivable
2018	$213	$129
2019	276	170
2020	198	98
2021	168	107
2022	231	147
2023-2026	472	59
Total	$1,558	$710

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of futures, options, swaps and swaptions. Certain of the macro hedge derivatives contain settlement provisions linked to both equity returns and interest rates. The Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates are shown in Other contracts in the tables above.

Indexed annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to indexed annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of indexed annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2017, the Company held no derivatives that were designated as cash flow hedges. As of December 31, 2017, the Company expects to reclassify $2 million of deferred losses on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2017 and 2016, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2017, 2016 and 2015, amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized gains (losses) included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is one year and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2017 and 2016, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $299 million and $206 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2017 and 2016 was $296 million and $198 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2017 and 2016 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $3 million and $8 million, respectively.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Years Ended December 31, 2017
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$210	$(61)	$149
Reclassification of net securities (gains) losses included in net income(2)	(44)	15	(29)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(180)	57	(123)
Net unrealized securities gains (losses)	(14)	11	(3)
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	5	(2)	3
Net unrealized derivatives gains (losses)	5	(2)	3
Other	(1)	—	(1)
Total other comprehensive income (loss)	$(10)	$9	$(1)

	Years Ended December 31, 2016
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$350	$(124)	$226
Reclassification of net securities (gains) losses included in net income(2)	(17)	6	(11)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(242)	85	(157)
Net unrealized securities gains (losses)	91	(33)	58
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains (losses)	6	(2)	4
Total other comprehensive income (loss)	$97	$(35)	$62

	Years Ended December 31, 2015
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities (gains) losses included in net income(2)	(6)	2	(4)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities gains (losses)	(523)	185	(338)
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains (losses)	6	(2)	4
Total other comprehensive income (loss)	$(517)	$183	$(334)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Other	Total
Balance, January 1, 2015	$741	$(12)	$—	$729
OCI before reclassifications	(334)	—	—	(334)
Amounts reclassified from AOCI	(4)	4	—	—
Total OCI	(338)	4	—	(334)
Balance, December 31, 2015	403 (1)	(8)	—	395
OCI before reclassifications	69	—	—	69
Amounts reclassified from AOCI	(11)	4	—	(7)
Total OCI	58	4	—	62
Balance, December 31, 2016	461 (1)	(4)	—	457
OCI before reclassifications	26	—	(1)	25
Amounts reclassified from AOCI	(29)	3	—	(26)
Total OCI	(3)	3	(1)	(1)
Balance, December 31, 2017	$458 (1)	$(1)	$(1)	$456

(1)

Includes nil, nil and $2 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2017, 2016 and 2015, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Current income tax
Federal	$158	$18	$234
State	1	1	2
Total current income tax	159	19	236
Deferred income tax
Federal	103	6	(91)
State	(2)	(1)	—
Total deferred income tax	101	5	(91)
Total income tax provision	$260	$24	$145

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 includes an expense of $140 million due to the enactment of the Tax Act. The $140 million expense includes a $136 million expense for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $4 million expense for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies.

The Company considers the expenses related to the remeasurement of deferred tax assets and liabilities to be provisional amounts based on reasonable estimates as discussed below.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% were as follows:

	Years Ended December 31,
	2017	2016	2015
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Impact of Tax Act	14.0	—	—
Dividend received deduction	(12.9)	(17.1)	(14.0)
Low income housing tax credits	(7.4)	(9.4)	(6.1)
Foreign tax credit, net of addback	(2.7)	(3.8)	—
Taxes applicable to prior years	—	(2.0)	—
Other, net	—	0.7	(0.9)
Income tax provision	26.0%	3.4%	14.0%

RiverSource Life Insurance Company

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The increase in the effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a $140 million expense in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax assets and remeasurement of tax contingencies. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividends received deduction and low income housing tax credits.

As of December 31, 2017, the Company had not fully completed its accounting for the tax effects of the enactment of the Tax Act; however, the Company is able to provide reasonable estimates of the Tax Act’s impact. The Company’s provision for income taxes for the year ended December 31, 2017 is based in part on a reasonable estimate of the remeasurement of deferred tax assets and liabilities under the Tax Act. The Company recognized a provisional tax amount of $140 million, which is included as a component of provision for income taxes from continuing operations. The Company considers the accounting for the Tax Act’s expense related to the remeasurement of tax contingencies to be final and complete. The Company recorded a provisional tax amount of $136 million to remeasure certain deferred tax assets and liabilities as a result of the enactment of the Tax Act. The Company is still analyzing certain aspects of the Tax Act and is refining the estimate of the expected reversal of its deferred tax balances. This can potentially affect the measurement of these balances or give rise to new deferred tax amounts. In addition, further guidance from federal and state taxing authorities may change the provisional tax liability or the accounting treatment of the provisional tax liability.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at 21% as of December 31, 2017 and 35% as of December 31, 2016. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2017	2016
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$599	$1,144
Investment related	251	236
Other	29	13
Gross deferred income tax assets	879	1,393
Less: valuation allowance	11	8
Total deferred income tax assets	868	1,385
Deferred income tax liabilities
Deferred acquisition costs	431	695
Net unrealized gains on Available-for-Sale securities	150	251
Deferred sales inducement costs	62	113
Depreciation	13	23
Other	1	—
Gross deferred income tax liabilities	657	1,082
Net deferred income tax assets	$211	$303

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $9 million, net of federal benefit, which will expire beginning December 31, 2018. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $11 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2017	2016	2015
Balance at January 1	$59	$95	$160
Additions based on tax positions related to the current year	5	6	11
Additions for tax positions of prior years	—	31	29
Reductions for tax positions of prior years	(50)	(68)	(105)
Settlements	—	(5)	—
Balance at December 31	$14	$59	$95

If recognized, approximately $5 million, $6 million and $9 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2017, 2016 and 2015, respectively, would affect the effective tax rate.

RiverSource Life Insurance Company

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $9 million to $10 million in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $1 million, a net decrease of $39 million, and a net increase of $1 million in interest and penalties for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the Company had a payable of $1 million and $2 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the third quarter of 2017, the Company received final cash settlements for resolution of the 2006 and 2011 audits. The IRS has completed its examination of the 2008 through 2010 tax returns, and these years are effectively settled; however, the statutes of limitation, remain open for certain carryover adjustments. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 through 2015. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 2011 through 2015.

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2017	2016
Commercial mortgage loans	$31	$68
Residential mortgage loans	—	185
Affordable housing and other real estate partnerships	123	177
Total funding commitments	$154	$430

The decrease in residential mortgage loan funding commitments as of December 31, 2017 compared to the prior year is primarily due to the sale of loans. See Note 6 for additional information.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2017, these guarantees range from 1% to 5%.

Contingencies

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2017 and 2016, the estimated liability was $14 million and $16 million, respectively, and the related premium tax asset was $12 million and $14 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2018 RiverSource Life Insurance Company. All rights reserved.

S-6196 CD (4/18)